UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2019

Date of reporting period: December 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

DEC    12.31.18

SEMI-ANNUAL REPORT

AB CONCENTRATED GROWTH FUND

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Concentrated Growth Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB CONCENTRATED GROWTH FUND | 1

SEMI-ANNUAL REPORT

February 7, 2019

This report provides management’s discussion of fund performance for AB Concentrated Growth Fund for the semi-annual reporting period ended December 31, 2018.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	6 Months	12 Months

AB CONCENTRATED GROWTH FUND

Class A Shares	-3.60%	1.23%

Class C Shares	-4.02%	0.44%

Advisor Class Shares[1]	-3.50%	1.48%

Class R Shares[1]	-3.75%	0.94%

Class K Shares[1]	-3.62%	1.23%

Class I Shares[1]	-3.50%	1.51%

Class Z Shares[1]	-3.50%	1.48%

S&P 500 Index	-6.85%	-4.38%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, for the six- and 12-month periods ended December 31, 2018.

For the six-month period, all share classes outperformed the benchmark, before sales charges. An overweight to the health care sector contributed, relative to the benchmark, while an underweight to utilities detracted. Security selection in the industrials sector contributed, but detracted within financials. Top absolute contributors to performance included Abbott Laboratories, Starbucks and IQVIA. Top absolute detractors included Aptiv, Charles Schwab and Booking Holdings.

During the 12-month period, all share classes outperformed the benchmark, before sales charges. An underweight to the energy sector contributed, while an underweight to utilities detracted from returns. Security selection in the industrials sector contributed, but detracted within consumer discretionary. Top absolute contributors included Abbott, MasterCard and Zoetis. Top absolute detractors included Celgene, Charles Schwab and Aptiv.

2 | AB CONCENTRATED GROWTH FUND	abfunds.com

The Fund did not utilize derivatives during the six- or 12-month periods.

MARKET REVIEW AND INVESTMENT STRATEGY

US equity markets posted negative performance during both periods, despite the US equity market providing strong earnings growth. Health care and utilities were the strongest performing sectors over the six-month period, while energy and materials lagged. Health care and utilities were also strong performers during the 12-month period, while the energy and communication-services sectors lagged. US equities ended the 12-month period lower as the S&P 500 Index returned -4.38%.

Market volatility has increased as investors experienced a number of concerns, including the global trade war. Earnings growth in 2018 was very strong but investor anxiety caused a decline in the market for the year. In this environment, the Fund’s Senior Investment Management Team remains focused on sustainably growing the underlying earnings power of the Fund and believes the Fund is well positioned for the current environment.

INVESTMENT POLICIES

The Adviser seeks to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in common stocks of listed US companies. The Adviser employs an appraisal method that attempts to measure each prospective company’s quality and growth rate by numerous factors. Such factors include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund’s Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Adviser compares these results to the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry group, but also against a broad spectrum of investments. While the Fund primarily invests in companies that have market capitalizations of $5 billion or more, it may invest in companies that have market capitalizations of $3 billion to $5 billion.

The Fund invests in a relatively small number of individual stocks. The Fund is considered to be “non-diversified”, which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended).

abfunds.com	AB CONCENTRATED GROWTH FUND | 3

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P 500® Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. An investor cannot invest directly in an index or average, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the equity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or health care sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Capitalization Risk: Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

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DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

Effective as of the close of business on February 28, 2014, the W.P. Stewart Growth Fund, Inc. (the “Predecessor Fund”) was converted into the Fund and the Predecessor Fund’s shares were converted into Advisor Class shares of the Fund. The inception date for Class A, C, R, K, I and Z shares is February 28, 2014. The inception date of the Predecessor Fund is February 28, 1994.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Please note: References to specific securities are presented to illustrate the Fund’s investment philosophy and are not to be considered advice or recommendations. This information reflects prevailing market conditions and the Adviser’s judgments as of the date indicated, which are subject to change. In preparing this report, the Adviser has relied upon and assumed without independent verification, the accuracy and completeness of all information available from third-party sources. It should not be assumed that any investments made in the future will be profitable or will equal the performance of the selected investments referenced herein.

abfunds.com	AB CONCENTRATED GROWTH FUND | 5

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	1.23%	-3.08%

Since Inception[1]	8.94%	7.97%

CLASS C SHARES

1 Year	0.44%	-0.49%

Since Inception[1]	8.13%	8.13%

ADVISOR CLASS SHARES[2]

1 Year	1.48%	1.48%

5 Years	8.55%	8.55%

10 Years	13.63%	13.63%

CLASS R SHARES[2]

1 Year	0.94%	0.94%

Since Inception[1]	8.66%	8.66%

CLASS K SHARES[2]

1 Year	1.23%	1.23%

Since Inception[1]	8.94%	8.94%

CLASS I SHARES[2]

1 Year	1.51%	1.51%

Since Inception[1]	9.23%	9.23%

CLASS Z SHARES[2]

1 Year	1.48%	1.48%

Since Inception[1]	9.22%	9.22%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 1.22%, 1.97%, 0.96%, 1.45%, 1.22%, 0.97% and 0.93% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 2/28/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-3.08%

Since Inception[1]	7.97%

CLASS C SHARES

1 Year	-0.49%

Since Inception[1]	8.13%

ADVISOR CLASS SHARES[2]

1 Year	1.48%

5 Years	8.55%

10 Years	13.63%

CLASS R SHARES[2]

1 Year	0.94%

Since Inception[1]	8.66%

CLASS K SHARES[2]

1 Year	1.23%

Since Inception[1]	8.94%

CLASS I SHARES[2]

1 Year	1.51%

Since Inception[1]	9.23%

CLASS Z SHARES[2]

1 Year	1.48%

Since Inception[1]	9.22%

1	Inception date: 2/28/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB CONCENTRATED GROWTH FUND | 7

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$964.00	$5.89	1.19%	$5.89	1.19%
Hypothetical**	$1,000	$1,019.21	$6.06	1.19%	$6.06	1.19%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$959.80	$9.58	1.94%	$9.58	1.94%
Hypothetical**	$1,000	$1,015.43	$9.86	1.94%	$9.86	1.94%
Advisor Class
Actual	$1,000	$965.00	$4.66	0.94%	$4.66	0.94%
Hypothetical**	$1,000	$1,020.47	$4.79	0.94%	$4.79	0.94%
Class R
Actual	$1,000	$962.50	$7.12	1.44%	$7.12	1.44%
Hypothetical**	$1,000	$1,017.95	$7.32	1.44%	$7.32	1.44%
Class K
Actual	$1,000	$963.80	$5.94	1.20%	$5.94	1.20%
Hypothetical**	$1,000	$1,019.16	$6.11	1.20%	$6.11	1.20%
Class I
Actual	$1,000	$965.00	$4.56	0.92%	$4.61	0.93%
Hypothetical**	$1,000	$1,020.57	$4.69	0.92%	$4.74	0.93%
Class Z
Actual	$1,000	$965.00	$4.51	0.91%	$4.56	0.92%
Hypothetical**	$1,000	$1,020.62	$4.63	0.91%	$4.69	0.92%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

abfunds.com	AB CONCENTRATED GROWTH FUND | 9

PORTFOLIO SUMMARY

December 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $403.8

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Abbott Laboratories	$34,918,537	8.6%

Mastercard, Inc. – Class A	33,151,276	8.2

Microsoft Corp.	25,467,763	6.3

Amphenol Corp. – Class A	25,305,706	6.3

IQVIA Holdings, Inc.	23,238,763	5.8

Ulta Salon Cosmetics & Fragrance, Inc.	21,991,529	5.4

Facebook, Inc. – Class A	20,608,659	5.1

Booking Holdings, Inc.	19,735,488	4.9

Charles Schwab Corp. (The)	19,397,625	4.8

Allegion PLC	18,998,719	4.7

	$242,814,065	60.1%

1	All data are as of December 31, 2018. The Fund’s sector breakdown is expressed as a percentage of total investments and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO OF INVESTMENTS

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Health Care – 26.5%
Biotechnology – 4.0%
Celgene Corp.(a)	251,770	$16,135,939

Health Care Equipment & Supplies – 12.4%
Abbott Laboratories	482,767	34,918,537
West Pharmaceutical Services, Inc.	156,782	15,369,340

		50,287,877

Life Sciences Tools & Services – 5.8%
IQVIA Holdings, Inc.(a)	200,041	23,238,763

Pharmaceuticals – 4.3%
Zoetis, Inc.	204,765	17,515,598

		107,178,177

Information Technology – 24.2%
Electronic Equipment, Instruments & Components – 6.3%
Amphenol Corp. – Class A	312,339	25,305,706

IT Services – 8.2%
Mastercard, Inc. – Class A	175,729	33,151,276

Software – 6.3%
Microsoft Corp.	250,741	25,467,763

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	87,692	13,832,536

		97,757,281

Consumer Discretionary – 19.2%
Auto Components – 4.2%
Aptiv PLC	278,150	17,125,696

Hotels, Restaurants & Leisure – 4.6%
Starbucks Corp.	289,273	18,629,181

Internet & Direct Marketing Retail – 4.9%
Booking Holdings, Inc.(a)	11,458	19,735,488

Specialty Retail – 5.5%
Ulta Salon Cosmetics & Fragrance, Inc.(a)	89,820	21,991,529

		77,481,894

Communication Services – 9.8%
Interactive Media & Services – 9.8%
Alphabet, Inc. – Class C(a)	18,255	18,905,060
Facebook, Inc. – Class A(a)	157,210	20,608,659

		39,513,719

abfunds.com	AB CONCENTRATED GROWTH FUND | 11

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 9.4%
Building Products – 4.7%
Allegion PLC	238,348	$18,998,719

Professional Services – 4.7%
Verisk Analytics, Inc. – Class A(a)	174,012	18,974,269

		37,972,988

Financials – 4.8%
Capital Markets – 4.8%
Charles Schwab Corp. (The)	467,075	19,397,625

Materials – 3.4%
Chemicals – 3.4%
Ecolab, Inc.	92,846	13,680,859

Consumer Staples – 1.9%
Food Products – 1.9%
Hershey Co. (The)	69,880	7,489,738

Total Common Stocks (cost $338,958,111)		400,472,281

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(b)(c)(d) (cost $1,797,463)	1,797,463	1,797,463

Total Investments – 99.6% (cost $340,755,574)		402,269,744
Other assets less liabilities – 0.4%		1,524,209

Net Assets – 100.0%		$403,793,953

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

December 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $338,958,111)	$400,472,281
Affiliated issuers (cost $1,797,463)	1,797,463
Receivable for investment securities sold	2,520,168
Receivable for capital stock sold	1,941,305
Unaffiliated dividends receivable	114,547
Affiliated dividends receivable	5,317

Total assets	406,851,081

Liabilities
Payable for capital stock redeemed	2,661,213
Advisory fee payable	264,932
Administrative fee payable	20,695
Distribution fee payable	18,246
Transfer Agent fee payable	4,338
Directors’ fees payable	81
Accrued expenses and other liabilities	87,623

Total liabilities	3,057,128

Net Assets	$403,793,953

Composition of Net Assets
Capital stock, at par	$1,261
Additional paid-in capital	337,962,678
Distributable earnings	65,830,014

$403,793,953

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$21,503,780	678,243	$31.71	*

C	$17,619,429	578,733	$30.44

Advisor	$363,385,373	11,313,798	$32.12

R	$12,593	402.68	$31.27

K	$560,878	17,689	$31.71

I	$121,826	3,787	$32.17

Z	$590,074	18,351	$32.15

*	The maximum offering price per share for Class A shares was $33.12 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB CONCENTRATED GROWTH FUND | 13

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$1,652,870
Affiliated issuers	126,936	$1,779,806

Expenses
Advisory fee (see Note B)	1,766,876
Distribution fee—Class A	30,155
Distribution fee—Class C	93,802
Distribution fee—Class R	37
Distribution fee—Class K	750
Transfer agency—Class A	5,189
Transfer agency—Class C	4,082
Transfer agency—Advisor Class	85,567
Transfer agency—Class R	4
Transfer agency—Class K	150
Transfer agency—Class I	10
Transfer agency—Class Z	75
Custodian	56,368
Registration fees	52,203
Administrative	36,785
Legal	20,689
Audit and tax	18,383
Printing	14,905
Directors’ fees	12,501
Miscellaneous	8,978

Total expenses	2,207,509
Less: expenses waived and reimbursed by the Adviser (see Note B)	(8,937)

Net expenses		2,198,572

Net investment loss		(418,766)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		15,567,091
Net change in unrealized appreciation/depreciation of investments		(30,436,264)

Net loss on investment transactions		(14,869,173)

Net Decrease in Net Assets from Operations		$(15,287,939)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(418,766)	$(1,087,717)
Net realized gain on investment transactions	15,567,091	31,405,783
Net change in unrealized appreciation/depreciation of investments	(30,436,264)	20,471,090

Net increase (decrease) in net assets from operations	(15,287,939)	50,789,156
Distributions to Shareholders*
Class A	(1,607,170)	(777,915)
Class C	(1,347,233)	(660,109)
Advisor Class	(27,894,149)	(11,330,515)
Class R	(1,045)	(481)
Class K	(42,507)	(16,379)
Class I	(8,711)	(486)
Class Z	(48,301)	(1,412,119)
Capital Stock Transactions
Net increase (decrease)	34,532,480	(28,981,967)

Total increase (decrease)	(11,704,575)	7,609,185
Net Assets
Beginning of period	415,498,528	407,889,343

End of period	$403,793,953	$415,498,528

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated Growth Fund (the “Fund”), a non-diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified

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NOTES TO FINANCIAL STATEMENTS (continued)

as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$400,472,281		$	– 0	–	$	– 0	–	$400,472,281
Short-Term Investments	1,797,463			– 0	–		– 0	–	1,797,463

Total Investments in Securities	402,269,744			– 0	–		– 0	–	402,269,744
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$402,269,744		$	– 0	–	$	– 0	–	$402,269,744

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to

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NOTES TO FINANCIAL STATEMENTS (continued)

shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .80% of the Fund’s average

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NOTES TO FINANCIAL STATEMENTS (continued)

daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.24%, 1.99%, .99%, 1.49%, 1.24%, .99% and .99% of daily average net assets for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. For the six months ended December 31, 2018, there was no such waiver/reimbursement. The Expense Caps may not be terminated by the Adviser prior to October 31, 2019.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, AXA held approximately 72.2% of the outstanding common stock of AXA Equitable as of September 30, 2018. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018

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NOTES TO FINANCIAL STATEMENTS (continued)

for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the November 14, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements.

On November 20, 2018 AXA completed a public offering of 60,000,000 shares of AXA Equitable’s common stock and simultaneously sold 30,000,000 of such shares to AXA Equitable pursuant to a separate agreement with it. As a result AXA currently owns approximately 59.2% of the shares of common stock of AXA Equitable.

Pursuant to the Advisory Agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2018, the reimbursement for such services amounted to $36,785.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $44,641 for the six months ended December 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,995 from the sale of Class A shares and received $23 and $132 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and

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NOTES TO FINANCIAL STATEMENTS (continued)

bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $8,937. A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,239	$56,235	$77,677	$1,797	$127

Brokerage commissions paid on investment transactions for the six months ended December 31, 2018 amounted to $19,557, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class C, Class R and Class K. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $177,966, $-0- and $-0- for Class C, Class R and Class K shares, respectively. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement,

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NOTES TO FINANCIAL STATEMENTS (continued)

there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$89,502,009		$63,075,923
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$77,346,314
Gross unrealized depreciation	(15,832,144)

Net unrealized appreciation	$61,514,170

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended December 31, 2018.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30, 2018	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class A
Shares sold	90,695		269,544	$3,185,293	$9,329,240

Shares issued in reinvestment of distributions	43,192		20,846	1,447,354	702,718

Shares converted from Class C	342		12,890	13,110	436,390

Shares redeemed	(215,470)		(357,838)	(7,978,700)	(12,201,788)

Net decrease	(81,241)		(54,558)	$(3,332,943)	$(1,733,440)

Class C
Shares sold	63,737		55,935	$2,137,722	$1,875,273

Shares issued in reinvestment of distributions	36,915		18,143	1,188,284	593,815

Shares converted to Class A	(354)		(13,254)	(13,110)	(436,390)

Shares redeemed	(51,773)		(118,835)	(1,850,245)	(3,955,350)

Net increase (decrease)	48,525		(58,011)	$1,462,651	$(1,922,652)

Advisor Class
Shares sold	1,821,863		2,820,160	$67,288,863	$98,242,352

Shares issued in reinvestment of distributions	655,960		282,855	22,269,839	9,625,552

Shares redeemed	(1,463,192)		(1,861,200)	(53,184,139)	(64,877,292)

Net increase	1,014,631		1,241,815	$36,374,563	$42,990,612

Class R
Shares sold	– 0	–	0 (a)	$5	$0 (b)

Net increase	– 0	–	0 (a)	$5	$0 (b)

Class K
Shares sold	706		3,624	$26,261	$122,804

Shares issued in reinvestment of distributions	1,237		471	41,462	15,898

Shares redeemed	(4)		(524)	(147)	(17,743)

Net increase	1,939		3,571	$67,576	$120,959

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018		Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class I
Shares sold	3,115	174		$116,258	$6,365

Shares issued in reinvestment of distributions	225	0	(a)	7,657	0 (b)

Shares redeemed	(134)	0	(a)	(5,015)	(11)

Net increase	3,206	174		$118,900	$6,354

Class Z
Shares sold	3,107	91,429		$100,188	$3,029,493

Shares issues in reinvestment of distributions	1,208	41,460		41,059	1,412,118

Shares redeemed	(8,610)	(2,055,443)		(299,519)	(72,885,411)

Net decrease	(4,295)	(1,922,554)		$(158,272)	$(68,443,800)

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

NOTE F

Risks Involved in Investing in the Fund

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or health care sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2018.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2018 and June 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Long-term capital gains	$14,198,004	$1,524,262

Total taxable distributions paid	$14,198,004	$1,524,262

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$22,253,427
Other losses	(544,061	)(a)
Unrealized appreciation/(depreciation)	90,357,703	(b)

Total accumulated earnings/(deficit)	$112,067,069

(a)	At June 30, 2018, the Fund had a qualified late-year ordinary loss deferral of $544,061. This loss is deemed to arise on July 1, 2018.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2018, the Fund did not have any capital loss carryforwards.

28 | AB CONCENTRATED GROWTH FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB CONCENTRATED GROWTH FUND | 29

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	February 28, 2014(a) to June 30, 2014
2018	2017	2016	2015

Net asset value, beginning of period	$ 35.44	$ 32.65	$ 26.04	$ 28.61	$ 26.26	$ 24.85

Income From Investment Operations

Net investment income (loss)(b)(c)	(.07)	(.15)	(.08)	(.05)	(.10)	(.01)

Net realized and unrealized gain (loss) on investment transactions	(1.07)	4.13	6.82	(1.73)	3.24	1.42

Net increase (decrease) in net asset value from operations	(1.14)	3.98	6.74	(1.78)	3.14	1.41

Less: Distributions

Distributions from net realized gain on investment transactions	(2.59)	(1.19)	(.13)	(.79)	(.79)	– 0	–

Net asset value, end of period	$ 31.71	$ 35.44	$ 32.65	$ 26.04	$ 28.61	$ 26.26

Total Return

Total investment return based on net asset value(d)	(3.60)%	12.39%	25.93%	(6.38)%	12.12%	5.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,504	$26,920	$26,579	$30,438	$13,785	$56

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.19	%^	1.21%	1.22%	1.24%	1.24%	1.24	%^

Expenses, before waivers/reimbursements(e)‡	1.19	%^	1.21%	1.22%	1.27%	1.39%	2.58	%^

Net investment income (loss)(c)	(.37	)%^	(.45)%	(.27)%	(.19)%	(.37)%	(.20	)%^

Portfolio turnover rate	15%	27%	29%	44%	23%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0%	.01%	.01%	– 0	–	– 0	–	– 0	–

See footnote summary on page 37.

30 | AB CONCENTRATED GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	February 28, 2014(a) to June 30, 2014(f)
2018	2017	2016	2015

Net asset value, beginning of period	$ 34.27	$ 31.84	$ 25.58	$ 28.33	$ 26.20	$ 24.85

Income From Investment Operations

Net investment income (loss)(b)(c)	(.20)	(.40)	(.29)	(.25)	(.32)	(.05)

Net realized and unrealized gain (loss) on investment transactions	(1.04)	4.02	6.68	(1.71)	3.24	1.40

Net increase (decrease) in net asset value from operations	(1.24)	3.62	6.39	(1.96)	2.92	1.35

Less: Distributions

Distributions from net realized gain on investment transactions	(2.59)	(1.19)	(.13)	(.79)	(.79)	– 0	–

Net asset value, end of period	$ 30.44	$ 34.27	$ 31.84	$ 25.58	$ 28.33	$ 26.20

Total Return

Total investment return based on net asset value(d)	(4.02)%	11.56%	25.03%	(7.10)%	11.29%	5.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,619	$18,168	$18,727	$19,617	$10,652	$47

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.94	%^	1.96%	1.97%	1.99%	1.99%	1.99	%^

Expenses, before waivers/reimbursements(e)‡	1.94	%^	1.96%	1.97%	2.01%	2.14%	3.54	%^

Net investment income (loss)(c)	(1.13	)%^	(1.20)%	(1.02)%	(.94)%	(1.15)%	(.93	)%^

Portfolio turnover rate	15%	27%	29%	44%	23%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0%	.01%	.01%	– 0	–	– 0	–	– 0	–

See footnote summary on page 37.

abfunds.com	AB CONCENTRATED GROWTH FUND | 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	January 1, 2014 to June 30, 2014	Year Ended December 31, 2013
2018	2017	2016	2015

Net asset value, beginning of period	$ 35.83	$ 32.91	$ 26.18	$ 28.69	$ 26.28	$ 25.80	$ 18.91

Income From Investment Operations

Net investment income (loss)(b)(c)	(.02)	(.07)	(.01)	.01	(.04)	(.01)	(.03)

Net realized and unrealized gain (loss) on investment transactions	(1.10)	4.18	6.87	(1.73)	3.24	1.04	6.92

Net increase (decrease) in net asset value from operations	(1.12)	4.11	6.86	(1.72)	3.20	1.03	6.89

Less: Distributions

Distributions from net realized gain on investment transactions	(2.59)	(1.19)	(.13)	(.79)	(.79)	(.55)	– 0	–

Redemption fee	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(g)

Net asset value, end of period	$ 32.12	$ 35.83	$ 32.91	$ 26.18	$ 28.69	$ 26.28	$ 25.80

Total Return

Total investment return based on net asset value(d)	(3.50)%	12.69%	26.26%	(6.16)%	12.34%	4.11%	36.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$363,385	$369,006	$298,099	$227,787	$192,909	$36,630	$25,170

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.94	%^	.96%	.96%	.99%	.99%	1.06	%^	1.23%

Expenses, before waivers/reimbursements(e)‡	.94	%^	.96%	.97%	1.01%	1.12%	2.26	%^	1.90%

Net investment income (loss)(c)	(.13	)%^	(.21)%	(.03)%	.05%	(.13)%	(.06	)%^	(.14)%

Portfolio turnover rate	15%	27%	29%	44%	23%	17%	42%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0%	.01%	.01%	0%	0%	0%	0%

See footnote summary on page 37.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	February 28, 2014(a) to June 30, 2014
2018	2017	2016	2015

Net asset value, beginning of period	$ 35.04	$ 32.37	$ 25.88	$ 28.51	$ 26.24	$ 24.85

Income From Investment Operations

Net investment income (loss)(b)(c)	(.12)	(.24)	(.15)	(.12)	(.17)	(.03)

Net realized and unrealized gain (loss) on investment transactions	(1.06)	4.10	6.77	(1.72)	3.23	1.42

Net increase (decrease) in net asset value from operations	(1.18)	3.86	6.62	(1.84)	3.06	1.39

Less: Distributions

Distributions from net realized gain on investment transactions	(2.59)	(1.19)	(.13)	(.79)	(.79)	– 0	–

Net asset value, end of period	$ 31.27	$ 35.04	$ 32.37	$ 25.88	$ 28.51	$ 26.24

Total Return

Total investment return based on net asset value(d)	(3.75)%	12.12%	25.63%	(6.62)%	11.82%	5.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13	$14	$13	$33	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.44	%^	1.45%	1.46%	1.49%	1.49%	1.49	%^

Expenses, before waivers/reimbursements(e)‡	1.44	%^	1.45%	1.47%	1.50%	1.60%	2.79	%^

Net investment income (loss)(c)	(.64	)%^	(.70)%	(.53)%	(.45)%	(.62)%	(.41	)%^

Portfolio turnover rate	15%	27%	29%	44%	23%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0%	.01%	.01%	– 0	–	– 0	–	– 0	–

See footnote summary on page 37.

abfunds.com	AB CONCENTRATED GROWTH FUND | 33

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	February 28, 2014(a) to June 30, 2014
2018	2017	2016	2015

Net asset value, beginning of period	$ 35.45	$ 32.66	$ 26.04	$ 28.61	$ 26.26	$ 24.85

Income From Investment Operations

Net investment income (loss)(b)(c)	(.07)	(.16)	(.09)	(.05)	(.10)	(.01)

Net realized and unrealized gain (loss) on investment transactions	(1.08)	4.14	6.84	(1.73)	3.24	1.42

Net increase (decrease) in net asset value from operations	(1.15)	3.98	6.75	(1.78)	3.14	1.41

Less: Distributions

Distributions from net realized gain on investment transactions	(2.59)	(1.19)	(.13)	(.79)	(.79)	– 0	–

Net asset value, end of period	$ 31.71	$ 35.45	$ 32.66	$ 26.04	$ 28.61	$ 26.26

Total Return

Total investment return based on net asset value(d)	(3.62)%	12.38%	25.97%	(6.38)%	12.12%	5.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$561	$558	$398	$99	$12	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.20	%^	1.21%	1.21%	1.24%	1.24%	1.24	%^

Expenses, before waivers/reimbursements(e)‡	1.20	%^	1.22%	1.22%	1.24%	1.35%	2.58	%^

Net investment income (loss)(c)	(.39	)%^	(.46)%	(.31)%	(.18)%	(.38)%	(.15	)%^

Portfolio turnover rate	15%	27%	29%	44%	23%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0%	.01%	.01%	– 0	–	– 0	–	– 0	–

See footnote summary on page 37.

34 | AB CONCENTRATED GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	February 28, 2014(a) to June 30, 2014
2018	2017	2016	2015

Net asset value, beginning of period	$ 35.88	$ 32.95	$ 26.21	$ 28.71	$ 26.28	$ 24.85

Income From Investment Operations

Net investment income (loss)(b)(c)	(.04)	(.07)	.00	(g)	.02	(.02)	(.02)

Net realized and unrealized gain (loss) on investment transactions	(1.08)	4.19	6.87	(1.73)	3.24	1.45

Net increase (decrease) in net asset value from operations	(1.12)	4.12	6.87	(1.71)	3.22	1.43

Less: Distributions
Distributions from net realized gain on investment transactions	(2.59)	(1.19)	(.13)	(.79)	(.79)	– 0	–

Net asset value, end of period	$ 32.17	$ 35.88	$ 32.95	$ 26.21	$ 28.71	$ 26.28

Total Return

Total investment return based on net asset value(d)	(3.50)%	12.71%	26.26%	(6.12)%	12.42%	5.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$122	$21	$13	$25	$12	$26,344

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.92	%^	.95%	.95%	.98%	.99%	.99	%^

Expenses, before waivers/reimbursements(e)‡	.93	%^	.96%	.96%	.98%	1.09%	1.95	%^

Net investment income (loss)(b)	(.20	)%^	(.21)%	.01%	.07%	(.07)%	(.27	)%^

Portfolio turnover rate	15%	27%	29%	44%	23%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0%	.01%	.01%	– 0	–	– 0	–	– 0	–

See footnote summary on page 37.

abfunds.com	AB CONCENTRATED GROWTH FUND | 35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	February 28, 2014(a) to June 30, 2014
2018	2017	2016	2015

Net asset value, beginning of period	$ 35.86	$ 32.93	$ 26.19	$ 28.69	$ 26.28	$ 24.85

Income From Investment Operations

Net investment income (loss)(b)(c)	(.02)	(.05)	.00	(g)	.02	(.04)	.01

Net realized and unrealized gain (loss) on investment transactions	(1.10)	4.17	6.87	(1.73)	3.24	1.42

Net increase (decrease) in net asset value from operations	(1.12)	4.12	6.87	(1.71)	3.20	1.43

Less: Distributions

Distributions from net realized gain on investment transactions	(2.59)	(1.19)	(.13)	(.79)	(.79)	– 0	–

Net asset value, end of period	$ 32.15	$ 35.86	$ 32.93	$ 26.19	$ 28.69	$ 26.28

Total Return

Total investment return based on net asset value(d)	(3.50)%	12.72%	26.29%	(6.12)%	12.34%	5.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$590	$812	$64,060	$44,764	$34,464	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.91	%^	.91%	.93%	.96%	.99%	.99	%^

Expenses, before waivers/reimbursements(e)‡	.92	%^	.92%	.94%	.96%	1.08%	2.25	%^

Net investment income (loss)(c)	(.09	)%^	(.13)%	0%	.07%	(.15)%	.09	%^

Portfolio turnover rate	15%	27%	29%	44%	23%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0%	.01%	.01%	– 0	–	– 0	–	– 0	–

See footnote summary on page 37.

36 | AB CONCENTRATED GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2018 and June 30, 2017, such waiver amounted to .01% and .01%, respectively.

(f)	The Predecessor Fund changed its fiscal year end from December 31 to June 30.

(g)	Amount is less than $.005.

^	Annualized.

See notes to financial statements.

abfunds.com	AB CONCENTRATED GROWTH FUND | 37

RESULTS OF STOCKHOLDER MEETING

(unaudited)

A Special Meeting of Stockholders of the AB Cap Fund, Inc. (the “Company”)—AB Concentrated Growth Fund (the “Fund”) was held on October 11, 2018 and adjourned until November 14, 2018. A description of the proposals and number of shares voted at the Meeting are as follows (the proposal number shown below corresponds to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Directors for the Company, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Director:	Voted For:	Authority Withheld:
Michael J. Downey	177,670,106	1,341,274
William H. Foulk, Jr.*.	177,513,147	1,498,234
Nancy P. Jacklin	177,735,792	1,275,589
Robert M. Keith	177,684,440	1,326,940
Carol C. McMullen	177,776,007	1,235,373
Gary L. Moody	177,685,142	1,326,239
Marshall C. Turner, Jr.	177,657,263	1,354,118
Earl D. Weiner	177,655,684	1,355,696

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For:	Voted Against:	Abstain:	Broker Non-Votes:
5,148,883	15,782	95,920	1,621,657

*	Mr. Foulk retired on December 31, 2018.

38 | AB CONCENTRATED GROWTH FUND	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

James T. Tierney(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services,

Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s Portfolio are made by Mr. James T. Tierney.

abfunds.com	AB CONCENTRATED GROWTH FUND | 39

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Concentrated Growth Fund (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at a meeting held on July 31-August 2, 2018 is set forth below.

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature

40 | AB CONCENTRATED GROWTH FUND	abfunds.com

and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

abfunds.com	AB CONCENTRATED GROWTH FUND | 41

the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

42 | AB CONCENTRATED GROWTH FUND	abfunds.com

affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

abfunds.com	AB CONCENTRATED GROWTH FUND | 43

(the ‘‘15(c) provider’’) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

44 | AB CONCENTRATED GROWTH FUND	abfunds.com

offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (‘‘ETFs’’), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific

abfunds.com	AB CONCENTRATED GROWTH FUND | 45

services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Concentrated Growth Fund (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory

46 | AB CONCENTRATED GROWTH FUND	abfunds.com

Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund

abfunds.com	AB CONCENTRATED GROWTH FUND | 47

will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the

48 | AB CONCENTRATED GROWTH FUND	abfunds.com

Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund

abfunds.com	AB CONCENTRATED GROWTH FUND | 49

and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap (although the directors noted that the Fund’s expense ratio was currently below the Adviser’s expense cap). The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB CONCENTRATED GROWTH FUND | 51

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

52 | AB CONCENTRATED GROWTH FUND	abfunds.com

AB CONCENTRATED GROWTH FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

CG-0152-1218

DEC    12.31.18

SEMI-ANNUAL REPORT

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Concentrated International Growth Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 1

SEMI-ANNUAL REPORT

February 8, 2019

This report provides management’s discussion of fund performance for AB Concentrated International Growth Portfolio for the semi-annual reporting period ended December 31, 2018.

The Fund’s investment objective is to seek long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	6 Months	12 Months

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Class A Shares	-16.95%	-16.44%

Class C Shares	-17.30%	-17.16%

Advisor Class Shares[1]	-16.83%	-16.32%

MSCI EAFE Index (net)	-11.35%	-13.79%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), for the six- and 12-month periods ended December 31, 2018.

All share classes of the Fund underperformed the benchmark for both periods, before sales charges. For both periods, sector selection and security selection detracted, relative to the benchmark. For the six-month period, an overweight to the technology sector detracted, while an overweight to financials contributed. Security selection within the communication-services sector added to returns, yet detracted within technology. Top absolute contributors to performance included Genmab, Roche and Adecco. Top absolute detractors included Capgemini, Ctrip and Ingenico Group.

During the 12-month period, an underweight to the utilities sector detracted, while an underweight to financials contributed. Security selection in the consumer-staples sector was positive, but detracted within consumer discretionary. Top absolute contributors to performance included Kosé, Temenos and HDFC Bank. Top absolute detractors included Ingenico, Eurofins and B&M European Value Retail.

The Fund utilized derivatives in the form of forwards for hedging purposes, which had no material impact on absolute returns for the six-month period, and detracted for the 12-month period.

2 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

MARKET REVIEW AND INVESTMENT STRATEGY

International markets showed negative performance over both periods. The best performing sectors over both periods were utilities and health care. The worst performing sectors in the six-month period were information technology and consumer discretionary, and the worst performing sectors in the 12-month period included financials and consumer discretionary.

In this environment, the Fund’s Senior Investment Management Team remains focused on sustainably growing the Fund’s underlying earnings power.

INVESTMENT POLICIES

The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in common stocks of non-US companies, and in companies in at least three countries other than the United States.

The Fund will invest in companies that are determined by the Adviser to offer favorable long-term growth potential and that are trading at attractive valuations. The Adviser will employ an appraisal method which attempts to measure each prospective company’s quality and growth rate by numerous factors. Such factors will include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Adviser will compare these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser will weigh economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry and region, but also against a broad spectrum of investments.

The Fund will invest in a relatively small number of individual stocks, generally 25 to 35 companies. The Fund will primarily invest in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $2.0 billion or more. The Fund’s holdings of non-US companies may include some companies located in emerging markets, and at times emerging-market companies may make up a significant portion of the Fund.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 3

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI EAFE Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EAFE Index (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets, excluding the US and Canada. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

4 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS (continued)

Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Please note: References to specific securities are presented to illustrate the Fund’s investment philosophy and are not to be considered advice or recommendations. This information reflects prevailing market conditions and the Adviser’s judgments as of the date indicated, which are subject to change. In preparing this report, the Adviser has relied upon and assumed without independent verification, the accuracy and completeness of all information available from third-party sources. It should not be assumed that any investments made in the future will be profitable or will equal the performance of the selected investments referenced herein.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 5

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-16.44%	-20.00%

Since Inception[1]	-0.13%	-1.28%

CLASS C SHARES

1 Year	-17.16%	-17.93%

Since Inception[1]	-0.89%	-0.89%

ADVISOR CLASS SHARES[2]

1 Year	-16.32%	-16.32%

Since Inception[1]	0.09%	0.09%
The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 2.09%, 2.90% and 1.81% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, and extraordinary expenses to 1.30%, 2.05% and 1.05% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before October 31, 2019. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total annual operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 4/15/2015.

2

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

6 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-20.00%

Since Inception[1]	-1.28%

CLASS C SHARES

1 Year	-17.93%

Since Inception[1]	-0.89%

ADVISOR CLASS SHARES[2]

1 Year	-16.32%

Since Inception[1]	0.09%

1	Inception date: 4/15/2015.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 7

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$830.50	$5.95	1.29%	$6.00	1.30%
Hypothetical**	$1,000	$1,018.70	$6.56	1.29%	$6.61	1.30%
Class C
Actual	$1,000	$827.00	$9.39	2.04%	$9.44	2.05%
Hypothetical**	$1,000	$1,014.92	$10.36	2.04%	$10.41	2.05%
Advisor Class
Actual	$1,000	$831.70	$4.80	1.04%	$4.85	1.05%
Hypothetical**	$1,000	$1,019.96	$5.30	1.04%	$5.35	1.05%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 9

PORTFOLIO SUMMARY

December 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $37.6

1

All data are as of December 31, 2018. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus

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PORTFOLIO SUMMARY (continued)

December 31, 2018 (unaudited)

TEN LARGEST HOLDINGS1

Company	U.S. $ Value	Percent of Net Assets

HDFC Bank Ltd. (ADR)	$1,739,380	4.6%

Sika AG	1,403,610	3.7

Capgemini SE	1,389,427	3.7

Treasury Wine Estates Ltd.	1,387,949	3.7

Reckitt Benckiser Group PLC	1,336,486	3.6

RELX PLC	1,333,893	3.6

Recruit Holdings Co., Ltd.	1,290,076	3.4

Nestle SA	1,271,415	3.4

LVMH Moet Hennessy Louis Vuitton SE	1,256,886	3.3

Nidec Corp.	1,154,099	3.1

	$13,563,221	36.1%

1	Long-term investments.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.8%
Industrials – 17.8%
Building Products – 2.5%
Assa Abloy AB – Class B	52,742	$944,440

Electrical Equipment – 3.1%
Nidec Corp.	10,200	1,154,099

Machinery – 5.2%
FANUC Corp.	4,600	698,094
Hoshizaki Corp.	9,700	588,583
KION Group AG	13,620	692,628

		1,979,305

Professional Services – 7.0%
Recruit Holdings Co., Ltd.	53,400	1,290,076
RELX PLC(a)	64,830	1,333,893

		2,623,969

		6,701,813

Consumer Discretionary – 16.5%
Hotels, Restaurants & Leisure – 4.3%
Compass Group PLC	40,790	858,418
Merlin Entertainments PLC(b)	191,740	776,656

		1,635,074

Internet & Direct Marketing Retail – 4.8%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	7,410	1,015,689
Ctrip.com International Ltd. (ADR)(a)	29,000	784,740

		1,800,429

Multiline Retail – 2.3%
B&M European Value Retail SA	235,999	846,911

Textiles, Apparel & Luxury Goods – 5.1%
LVMH Moet Hennessy Louis Vuitton SE	4,293	1,256,886
Samsonite International SA(a)(b)	234,300	665,607

		1,922,493

		6,204,907

Information Technology – 16.1%
Electronic Equipment, Instruments & Components – 7.0%
Ingenico Group SA	10,307	584,689
Keyence Corp.	2,200	1,111,981
Murata Manufacturing Co., Ltd.	6,800	916,298

		2,612,968

IT Services – 3.7%
Capgemini SE	13,969	1,389,427

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 2.8%
ASML Holding NV	6,665	$1,044,135

Software – 2.6%
Temenos AG(a)	8,240	990,141

		6,036,671

Consumer Staples – 13.4%
Beverages – 3.7%
Treasury Wine Estates Ltd.	133,101	1,387,949

Food Products – 6.2%
Calbee, Inc.	33,900	1,058,846
Nestle SA	15,665	1,271,415

		2,330,261

Household Products – 3.5%
Reckitt Benckiser Group PLC	17,453	1,336,486

		5,054,696

Financials – 10.1%
Banks – 4.6%
HDFC Bank Ltd. (ADR)	16,791	1,739,380

Capital Markets – 2.5%
Partners Group Holding AG(c)	1,560	949,020

Insurance – 3.0%
Prudential PLC	62,401	1,114,260

		3,802,660

Health Care – 7.6%
Biotechnology – 2.9%
Genmab A/S(a)	6,687	1,099,479

Life Sciences Tools & Services – 4.7%
Eurofins Scientific SE	2,685	1,002,794
Lonza Group AG(a)	2,840	738,271

		1,741,065

		2,840,544

Materials – 6.3%
Chemicals – 3.7%
Sika AG	11,050	1,403,610

Construction Materials – 2.6%
CRH PLC (London)	36,555	967,679

		2,371,289

Communication Services – 5.0%
Diversified Telecommunication Services – 2.8%
Cellnex Telecom SA(a)(b)	41,020	1,049,024

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Interactive Media & Services – 2.2%
Tencent Holdings Ltd.	20,700	$829,663

		1,878,687

Total Common Stocks (cost $38,660,085)		34,891,267

SHORT-TERM INVESTMENTS – 6.6%
Investment Companies – 6.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(d)(e)(f) (cost $2,490,359)	2,490,359	2,490,359

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $41,150,444)		37,381,626

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(d)(e)(f) (cost $873,622)	873,622	873,622

Total Investments – 101.7% (cost $42,024,066)		38,255,248
Other assets less liabilities – (1.7)%		(633,623)

Net Assets – 100.0%		$37,621,625

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	109	CNY	762	1/24/19	$1,542
Bank of America, NA	USD	1,185	AUD	1,645	3/15/19	(24,525)
Bank of America, NA	USD	1,489	JPY	167,106	3/15/19	44,123
Bank of America, NA	INR	87,437	USD	1,212	3/18/19	(35,269)
Citibank, NA	CNY	11,863	USD	1,705	1/24/19	(23,390)
Goldman Sachs Bank USA	USD	112	CNY	775	1/24/19	566
Goldman Sachs Bank USA	EUR	729	USD	830	3/15/19	(9,832)
HSBC Bank USA	CNY	908	USD	133	1/24/19	379
HSBC Bank USA	CNY	2,303	USD	333	1/24/19	(2,596)
HSBC Bank USA	USD	94	CNY	648	1/24/19	490
Natwest Markets PLC	USD	138	CNY	960	1/24/19	2,219
State Street Bank & Trust Co.	CNY	770	USD	111	1/24/19	(1,653)
State Street Bank & Trust Co.	USD	104	CNY	713	1/24/19	342
State Street Bank & Trust Co.	AUD	552	USD	394	3/15/19	4,992
State Street Bank & Trust Co.	CHF	120	USD	123	3/15/19	331
State Street Bank & Trust Co.	CHF	2,588	USD	2,631	3/15/19	(19,789)
State Street Bank & Trust Co.	EUR	129	USD	148	3/15/19	(212)
State Street Bank & Trust Co.	GBP	111	USD	143	3/15/19	915

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PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	GBP	398	USD	503	3/15/19	$(6,392)
State Street Bank & Trust Co.	JPY	74,642	USD	671	3/15/19	(14,051)
State Street Bank & Trust Co.	USD	177	AUD	246	3/15/19	(3,468)
State Street Bank & Trust Co.	USD	636	CHF	626	3/15/19	4,651
State Street Bank & Trust Co.	USD	4,136	EUR	3,609	3/15/19	23,954
State Street Bank & Trust Co.	USD	618	EUR	535	3/15/19	(1,081)
State Street Bank & Trust Co.	USD	580	GBP	457	3/15/19	4,930
State Street Bank & Trust Co.	USD	35	GBP	27	3/15/19	(151)
State Street Bank & Trust Co.	USD	2,101	JPY	234,437	3/15/19	49,864
UBS AG	JPY	57,020	USD	506	3/15/19	(16,927)

						$(20,038)

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $2,491,287 or 6.6% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

INR – Indian Rupee

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 15

STATEMENT OF ASSETS & LIABILITIES

December 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $38,660,085)	$34,891,267	(a)
Affiliated issuers (cost $3,363,981—including investment of cash collateral for securities loaned of $873,622)	3,363,981
Foreign currencies, at value (cost $30,200)	30,426
Receivable for capital stock sold	441,136
Unrealized appreciation on forward currency exchange contracts	139,298
Unaffiliated dividends receivable	39,967
Affiliated dividends receivable	4,749

Total assets	38,910,824

Liabilities
Payable for collateral received on securities loaned	873,622
Payable for capital stock redeemed	167,840
Unrealized depreciation on forward currency exchange contracts	159,336
Administrative fee payable	23,193
Directors’ fees payable	4,664
Advisory fee payable	4,289
Transfer Agent fee payable	4,105
Distribution fee payable	193
Accrued expenses	51,957

Total liabilities	1,289,199

Net Assets	$37,621,625

Composition of Net Assets
Capital stock, at par	$421
Additional paid-in capital	41,284,666
Accumulated loss	(3,663,462)

	$37,621,625

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$391,374	43,930	$8.91	*

C	$126,719	14,496	$8.74

Advisor	$37,103,532	4,153,545	$8.93

(a)	Includes securities on loan with a value of $837,084 (see Note E).

*	The maximum offering price per share for Class A shares was $9.31 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended December 31, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $6,983)	$140,424
Affiliated issuers	34,533	$174,957

Expenses
Advisory fee (see Note B)	185,826
Distribution fee—Class A	417
Distribution fee—Class C	768
Transfer agency—Class A	82
Transfer agency—Class C	51
Transfer agency—Advisor Class	10,121
Custodian	41,518
Administrative	40,846
Registration fees	22,855
Legal	21,219
Audit and tax	21,133
Directors’ fees	9,785
Printing	4,996
Miscellaneous	4,625

Total expenses	364,242
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(135,291)

Net expenses		228,951

Net investment loss		(53,994)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(79,022)
Forward currency exchange contracts		88,406
Foreign currency transactions		(90,223)
Net change in unrealized appreciation/depreciation of:
Investments		(7,553,802)
Forward currency exchange contracts		(93,487)
Foreign currency denominated assets and liabilities		1,161

Net loss on investment and foreign currency transactions		(7,726,967)

Net Decrease in Net Assets from Operations		$(7,780,961)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(53,994)	$212,369
Net realized gain (loss) on investment transactions and foreign currency	(80,839)	3,375,905
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(7,646,128)	324,602

Net increase (decrease) in net assets from operations	(7,780,961)	3,912,876
Distributions to Shareholders*
Class A	(32,224)	(2,167)
Class C	(9,241)	(1,537)
Advisor Class	(2,830,791)	(1,168,296)
Capital Stock Transactions
Net increase	2,393,222	10,500,120

Total increase (decrease)	(8,259,995)	13,240,996
Net Assets
Beginning of period	45,881,620	32,640,624

End of period	$37,621,625	$45,881,620

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated International Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

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NOTES TO FINANCIAL STATEMENTS (continued)

or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a

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NOTES TO FINANCIAL STATEMENTS (continued)

significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$1,333,893		$5,367,920		$	– 0	–	$6,701,813
Consumer Discretionary	1,800,429		4,404,478			– 0	–	6,204,907
Information Technology	– 0	–	6,036,671			– 0	–	6,036,671
Consumer Staples	– 0	–	5,054,696			– 0	–	5,054,696
Financials	1,739,380		2,063,280			– 0	–	3,802,660
Health Care	– 0	–	2,840,544			– 0	–	2,840,544
Materials	– 0	–	2,371,289			– 0	–	2,371,289
Communication Services	– 0	–	1,878,687			– 0	–	1,878,687
Short-Term Investments	2,490,359		– 0	–		– 0	–	2,490,359
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	873,622		– 0	–		– 0	–	873,622

Total Investments in Securities	8,237,683		30,017,565	(a)		– 0	–	38,255,248
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	139,298			– 0	–	139,298
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(159,336)			– 0	–	(159,336)

Total(c)	$8,237,683		$29,997,527		$	– 0	–	$38,235,210

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated

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NOTES TO FINANCIAL STATEMENTS (continued)

assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these

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NOTES TO FINANCIAL STATEMENTS (continued)

differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .85% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.30%, 2.05% and 1.05% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. For the six months ended December 31, 2018, the reimbursements/waivers amounted to $133,507. The Expense Caps may not be terminated by the Adviser before October 31, 2019. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amounted to $228,495 for the year ended June 30, 2016, $264,793 for the year ended June 30, 2017 and $300,178 for the period ended June 30, 2018, respectively. In any case, no reimbursement payment will be made that would cause the Fund’s total annual fund operating expenses to exceed the Expense Caps’ net fee percentages set forth above.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, AXA held approximately 72.2% of the outstanding common stock of AXA Equitable as of September 30, 2018. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of

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NOTES TO FINANCIAL STATEMENTS (continued)

common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018 for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the October 11, 2018 meeting, shareholders approved the new and future investment advisory agreements.

On November 20, 2018 AXA completed a public offering of 60,000,000 shares of AXA Equitable’s common stock and simultaneously sold 30,000,000 of such shares to AXA Equitable pursuant to a separate agreement with it. As a result AXA currently owns approximately 59.2% of the shares of common stock of AXA Equitable.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2018, the reimbursement for such services amounted to $40,846.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency

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NOTES TO FINANCIAL STATEMENTS (continued)

services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,042 for the six months ended December 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $578 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $1,560.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,005	$7,751	$7,266	$2,490	$28
Government Money Market Portfolio*	1,160	4,369	4,655	874	7

Total				$3,364	$35

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended December 31, 2018 amounted to $4,651, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $0 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$7,124,759		$7,421,380
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,167,726
Gross unrealized depreciation	(4,956,582)

Net unrealized depreciation	$(3,788,856)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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NOTES TO FINANCIAL STATEMENTS (continued)

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended December 31, 2018, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended December 31, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$139,298	Unrealized depreciation on forward currency exchange contracts	$159,336

Total		$139,298		$159,336

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$88,406	$(93,487)

Total		$88,406	$(93,487)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2018:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$8,529,372
Average principal amount of sale contracts	$7,465,341

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivatives Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Bank of America, NA	$45,665	$(45,665)		$	– 0	–	$	– 0	–	$ – 0	–
Goldman Sachs Bank USA	566	(566)			– 0	–		– 0	–	– 0	–
HSBC Bank USA	869	(869)			– 0	–		– 0	–	– 0	–
Natwest Markets PLC	2,219	– 0	–		– 0	–		– 0	–	2,219
State Street Bank & Trust Co.	89,979	(46,797)			– 0	–		– 0	–	43,182

Total	$139,298	$(93,897)		$	– 0	–	$	– 0	–	$45,401	^

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Bank of America, NA	$59,794	$(45,665)		$	– 0	–	$	– 0	–	$14,129
Citibank, NA	23,390	– 0	–		– 0	–		– 0	–	23,390
Goldman Sachs Bank USA	9,832	(566)			– 0	–		– 0	–	9,266
HSBC Bank USA	2,596	(869)			– 0	–		– 0	–	1,727
State Street Bank & Trust Co.	46,797	(46,797)			– 0	–		– 0	–	– 0	–
UBS AG	16,927	– 0	–		– 0	–		– 0	–	16,927

Total	$159,336	$(93,897)		$	– 0	–	$	– 0	–	$65,439	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At December 31, 2018, the Fund had securities on loan with a value of $837,084 and had received cash collateral which has been invested into Government Money Market Portfolio of $873,622. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned net securities lending income of $6,836 from Government Money Market Portfolio, inclusive of a rebate expense paid to the borrower, for the six months ended December 31, 2018; this amount is reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $224. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class A
Shares sold	27,450	28,536	$291,694	$334,644

Shares issued in reinvestment of dividends and distributions	3,401	161	30,949	1,807

Shares redeemed	(11,670)	(4,948)	(116,360)	(57,277)

Net increase	19,181	23,749	$206,283	$279,174

Class C
Shares sold	273	16,522	$2,809	$191,433

Shares issued in reinvestment of dividends and distributions	958	111	8,556	1,229

Shares redeemed	(1,819)	(4,285)	(19,146)	(49,219)

Net increase (decrease)	(588)	12,348	$(7,781)	$143,443

Advisor Class
Shares sold	590,777	1,769,172	$6,197,070	$20,899,991

Shares issued in reinvestment of dividends and distributions	21,308	763	194,328	8,574

Shares redeemed	(385,934)	(943,979)	(4,196,678)	(10,831,062)

Net increase	226,151	825,956	$2,194,720	$10,077,503

At December 31, 2018, a shareholder of the Fund owned 89% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE G

Risks Involved in Investing in the Fund

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2018.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2018 and June 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$1,132,404	$14,008
Net long-term capital gains	39,596	– 0	–

Total taxable distributions paid	$1,172,000	$14,008

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,239,053
Undistributed capital gains	966,853
Unrealized appreciation/(depreciation)	3,783,849	(a)

Total accumulated earnings/(deficit)	$6,989,755

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2018, the Fund did not have any capital loss carryforwards.

NOTE J

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X

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NOTES TO FINANCIAL STATEMENTS (continued)

that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	April 15, 2015(a) to June 30, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.54	$ 10.50	$ 8.46	$ 9.77	$ 10.00

Income From Investment Operations

Net investment income (loss)(b)(c)	(.03)	.08	.05	.03	.03

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(1.91)	1.32	2.04	(1.34)	(.26)

Net increase (decrease) in net asset value from operations	(1.94)	1.40	2.09	(1.31)	(.23)

Less: Dividends and Distributions

Dividends from net investment income	(.00	)(d)	(.08)	(.05)	(.00	)(d)	– 0	–

Distributions from net realized gain on investment transactions	(.69)	(.28)	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.69)	(.36)	(.05)	– 0	–	– 0	–

Net asset value, end of period	$ 8.91	$ 11.54	$ 10.50	$ 8.46	$ 9.77

Total Return

Total investment return based on net asset value(e)	(16.95)%	13.43%	24.83%	(13.39)%	(2.30)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$391	$286	$11	$9	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.29	%^	1.29%	1.29%	1.30%	1.30	%^

Expenses, before waivers/reimbursements(f)‡	1.94	%^	2.08%	8.96%	17.79%	18.01	%^

Net investment income (loss)(c)	(.51	)%^	.67%	.54%	.34%	1.58	%^

Portfolio turnover rate	18%	34%	66%	42%	2%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.00%	.00%

See footnote summary on page 40.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30,					April 15, 2015(a) to June 30, 2015
			2018	2017		2016

Net asset value, beginning of period	$ 11.38		$ 10.39	$ 8.39		$ 9.75		$ 10.00

Income From Investment Operations

Net investment income (loss)(b)(c)	(.07)		.00 (d)	(.02)		(.04)		.02

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(1.88)		1.30	2.02		(1.32)		(.27)

Net increase (decrease) in net asset value from operations	(1.95)		1.30	2.00		(1.36)		(.25)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.03)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.69)		(.28)	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.69)		(.31)	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 8.74		$ 11.38	$ 10.39		$ 8.39		$ 9.75

Total Return

Total investment return based on net asset value(e)	(17.30)%		12.57%	23.84%		(13.93)%		(2.50)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$127		$172	$28		$8		$9

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	2.04	%^	2.04%	2.04%		2.05%		2.05	%^

Expenses, before waivers/reimbursements(f)‡	2.68	%^	2.89%	9.39%		18.58%		18.73	%^

Net investment income (loss)(c)	(1.24	)%^	.02%	(.20)%		(.43)%		.81	%^

Portfolio turnover rate	18%		34%	66%		42%		2%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.01%	.01%		.00%		.00%

See footnote summary on page 40.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	April 15, 2015(a) to June 30, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.57	$ 10.51	$ 8.47	$ 9.77	$ 10.00

Income From Investment Operations

Net investment income (loss)(b)(c)	(.01)	.06	.20	.05	.04

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(1.93)	1.37	1.91	(1.33)	(.27)

Net increase (decrease) in net asset value from operations	(1.94)	1.43	2.11	(1.28)	(.23)

Less: Dividends and Distributions

Dividends from net investment income	(.01)	(.09)	(.07)	(.02)	– 0	–

Distributions from net realized gain on investment transactions	(.69)	(.28)	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.70)	(.37)	(.07)	(.02)	– 0	–

Net asset value, end of period	$ 8.93	$ 11.57	$ 10.51	$ 8.47	$ 9.77

Total Return

Total investment return based on net asset value(e)	(16.83)%	13.61%	25.12%	(13.13)%	(2.30)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,104	$45,424	$32,602	$1,678	$1,935

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.04	%^	1.04%	1.04%	1.05%	1.05	%^

Expenses, before waivers/reimbursements(f)‡	1.66	%^	1.80%	3.75%	17.53%	17.75	%^

Net investment income (loss)(c)	(.24	)%^	.53%	2.04%	.58%	1.81	%^

Portfolio turnover rate	18%	34%	66%	42%	2%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.00%	.00%

See footnote summary on page 40.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended December 31, 2018 and the years ended June 30, 2018 and June 30, 2017, such waiver amounted to .01% (annualized), .01% and .01%, respectively.

^	Annualized.

See notes to financial statements.

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RESULTS OF STOCKHOLDER MEETING

(unaudited)

A Special Meeting of Stockholders of the AB Cap Fund, Inc. (the “Company”)—AB Concentrated International Growth Fund (the “Fund”) was held on October 11, 2018. A description of the proposals and number of shares voted at the Meeting are as follows (the proposal number shown below corresponds to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Directors for the Company, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Director:	Voted For:	Authority Withheld:
Michael J. Downey	153,531,217	1,117,868
William H. Foulk, Jr.*	153,385,034	1,264,050
Nancy P. Jacklin	153,607,746	1,041,339
Robert M. Keith	153,546,025	1,103,060
Carol C. McMullen	153,649,415	999,670
Gary L. Moody	153,545,113	1,103,972
Marshall C. Turner, Jr.	153,507,495	1,141,590
Earl D. Weiner	153,514,727	1,134,358

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For:	Voted Against:	Abstain:	Broker Non-Votes:
3,892,944	– 0 –	– 0 –	37,221

*	Mr. Foulk retired on December 31, 2018.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Debasashi (Dev) Chakrabarti(2), Vice President Mark Phelps(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s Portfolio are made by the Investment Policy Team. Messrs. Phelps and Chakrabarti are the persons with the most significant responsibility for day-to-day management of the Fund’s Portfolio

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Concentrated International Growth Portfolio (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at a meeting held on July 31-August 2, 2018 is set forth below.

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 43

and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

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the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

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affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by

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other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 47

the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (‘‘ETFs’’), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that

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an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Concentrated International Growth Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are

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independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical,

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accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. The Adviser did not request any reimbursements from the Fund in the Fund’s latest fiscal year. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

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Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund

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shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain

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updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 55

NOTES

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NOTES

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 57

NOTES

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NOTES

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 59

NOTES

60 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

CIG-0152-1218

DEC    12.31.18

SEMI-ANNUAL REPORT

AB EMERGING MARKETS CORE PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

A discussion of the Fund’s investment performance is not included in this report. AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$898.20	$6.46	1.35%
Hypothetical**	$1,000	$1,018.40	$6.87	1.35%

abfunds.com	AB EMERGING MARKETS CORE PORTFOLIO | 1

EXPENSE EXAMPLE (continued)

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class C
Actual	$1,000	$895.50	$10.03	2.10%
Hypothetical**	$1,000	$1,014.62	$10.66	2.10%
Advisor Class
Actual	$1,000	$900.00	$5.27	1.10%
Hypothetical**	$1,000	$1,019.66	$5.60	1.10%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

2 | AB EMERGING MARKETS CORE PORTFOLIO	abfunds.com

PORTFOLIO SUMMARY

December 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $4.0

1

All data are as of December 31, 2018. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.8% or less in the following countries: France, Hong Kong, Hungary, Indonesia, Norway, Peru, South Africa, United Arab Emirates and United States.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB EMERGING MARKETS CORE PORTFOLIO | 3

PORTFOLIO SUMMARY (continued)

December 31, 2018 (unaudited)

TEN LARGEST HOLDINGS1

Company	U.S. $ Value	Percent of Net Assets

Taiwan Semiconductor Manufacturing Co., Ltd.	$188,792	4.7%

Samsung Electronics Co., Ltd.	161,526	4.0

Tencent Holdings Ltd.	152,305	3.8

China Mobile Ltd.	130,634	3.3

Nestle SA (REG)	117,686	3.0

Infosys Ltd. (Sponsored ADR)	102,911	2.6

Fubon Financial Holding Co., Ltd.	101,264	2.5

Alibaba Group Holding Ltd. (Sponsored ADR)	86,491	2.2

Unilever PLC	84,005	2.1

Wal-Mart de Mexico SAB de CV	83,318	2.1

	$1,208,932	30.3%

1	Long-term investments.

4 | AB EMERGING MARKETS CORE PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.9%
Financials – 31.7%
Banks – 21.7%
Agricultural Bank of China Ltd. – Class H	177,000	$77,525
Banco de Chile	331,828	47,379
Banco Santander Chile	364,750	27,067
Bangkok Bank PCL	8,500	54,039
Bank Central Asia Tbk PT	11,500	20,797
Bank of China Ltd. – Class H	88,000	37,937
China Construction Bank Corp. – Class H	28,000	22,928
Credicorp Ltd.	335	74,259
CTBC Financial Holding Co., Ltd.	69,000	45,384
Industrial & Commercial Bank of China Ltd. – Class H	26,000	18,493
Itau Unibanco Holding SA (Preference Shares)	4,500	41,185
Kasikornbank PCL (Foreign Shares)	4,300	24,366
KB Financial Group, Inc.	1,040	43,386
Komercni banka as	1,300	49,086
Malayan Banking Bhd	30,200	69,374
Moneta Money Bank AS(a)	10,150	32,748
OTP Bank Nyrt	630	25,460
Public Bank Bhd	9,100	54,479
Shinhan Financial Group Co., Ltd.	1,790	63,466
Siam Commercial Bank PCL (The)	9,600	39,361

		868,719

Consumer Finance – 0.4%
Samsung Card Co., Ltd.(b)	510	15,756

Diversified Financial Services – 2.5%
Fubon Financial Holding Co., Ltd.	66,000	101,264

Insurance – 5.6%
AIA Group Ltd.	6,400	53,164
BB Seguridade Participacoes SA	5,500	39,156
Cathay Financial Holding Co., Ltd.	22,000	33,678
DB Insurance Co., Ltd.(b)	980	61,720
PICC Property & Casualty Co., Ltd. – Class H	18,000	18,367
Ping An Insurance Group Co. of China Ltd. – Class H	2,000	17,644

		223,729

Thrifts & Mortgage Finance – 1.5%
Housing Development Finance Corp., Ltd.	1,780	50,065
LIC Housing Finance Ltd.	1,180	8,210

		58,275

		1,267,743

Consumer Staples – 18.3%
Beverages – 3.1%
Ambev SA	2,000	7,925
Cia Cervecerias Unidas SA	4,240	55,102
Fomento Economico Mexicano SAB de CV	4,600	39,554

abfunds.com	AB EMERGING MARKETS CORE PORTFOLIO | 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Kweichow Moutai Co., Ltd. – Class A	220	$18,996

		121,577

Food & Staples Retailing – 3.2%
CP ALL PCL (NVDR)	21,200	44,766
Wal-Mart de Mexico SAB de CV	32,760	83,318

		128,084

Food Products – 6.4%
AVI Ltd.	3,040	21,482
Danone SA	830	58,501
Nestle SA (REG)	1,450	117,686
Uni-President Enterprises Corp.	25,000	56,717

		254,386

Household Products – 0.5%
Hindustan Unilever Ltd.	800	20,825

Personal Products – 2.1%
Unilever PLC	1,600	84,005

Tobacco – 3.0%
ITC Ltd.	16,280	65,630
Philip Morris International, Inc.	830	55,411

		121,041

		729,918

Information Technology – 15.3%
IT Services – 5.8%
HCL Technologies Ltd.	4,510	62,311
Infosys Ltd. (Sponsored ADR)	10,810	102,911
Tata Consultancy Services Ltd.	2,500	67,848

		233,070

Semiconductors & Semiconductor Equipment – 5.4%
Chipbond Technology Corp.	14,000	28,112
Taiwan Semiconductor Manufacturing Co., Ltd.	26,000	188,792

		216,904

Technology Hardware, Storage & Peripherals – 4.1%
Samsung Electronics Co., Ltd.	4,640	161,526

		611,500

Communication Services – 14.7%
Diversified Telecommunication Services – 5.5%
China Telecom Corp., Ltd. – Class H	140,000	71,731
Chunghwa Telecom Co., Ltd.	11,000	40,163
Emirates Telecommunications Group Co. PJSC	8,370	38,702
KT Corp. (Sponsored ADR)	2,510	35,692
Telenor ASA	1,780	34,568

		220,856

Entertainment – 0.5%
NCSoft Corp.(b)	50	20,959

6 | AB EMERGING MARKETS CORE PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Interactive Media & Services – 3.8%
Tencent Holdings Ltd.	3,800	$152,305

Media – 0.6%
Megacable Holdings SAB de CV	4,860	21,760

Wireless Telecommunication Services – 4.3%
Advanced Info Service PCL	7,900	41,854
China Mobile Ltd.	13,500	130,634

		172,488

		588,368

Energy – 5.3%
Oil, Gas & Consumable Fuels – 5.3%
China Petroleum & Chemical Corp. – Class H	86,000	61,302
LUKOIL PJSC (Sponsored ADR)	1,010	72,053
PetroChina Co., Ltd. – Class H	34,000	21,097
Petronet LNG Ltd.	8,410	26,922
Tatneft PJSC (Sponsored ADR)	478	30,114

		211,488

Utilities – 4.6%
Electric Utilities – 0.6%
Transmissora Alianca de Energia Eletrica SA	3,700	22,496

Gas Utilities – 0.6%
China Resources Gas Group Ltd.	6,000	23,775

Independent Power and Renewable Electricity Producers – 1.9%
China Yangtze Power Co., Ltd. – Class A	22,600	52,301
Glow Energy PCL	9,200	25,147

		77,448

Water Utilities – 1.5%
Guangdong Investment Ltd.	30,000	57,966

		181,685

Consumer Discretionary – 3.6%
Automobiles – 0.6%
Hero MotoCorp Ltd.	530	23,443

Household Durables – 0.2%
Coway Co., Ltd.	150	9,961

Internet & Direct Marketing Retail – 2.2%
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	631	86,491

Textiles, Apparel & Luxury Goods – 0.6%
Shenzhou International Group Holdings Ltd.	2,000	22,732

		142,627

Industrials – 3.4%
Industrial Conglomerates – 0.3%
Far Eastern New Century Corp.	14,000	12,714

abfunds.com	AB EMERGING MARKETS CORE PORTFOLIO | 7

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

Road & Rail – 1.2%
Daqin Railway Co., Ltd. – Class A		41,300		$49,548

Trading Companies & Distributors – 0.3%
BOC Aviation Ltd.(a)		1,600		11,806

Transportation Infrastructure – 1.6%
Grupo Aeroportuario del Centro Norte SAB de CV		4,550		21,715
Jiangsu Expressway Co., Ltd. – Class H		14,000		19,542
Malaysia Airports Holdings Bhd		10,300		20,865

				62,122

				136,190

Materials – 0.8%
Chemicals – 0.8%
Formosa Chemicals & Fibre Corp.		9,000		30,789

Health Care – 0.2%
Health Care Providers & Services – 0.2%
Shanghai Pharmaceuticals Holding Co., Ltd. – Class H		4,400		8,934

Total Common Stocks (cost $3,843,061)				3,909,242

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(c)(d)(e) (cost $104,898)		104,898		104,898

		Principal Amount (000)
Time Deposits – 0.2%
BBH Grand Cayman (1.45)%, 1/03/19	CHF	0	*	260
(0.57)%, 1/02/19	EUR	1		1,421
0.24%, 1/02/19	NOK	15		1,703
0.37%, 1/02/19	GBP	1		716
0.51%, 1/02/19	SGD	0	*	2
1.52%, 1/02/19	HKD	7		874
4.84%, 1/02/19	ZAR	6		408

Total Time Deposits (cost $5,466)				5,384

Total Short-Term Investments (cost $110,364)				110,282

Total Investments – 100.7% (cost $3,953,425)				4,019,524
Other assets less liabilities – (0.7)%				(26,215)

Net Assets – 100.0%				$3,993,309

8 | AB EMERGING MARKETS CORE PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Market Futures	1	March 2019	USD	0	**	$49,575	$48,309	$(1,266)

*	Principal amount less than 500.

**	Notional amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $44,554 or 1.1% of net assets.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

NOK – Norwegian Krone

SGD – Singapore Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non Voting Depositary Receipt

PJSC – Public Joint Stock Company

REG – Registered Shares

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS CORE PORTFOLIO | 9

STATEMENT OF ASSETS & LIABILITIES

December 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,848,527)	$3,914,626
Affiliated issuers (cost $104,898)	104,898
Cash collateral due from broker	2,860
Foreign currencies, at value (cost $14,297)	14,303
Receivable for investment securities sold	49,545
Receivable from Adviser	19,308
Unaffiliated dividends receivable	10,676
Affiliated dividends receivable	273

Total assets	4,116,489

Liabilities
Payable for investment securities purchased and foreign currency transactions	37,445
Custody fee payable	28,272
Audit and tax fee payable	15,737
Printing fee payable	6,356
Legal fee payable	6,280
Transfer Agent fee payable	899
Payable for variation margin on futures	208
Directors’ fee payable	73
Distribution fee payable	10
Accrued expenses and other liabilities	27,900

Total liabilities	123,180

Net Assets	$3,993,309

Composition of Net Assets
Capital stock, at par	$43
Additional paid-in capital	4,125,396
Accumulated loss	(132,130)

$3,993,309

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$9,435	1,017.416	$9.27	*

C	$9,350	1,007.418	$9.28

Advisor	$3,974,524	428,598	$9.27

*	The maximum offering price per share for Class A shares was $9.68 which reflects a sales charge of 4.25%.

See notes to financial statements.

10 | AB EMERGING MARKETS CORE PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $11,241)	$64,689
Affiliated issuers	2,080
Interest	45	$66,814

Expenses
Advisory fee (see Note B)	22,109
Transfer agency—Class A	7
Transfer agency—Class C	8
Transfer agency—Advisor Class	2,956
Distribution fee—Class A	14
Distribution fee—Class C	54
Custodian	53,476
Audit and tax	33,991
Administrative	30,396
Legal	15,818
Directors’ fees	12,497
Printing	2,780
Registration fees	26
Miscellaneous	17,443

Total expenses	191,575
Less: expenses waived and reimbursed by the Adviser (see Note B)	(165,982)

Net expenses		25,593

Net investment income		41,221

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(170,594	)(a)
Forward currency exchange contracts		(891)
Futures		(14,914)
Foreign currency transactions		91
Net change in unrealized appreciation/depreciation on:
Investments		(339,607	)(b)
Forward currency exchange contracts		891
Futures		(1,266)
Foreign currency denominated assets and liabilities		16

Net loss on investment and foreign currency transactions		(526,274)

Net Decrease in Net Assets from Operations		$(485,053)

(a)	Net of foreign capital gains taxes of $579.

(b)	Net of decrease in accrued foreign capital gains taxes of $350.

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS CORE PORTFOLIO | 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$41,221	$123,890
Net realized gain (loss) on investment and foreign currency transactions	(186,308)	573,978
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(339,966)	(539,176)

Net increase (decrease) in net assets from operations	(485,053)	158,692
Distributions to Shareholders*
Class A	(880)	(1,672)
Class C	(786)	(1,556)
Advisor Class	(383,466)	(717,088)

Total decrease	(870,185)	(561,624)
Net Assets
Beginning of period	4,863,494	5,425,118

End of period	$3,993,309	$4,863,494

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note I, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

12 | AB EMERGING MARKETS CORE PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 29 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Core Portfolio (the “Fund”), a diversified portfolio. AB Emerging Markets Core Portfolio commenced operations on September 9, 2015. The Fund has authorized issuance of Class A, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. No classes are being publicly offered. Class R, Class K, Class I, Class Z, Class T, Class 1 or Class 2 shares have not been issued. As of December 31, 2018, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class A, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

abfunds.com	AB EMERGING MARKETS CORE PORTFOLIO | 13

NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have

14 | AB EMERGING MARKETS CORE PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since

abfunds.com	AB EMERGING MARKETS CORE PORTFOLIO | 15

NOTES TO FINANCIAL STATEMENTS (continued)

last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$227,110		$1,040,633		$	– 0	–	$1,267,743
Consumer Staples	199,765		530,153			– 0	–	729,918
Information Technology	102,911		508,589			– 0	–	611,500
Communication Services	57,452		530,916			– 0	–	588,368
Energy	102,167		109,321			– 0	–	211,488
Utilities	– 0	–	181,685			– 0	–	181,685
Consumer Discretionary	96,452		46,175			– 0	–	142,627
Industrials	21,715		114,475			– 0	–	136,190
Materials	– 0	–	30,789			– 0	–	30,789
Health Care	– 0	–	8,934			– 0	–	8,934
Short-Term Investments:
Investment Companies	104,898		– 0	–		– 0	–	104,898
Time Deposits	– 0	–	5,384			– 0	–	5,384

Total Investments in Securities	912,470		3,107,054	†		– 0	–	4,019,524

Other Financial Instruments*:
Liabilities
Futures	– 0	–	(1,266)			– 0	–	(1,266	)+

Total^	$912,470		$3,105,788		$	– 0	–	$4,018,258

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

+

Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

16 | AB EMERGING MARKETS CORE PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of Fund securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

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NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 0.95% of the first $2.5 billion of the Fund’s average daily net assets, 0.90% of the next $2.5 billion up to $5 billion, and 0.85% of the excess of $5 billion. Prior to May 5, 2017, the Fund paid the Adviser an advisory fee at an annual rate of 1.175% of the first $1 billion of the Fund’s average daily net assets, 1.05% of the next $1 billion up to $2 billion, 1.00% of the excess of $2 billion up to $3 billion, 0.90% of the excess of $3 billion up to $6 billion, and 0.85% of the excess of $6 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than advisory fees of any AB mutual funds in which the Fund may invest, except advisory fees borne by the Fund in connection with the investment of securities lending collateral, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.35%, 2.10% and 1.10% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. Effective May 5, 2017, the Expense Cap for Class A was reduced from 1.70% to 1.35% of the daily average net assets, for Class C was reduced from 2.45% to 2.10% of the daily average net assets, for Advisor Class was reduced from 1.45% to 1.10% of the daily average net assets. For the six months ended December 31, 2018 the reimbursements/waivers amounted to $135,465. The Expense Caps may not be terminated by the Adviser prior to one year from the date the Fund’s shares are first offered to the public. Any fees waived and expenses borne by the Adviser are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $210,275 for the period ended June 30, 2016, $237,518 and $246,962 for the fiscal years ended June 30, 2017 and June 30, 2018, and $135,465 for the period ended December 31, 2018. In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the Expense Caps’ net fee percentages specified in the current Expense Caps.

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NOTES TO FINANCIAL STATEMENTS (continued)

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, AXA held approximately 72.2% of the outstanding common stock of AXA Equitable as of September 30, 2018. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018 for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

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NOTES TO FINANCIAL STATEMENTS (continued)

At the October 11, 2018 meeting, shareholders approved the new and future investment advisory agreements.

On November 20, 2018, AXA completed a public offering of 60,000,000 shares of AXA Equitable’s common stock and simultaneously sold 30,000,000 of such shares to AXA Equitable pursuant to a separate agreement with it. As a result AXA currently owns approximately 59.2% of the shares of common stock of AXA Equitable.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2018, the Adviser voluntarily agreed to waive such fees in the amount of $30,396.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $2,293 for the six months ended December 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained no front-end sales charges from the sale of Class A shares nor received any contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $121.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2018, is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$163	$1,362	$1,420	$105	$2

Brokerage commissions paid on investment transactions for the six months ended December 31, 2018, amounted to $4,197, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred no expenses in excess of the distribution costs reimbursed by the Fund for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$2,529,445		$2,767,918
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross

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NOTES TO FINANCIAL STATEMENTS (continued)

unrealized appreciation and unrealized depreciation (excluding foreign currency contracts) are as follows:

Gross unrealized appreciation	$226,683
Gross unrealized depreciation	(161,850)

Net unrealized appreciation	$64,833

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its fund.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended December 31, 2018, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its fund against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which

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NOTES TO FINANCIAL STATEMENTS (continued)

they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the future. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended December 31, 2018, the Fund held futures for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended December 31, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives				Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value			Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Receivable/Payable for variation margin on futures	$	– 0	–	Receivable/Payable for variation margin on futures	$1,266	*

Total		$	– 0	–		$1,266

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	$(891)	$891

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(14,914)	(1,266)

Total		$(15,805)	$(375)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2018:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$95,752	(a)
Average principal amount of sale contracts	$94,861	(a)

Futures:
Average original value of buy contracts	$69,345	(b)

(a)	Positions were open one month during the reporting period.

(b)	Positions were open three months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. There were no transactions in capital shares for each class for the six months ended December 31, 2018 and for the year ended June 30, 2018.

NOTE F

Risks Involved in Investing in the Fund

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, and regulatory or other uncertainties.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

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NOTES TO FINANCIAL STATEMENTS (continued)

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2018.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2019 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years end June 30, 2018 and June 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$231,646	$80,000
Long-term capital gains	488,670	– 0	–

Total taxable distributions paid	$720,316	$80,000

As of December 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,362
Accumulated capital and other losses	329,571
Unrealized appreciation/(depreciation)	395,368	(a)

Total accumulated earnings/(deficit)	$740,301	(b)

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

(b)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of accrued Argentinian capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2018, the Fund did not have any capital loss carryforwards.

NOTE I

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements. In October 2018, the U.S. Securities

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NOTES TO FINANCIAL STATEMENTS (continued)

and Exchange Commission adopted amendments to certain disclosure requirements that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	September 9, 2015(a) to June 30, 2016
2018	2017

Net asset value, beginning of period	$ 11.28	$ 12.58	$ 10.80	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.08	.26	.12	.07

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.22)	.08	1.79	.78

Net increase (decrease) in net asset value from operations	(1.14)	.34	1.91	.85

Less: Dividends

Dividends from net investment income	(.10)	(.18)	(.13)	(.05)

Distributions from net realized gain on investment and foreign currency transactions	(.77)	(1.46)	– 0	–	– 0	–

Total dividends and distributions	(.87)	(1.64)	(.13)	(.05)

Net asset value, end of period	$ 9.27	$ 11.28	$ 12.58	$ 10.80

Total Return

Total investment return based on net asset value(d)	(10.18)%	1.99	%*	17.96%	8.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$11	$13	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements†	1.35	%(e)	1.35%	1.60%	1.65	%(e)

Expenses, before waivers/reimbursements†	8.48	%(e)	7.19%	6.88%	8.26	%(e)

Net investment income(c)	1.52	%(e)	1.99%	1.04%	.87	%(e)

Portfolio turnover rate	57%	95%	94%	62%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.00%

See footnote summary on page 33.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	September 9, 2015(a) to June 30, 2016
2018	2017

Net asset value, beginning of period	$ 11.23	$ 12.54	$ 10.76	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.04	.16	.03	.01

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.21)	.08	1.80	.77

Net increase (decrease) in net asset value from operations	(1.17)	.24	1.83	.78

Less: Dividends

Dividends from net investment income	(.01)	(.09)	(.05)	(.02)

Distributions from net realized gain on investment and foreign currency transactions	(.77)	(1.46)	– 0	–	– 0	–

Total dividends and distributions	(.78)	(1.55)	(.05)	(.02)

Net asset value, end of period	$ 9.28	$ 11.23	$ 12.54	$ 10.76

Total Return

Total investment return based on net asset value(d)	(10.45)%	1.13	%*	17.14%	7.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$11	$13	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements†	2.10	%(e)	2.10%	2.35%	2.40	%(e)

Expenses, before waivers/reimbursements†	9.25	%(e)	7.97%	7.67%	9.01	%(e)

Net investment income(c)	.77	%(e)	1.24%	.29%	.11	%(e)

Portfolio turnover rate	57%	95%	94%	62%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.00%

See footnote summary on page 33.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	September 9, 2015(a) to June 30, 2016
2018	2017

Net asset value, beginning of period	$ 11.29	$ 12.60	$ 10.81	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.10	.29	.14	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.23)	.07	1.81	.77

Net increase (decrease) in net asset value from operations	(1.13)	.36	1.95	.86

Less: Dividends

Dividends from net investment income	(.13)	(.21)	(.16)	(.05)

Distributions from net realized gain on investment and foreign currency transactions	(.76)	(1.46)	– 0	–	– 0	–

Total dividends and distributions	(.89)	(1.67)	(.16)	(.05)

Net asset value, end of period	$ 9.27	$ 11.29	$ 12.60	$ 10.81

Total Return

Total investment return based on net asset value(d)	(10.00)%	2.15	%*	18.34%	8.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,975	$4,841	$5,399	$5,413

Ratio to average net assets of:

Expenses, net of waivers/reimbursements†	1.10	%(e)	1.10%	1.35%	1.40	%(e)

Expenses, before waivers/reimbursements†	8.23	%(e)	6.94%	6.58%	8.01	%(e)

Net investment income(c)	1.77	%(e)	2.24%	1.27%	1.12	%(e)

Portfolio turnover rate	57%	95%	94%	62%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.00%

See footnote summary on page 33.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, Reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	Annualized.

*

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

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RESULTS OF STOCKHOLDER MEETING

(unaudited)

A Special Meeting of Stockholders of the AB Cap Fund, Inc. (the “Company”)—AB Emerging Markets Core Portfolio (the “Fund”) was held on October 11, 2018. A description of the proposals and number of shares voted at the Meeting are as follows (the proposal number shown below corresponds to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Directors for the Company, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Director:	Voted For:	Authority Withheld:
Michael J. Downey	153,531,217	1,117,868
William H. Foulk, Jr.*	153,385,034	1,264,050
Nancy P. Jacklin	153,607,746	1,041,339
Robert M. Keith	153,546,025	1,103,060
Carol C. McMullen	153,649,415	999,670
Gary L. Moody	153,545,113	1,103,972
Marshall C. Turner, Jr.	153,507,495	1,141,590
Earl D. Weiner	153,514,727	1,134,358

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For:	Voted Against:		Abstain:		Broker Non-Votes:
430,623	– 0	–	– 0	–	– 0	–

*	Mr. Foulk retired on December 31, 2018.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer	Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Kent W. Hargis(2), Vice President Stuart Rae(2), Vice President Sammy Suzuki(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110	Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036
Principal Underwriter AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105	Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004
Transfer Agent AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s portfolio managers. Messrs. Hargis, Rae and Suzuki are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Emerging Markets Core Portfolio (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at a meeting held on July 31-August 2, 2018 is set forth below.

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was

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relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

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the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

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affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

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(the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

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The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors

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observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Core Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from

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an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made

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on a quarterly basis and subject to approval by the directors. The Adviser did not request any reimbursements from the Fund in the Fund’s latest fiscal year. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, and that the proposed reduction in the advisory fee rate would likely impact the Adviser’s profitability analysis in future years. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed. The directors noted that the reduction in the advisory fee rate effective since May 5, 2017 would likely impact the Adviser’s profitability analysis in future years.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s

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unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting a reduction in the advisory fee rate effective since May 5, 2017) with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among

abfunds.com	AB EMERGING MARKETS CORE PORTFOLIO | 45

other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since May 5, 2017, when the advisory fee rate was reduced and the Adviser had set the Fund’s expense cap at a correspondingly lower level. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

46 | AB EMERGING MARKETS CORE PORTFOLIO	abfunds.com

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB EMERGING MARKETS CORE PORTFOLIO | 47

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

48 | AB EMERGING MARKETS CORE PORTFOLIO	abfunds.com

AB EMERGING MARKETS CORE PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

EMCP-0152-1218

DEC    12.31.18

SEMI-ANNUAL REPORT

AB GLOBAL CORE EQUITY PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Global Core Equity Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 1

SEMI-ANNUAL REPORT

February 12, 2019

This report provides management’s discussion of fund performance for AB Global Core Equity Portfolio for the semi-annual reporting period ended December 31, 2018.

The Fund’s investment objective is to seek long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	6 Months	12 Months

AB GLOBAL CORE EQUITY PORTFOLIO

Class A Shares	-6.32%	-5.33%

Class C Shares	-6.70%	-6.09%

Advisor Class Shares[1]	-6.22%	-5.07%

MSCI ACWI (net)	-9.02%	-9.42%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net), for the six- and 12-month periods ended December 31, 2018.

All share classes of the Fund outperformed the benchmark for both periods, before sales charges. During both periods, security selection contributed, relative to the benchmark, while sector allocation detracted. Stock selection within the consumer-discretionary sector contributed, while an underweight to health care detracted. Country positioning (a result of bottom-up security analysis combined with fundamental research) was positive, particularly an overweight to Brazil, which contributed for both periods, while currency selection was negative.

For the six-month period, stock selection in industrials contributed, while selection in financials and an overweight to consumer discretionary detracted.

For the 12-month period, an overweight to Finland contributed. Currency positioning in the South African rand detracted, as did an overweight in communication services.

The Fund did not utilize derivatives during the six- or 12-month periods.

2 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended December 31, 2018, global equities declined. In the US, performance was strong early in the period amid robust corporate earnings and economic data, which sent some US stock indices to record highs. However, concerns about slowing global growth, rising interest rates and worsening trade tensions caused volatility to spike and equities to decline precipitously at the end of the period. Some US indices temporarily entered bear market territory, which is considered a 20% or more decline from their recent highs. Large-cap stocks outperformed small-cap stocks, but performance was mixed from a style perspective. In Europe, Italy’s budget disputes with its European Union partners weighed on performance, as did unresolved and ongoing Brexit negotiations. A dramatic decline in the price of oil in the fourth quarter caused a wide dispersion in performance among emerging-market countries, with oil-importing countries benefiting and oil-exporting countries underperforming.

The Fund’s Senior Investment Management Team continues to invest in firms that are attractively valued in a core portfolio setup, and to minimize unintended factor risks.

INVESTMENT POLICIES

The Fund invests primarily in a portfolio of equity securities of issuers from markets around the world. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, at least 40% of its net assets in securities of non-US companies, and invests in companies in at least three countries (including the United States).

The Fund is principally comprised of companies considered by the Adviser to offer good prospects for attractive returns relative to the general stock market. The Adviser will seek companies that are attractively valued and have the ability to generate high and sustainable returns on invested capital. In addition to returns on invested capital, other criteria that the Adviser will consider include strong business fundamentals, capable management, prudent corporate governance, a strong balance sheet, strong earnings power, high earnings quality, low downside risk and substantial upside potential. In managing the Fund, the Adviser will not seek to have a bias towards any investment style, economic sector, country or company size. The Fund’s holdings of non-US companies will frequently include companies located in emerging markets, and at times emerging-market companies will make up a significant portion of the Fund.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 3

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI ACWI is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial-services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

4 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS (continued)

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 5

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-5.33%	-9.38%

Since Inception[1]	5.37%	4.28%

CLASS C SHARES

1 Year	-6.09%	-7.01%

Since Inception[1]	4.55%	4.55%

ADVISOR CLASS SHARES[2]

1 Year	-5.07%	-5.07%

Since Inception[1]	5.62%	5.62%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.15%, 1.90% and 0.90% for Class A, Class C and Advisor Class shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 11/12/2014.

2

Please note that this share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-9.38%

Since Inception[1]	4.28%

CLASS C SHARES

1 Year	-7.01%

Since Inception[1]	4.55%

ADVISOR CLASS SHARES[2]

1 Year	-5.07%

Since Inception[1]	5.62%

1	Inception date: 11/12/2014.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

6 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$936.80	$5.61	1.15%
Hypothetical**	$1,000	$1,019.41	$5.85	1.15%

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 7

EXPENSE EXAMPLE (continued)

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class C
Actual	$1,000	$933.00	$9.26	1.90%
Hypothetical**	$1,000	$1,015.63	$9.65	1.90%
Advisor Class
Actual	$1,000	$937.80	$4.40	0.90%
Hypothetical**	$1,000	$1,020.67	$4.58	0.90%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

8 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

PORTFOLIO SUMMARY

December 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $517.2

1

All data are as of December 31, 2018. The Fund’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following countries: Brazil, Finland, Russia, Spain and Taiwan.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 9

PORTFOLIO SUMMARY (continued)

December 31, 2018 (unaudited)

TEN LARGEST HOLDINGS1

Company	U.S. $ Value	Percent of Net Assets

Alphabet, Inc. – Class C	$26,385,272	5.1%

Anthem, Inc.	25,723,295	5.0

Microsoft Corp.	23,332,153	4.5

Service Corp. International/US	19,573,969	3.8

Wells Fargo & Co.	19,456,497	3.8

Visa, Inc. – Class A	15,215,321	2.9

Starbucks Corp.	14,785,467	2.8

Naspers Ltd. – Class N	14,507,684	2.8

Julius Baer Group Ltd.	14,457,701	2.8

Dover Corp.	13,997,016	2.7

	$187,434,375	36.2%

1	Long-term investments.

10 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Financials – 21.1%
Banks – 9.6%
Citigroup, Inc.	143,540	$7,472,692
DBS Group Holdings Ltd.	592,600	10,305,226
Jyske Bank A/S	334,212	12,100,047
Wells Fargo & Co.	422,233	19,456,497

		49,334,462

Capital Markets – 8.7%
BlackRock, Inc. – Class A	11,046	4,339,090
Julius Baer Group Ltd.(a)	405,699	14,457,701
London Stock Exchange Group PLC	77,576	4,024,687
Moody’s Corp.	46,580	6,523,063
S&P Global, Inc.	17,690	3,006,239
Singapore Exchange Ltd.	2,417,000	12,667,043

		45,017,823

Diversified Financial Services – 1.4%
Cielo SA	1,804,583	4,136,128
Pargesa Holding SA	43,510	3,138,033

		7,274,161

Insurance – 1.4%
Arthur J Gallagher & Co.	98,890	7,288,193

		108,914,639

Information Technology – 16.7%
Electronic Equipment, Instruments & Components – 0.6%
IPG Photonics Corp.(a)	26,897	3,047,161

IT Services – 4.9%
Cognizant Technology Solutions Corp. – Class A	164,369	10,434,144
Visa, Inc. – Class A	115,320	15,215,321

		25,649,465

Semiconductors & Semiconductor Equipment – 3.9%
Intel Corp.	254,732	11,954,573
NXP Semiconductors NV	57,000	4,176,960
Taiwan Semiconductor Manufacturing Co., Ltd.	545,000	3,957,372

		20,088,905

Software – 5.3%
Microsoft Corp.	229,715	23,332,153
SAP SE	39,786	3,948,748

		27,280,901

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 2.0%
Samsung Electronics Co., Ltd.	293,042	$10,201,295

		86,267,727

Consumer Discretionary – 13.5%
Diversified Consumer Services – 5.0%
Service Corp. International/US	486,189	19,573,969
Sotheby’s(a)	155,970	6,198,248

		25,772,217

Hotels, Restaurants & Leisure – 5.9%
Choice Hotels International, Inc.	7,390	528,976
Compass Group PLC	232,739	4,897,954
Las Vegas Sands Corp.	154,529	8,043,235
Starbucks Corp.	229,588	14,785,467
Telepizza Group SA(b)	332,225	2,242,010

		30,497,642

Specialty Retail – 0.7%
AutoZone, Inc.(a)	4,552	3,816,124

Textiles, Apparel & Luxury Goods – 1.9%
Samsonite International SA(a)(b)	3,349,500	9,515,367

		69,601,350

Communication Services – 13.0%
Interactive Media & Services – 5.1%
Alphabet, Inc. – Class C(a)	25,478	26,385,272

Media – 2.8%
Naspers Ltd. – Class N	72,460	14,507,684

Wireless Telecommunication Services – 5.1%
China Mobile Ltd.	691,000	6,686,529
KDDI Corp.	550,300	13,149,375
SoftBank Group Corp.	102,500	6,713,667

		26,549,571

		67,442,527

Industrials – 11.6%
Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.	32,221	2,709,464

Commercial Services & Supplies – 2.9%
Secom Co., Ltd.	151,300	12,550,420
Taiwan Secom Co., Ltd.	859,000	2,467,808

		15,018,228

Machinery – 5.0%
Dover Corp.	197,280	13,997,016

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Kone Oyj – Class B	166,495	$7,948,703
Stanley Black & Decker, Inc.	30,273	3,624,889

		25,570,608

Professional Services – 1.8%
RELX PLC(a)	460,374	9,472,311

Road & Rail – 0.5%
ALD SA(b)	233,170	2,776,686

Transportation Infrastructure – 0.9%
Flughafen Zurich AG	26,599	4,401,700

		59,948,997

Health Care – 7.8%
Biotechnology – 1.9%
Gilead Sciences, Inc.	155,223	9,709,199

Health Care Providers & Services – 4.9%
Anthem, Inc.	97,945	25,723,295

Pharmaceuticals – 1.0%
Roche Holding AG	20,471	5,082,107

		40,514,601

Consumer Staples – 6.0%
Beverages – 2.1%
Ambev SA	750,700	2,974,714
Diageo PLC	117,829	4,210,550
Wuliangye Yibin Co., Ltd. – Class A	466,165	3,465,216

		10,650,480

Food Products – 0.7%
Danone SA	51,496	3,629,573

Household Products – 1.5%
Procter & Gamble Co. (The)	86,390	7,940,969

Personal Products – 1.7%
L’Oreal SA	39,671	9,077,693

		31,298,715

Energy – 3.9%
Oil, Gas & Consumable Fuels – 3.9%
Kinder Morgan, Inc./DE	196,270	3,018,633
LUKOIL PJSC (Sponsored ADR)	95,463	6,810,330
Royal Dutch Shell PLC – Class B	337,649	10,094,860

		19,923,823

Materials – 2.9%
Chemicals – 2.4%
BASF SE	173,882	12,111,519

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

Paper & Forest Products – 0.5%
Mondi PLC		133,818		$2,787,128

				14,898,647

Real Estate – 1.6%
Real Estate Management & Development – 1.6%
CBRE Group, Inc. – Class A(a)		212,025		8,489,481

Utilities – 1.4%
Water Utilities – 1.4%
Guangdong Investment Ltd.		3,744,000		7,234,084

Total Common Stocks (cost $510,355,896)				514,534,591

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
BBH Grand Cayman (1.45)%, 1/03/19	CHF	306		311,244
(0.57)%, 1/02/19	EUR	46		52,981
0.37%, 1/02/19	GBP	41		51,748
0.51%, 1/02/19	SGD	70		51,275
0.83%, 1/02/19	AUD	0	*	1
0.84%, 1/02/19	CAD	0	*	1
4.84%, 1/02/19	ZAR	772		53,665
Hong Kong & Shanghai Bank, Hong Kong 1.52%, 1/02/19	HKD	425		54,311

Total Time Deposits (cost $573,876)				575,226

Total Investments – 99.6% (cost $510,929,772)				515,109,817
Other assets less liabilities – 0.4%				2,131,741

Net Assets – 100.0%				$517,241,558

*	Principal amount less than 500.

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $14,534,063 or 2.8% of net assets.

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PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

SGD – Singapore Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

See notes to financial statements.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 15

STATEMENT OF ASSETS & LIABILITIES

December 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $510,929,772)	$515,109,817
Foreign currencies, at value (cost $696,721)	701,150
Receivable for capital stock sold	2,423,180
Unaffiliated dividends receivable	545,053
Affiliated dividends receivable	879

Total assets	518,780,079

Liabilities
Payable for investment securities purchased and foreign currency transactions	517,419
Due to Custodian	488,558
Advisory fee payable	326,259
Payable for capital stock redeemed	68,790
Administrative fee payable	15,986
Transfer Agent fee payable	10,179
Distribution fee payable	2,444
Directors’ fee payable	62
Accrued expenses and other liabilities	108,824

Total liabilities	1,538,521

Net Assets	$517,241,558

Composition of Net Assets
Capital stock, at par	$4,555
Additional paid-in capital	510,496,197
Distributable earnings	6,740,806

$517,241,558

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,808,566	953,555	$11.34	*

C	$415,608	37,092	$11.20

Advisor	$506,017,384	44,555,775	$11.36

*	The maximum offering price per share for Class A shares was $11.84 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended December 31, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $235,838)	$5,215,441
Affiliated issuers	14,306
Interest	1,425
Securities lending income	2	$5,231,174

Expenses
Advisory fee (see Note B)	1,958,539
Transfer agency—Class A	1,234
Transfer agency—Class C	35
Transfer agency—Advisor Class	48,050
Distribution fee—Class A	16,360
Distribution fee—Class C	1,025
Recoupment of previously reimbursed expenses (see Note B)	100,011
Custodian	70,978
Registration fees	34,836
Administrative	32,567
Audit and tax	30,919
Legal	20,889
Printing	13,331
Directors’ fees	12,483
Miscellaneous	28,119

Total expenses	2,369,376
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(942)

Net expenses		2,368,434

Net investment income		2,862,740

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		9,914,515
Foreign currency transactions		(78,685)
Net change in unrealized appreciation/depreciation on:
Investments		(47,966,425)
Foreign currency denominated assets and liabilities		(6,010)

Net loss on investment and foreign currency transactions		(38,136,605)

Net Decrease in Net Assets from Operations		$(35,273,865)

See notes to financial statements.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,862,740	$5,653,907
Net realized gain on investment and foreign currency transactions	9,835,830	9,917,535
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(47,972,435)	21,047,293

Net increase (decrease) in net assets from operations	(35,273,865)	36,618,735
Distributions to Shareholders*
Class A	(279,015)	(291,551)
Class C	(7,430)	(3,704)
Advisor Class	(14,141,980)	(16,928,691)
Capital Stock Transactions
Net increase	88,605,244	142,134,008

Total increase	38,902,954	161,528,797
Net Assets
Beginning of period	478,338,604	316,809,807

End of period	$517,241,558	$478,338,604

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 29 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Global Core Equity Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock

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NOTES TO FINANCIAL STATEMENTS (continued)

Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for

20 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$48,085,774		$60,828,865		$	– 0	–	$108,914,639
Information Technology	68,160,312		18,107,415			– 0	–	86,267,727
Consumer Discretionary	55,188,029		14,413,321			– 0	–	69,601,350
Communication Services	26,385,272		41,057,255			– 0	–	67,442,527
Industrials	20,331,369		39,617,628			– 0	–	59,948,997
Health Care	35,432,494		5,082,107			– 0	–	40,514,601
Consumer Staples	7,940,969		23,357,746			– 0	–	31,298,715
Energy	9,828,963		10,094,860			– 0	–	19,923,823
Materials	– 0	–	14,898,647			– 0	–	14,898,647
Real Estate	8,489,481		– 0	–		– 0	–	8,489,481
Utilities	– 0	–	7,234,084			– 0	–	7,234,084
Short-Term Investments:
Time Deposits	– 0	–	575,226			– 0	–	575,226

Total Investments in Securities	279,842,663		235,267,154	†		– 0	–	515,109,817
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$279,842,663		$235,267,154		$	– 0	–	$515,109,817

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^

An amount of $6,800,588 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 23

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion of the Fund’s average daily net assets, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess of $5 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and .90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. For the six months ended December 31, 2018, the reimbursements/waivers amounted to $0. The expense caps may not be terminated by the Adviser before October 31, 2019. Any fees waived and expenses borne by the Adviser through October 31, 2019 under the expense limitations in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $117,707 for the fiscal period ended June 30, 2016, $149,385 for the fiscal year ended June 30, 2017, and $30,453 for the fiscal year ended June 30, 2018. For the six months ended December 31, 2018, the Fund made repayments to the Adviser in the amount of $100,011. In any case, no reimbursement payment will be made that would cause the Fund’s total annual operating expenses to exceed the Expense Caps’ net fee percentages set forth above.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies,

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 25

NOTES TO FINANCIAL STATEMENTS (continued)

including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, AXA held approximately 72.2% of the outstanding common stock of AXA Equitable as of September 30, 2018. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018 for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the December 11, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements for the Fund.

On November 20, 2018, AXA completed a public offering of 60,000,000 shares of AXA Equitable’s common stock and simultaneously sold 30,000,000 of such shares to AXA Equitable pursuant to a separate agreement with it. As a result AXA currently owns approximately 59.2% of the shares of common stock of AXA Equitable.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2018, the reimbursement for such services amounted to $32,567.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $38,580 for the six months ended December 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $60 from the sale of Class A shares and received $0 and $75 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $877.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)			Dividend Income (000)
Government Money Market Portfolio	$1,444	$55,754	$57,198	$	– 0	–	$14
Government Money Market Portfolio*	709	3,532	4,241		– 0	–	0	**

Total				$	– 0	–	$14

*	Investment of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

Brokerage commissions paid on investment transactions for the six months ended December 31, 2018 amounted to $106,705, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co., LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $2,521 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$184,861,469		$108,324,565
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$50,273,520
Gross unrealized depreciation	(46,093,475)

Net unrealized appreciation	$4,180,045

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its fund.

The Fund did not engage in derivative transactions during the six months ended December 31, 2018.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. A Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily

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NOTES TO FINANCIAL STATEMENTS (continued)

to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At December 31, 2018, the Fund had no securities on loan and had received no cash collateral. The Fund earned securities lending income of $2 and $468 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended December 31, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $65. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018		Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class A
Shares sold	242,172	542,666		$3,075,314	$6,805,669

Shares issued in reinvestment of dividends and distributions	24,056	23,839		277,607	291,551

Shares converted from Class C	750	– 0	–	9,287	– 0	–

Shares redeemed	(354,229)	(30,235)		(4,308,224)	(373,298)

Net increase (decrease)	(87,251)	536,270		$(946,016)	$6,723,922

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018		Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class C
Shares sold	28,736	10,406		$342,296	$130,717

Shares issued in reinvestment of dividends and distributions	620	265		7,073	3,221

Shares converted to Class A	(757)	– 0	–	(9,287)	– 0	–

Shares redeemed	(3,719)	(4,467)		(44,860)	(57,697)

Net increase	24,880	6,204		$295,222	$76,241

Advisor Class
Shares sold	9,262,769	15,208,058		$115,408,741	$189,225,280

Shares issued in reinvestment of dividends and distributions	1,171,379	1,349,038		13,541,137	16,525,713

Shares redeemed	(3,222,928)	(5,669,924)		(39,693,840)	(70,417,148)

Net increase	7,211,220	10,887,172		$89,256,038	$135,333,845

NOTE G

Risks Involved in Investing in the Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging market countries, where there may be an increased amount of economic, political and social instability.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s

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NOTES TO FINANCIAL STATEMENTS (continued)

maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2018.

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2019 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended June 30, 2018 and June 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$8,345,140	$1,926,994
Long-term capital gains	8,878,806	– 0	–

Total taxable distributions paid	$17,223,946	$1,926,994

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,666,164
Accumulated capital and other losses	2,464,961
Unrealized appreciation/(depreciation)	50,311,972	(a)

Total accumulated earnings/(deficit)	$56,443,097

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2018, the Fund did not have any capital loss carryforwards.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	November 12, 2014(a) to June 30, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.42	$ 11.72	$ 9.70	$ 10.15	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.05	.16	.16	.16	.06

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.83)	1.09	1.94	(.51)	.11	†

Net increase (decrease) in net asset value from operations	(.78)	1.25	2.10	(.35)	.17

Less: Dividends and Distributions

Dividends from net investment income	(.12)	(.13)	(.08)	(.07)	(.02)

Distributions from net realized gain on investment and foreign currency transactions	(.18)	(.42)	– 0	–	(.03)	– 0	–

Total dividends and distributions	(.30)	(.55)	(.08)	(.10)	(.02)

Net asset value, end of period	$ 11.34	$ 12.42	$ 11.72	$ 9.70	$ 10.15

Total Return

Total investment return based on net asset value(d)	(6.32)%	10.72%	21.81%	(3.40)%	1.72%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,809	$12,925	$5,911	$939	$48

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.15	%(e)	1.15%	1.15%	1.15%	1.15	%(e)

Expenses, before waivers/reimbursements	1.15	%(e)	1.15%	1.22%	1.38%	2.84	%(e)

Net investment income(c)	.85	%(e)	1.31%	1.43%	1.64%	.90	%(e)

Portfolio turnover rate	21%	45%	51%	51%	24%
See footnote summary on page 37.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	November 12, 2014(a) to June 30, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.29	$ 11.63	$ 9.67	$ 10.11	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.00	(f)	.06	.05	.06	.05

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.82)	1.08	1.96	(.47)	.07	†

Net increase (decrease) in net asset value from operations	(.82)	1.14	2.01	(.41)	.12

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.06)	(.05)	– 0	–	(.01)

Distributions from net realized gain on investment and foreign currency transactions	(.18)	(.42)	– 0	–	(.03)	– 0	–

Total dividends and distributions	(.27)	(.48)	(.05)	(.03)	(.01)

Net asset value, end of period	$ 11.20	$ 12.29	$ 11.63	$ 9.67	$ 10.11

Total Return

Total investment return based on net asset value(d)	(6.70)%	9.87%	20.80%	(4.09)%	1.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$416	$150	$70	$16	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.90	%(e)	1.90%	1.90%	1.90%	1.90	%(e)

Expenses, before waivers/reimbursements	1.90	%(e)	1.92%	2.06%	2.09%	4.73	%(e)

Net investment income(c)	.08	%(e)	.49%	.49%	.61%	.81	%(e)

Portfolio turnover rate	21%	45%	51%	51%	24%

See footnote summary on page 37.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	November 12, 2014(a) to June 30, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.46	$ 11.75	$ 9.72	$ 10.16	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.07	.18	.16	.15	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.84)	1.10	1.97	(.48)	.01	†

Net increase (decrease) in net asset value from operations	(.77)	1.28	2.13	(.33)	.19

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.15)	(.10)	(.08)	(.03)

Distributions from net realized gain on investment and foreign currency transactions	(.18)	(.42)	– 0	–	(.03)	– 0	–

Total dividends and distributions	(.33)	(.57)	(.10)	(.11)	(.03)

Net asset value, end of period	$ 11.36	$ 12.46	$ 11.75	$ 9.72	$ 10.16

Total Return

Total investment return based on net asset value(d)	(6.22)%	11.02%	22.09%	(3.17)%	1.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$506,017	$465,263	$310,829	$156,608	$101,359

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.90	%(e)	.90%	.90%	.90%	.90	%(e)

Expenses, before waivers/reimbursements	.90	%(e)	.90%	.97%	1.08%	2.43	%(e)

Net investment income(c)	1.10	%(e)	1.42%	1.52%	1.59%	2.71	%(e)

Portfolio turnover rate	21%	45%	51%	51%	24%

See footnote summary on page 37.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Amount is less than $0.005.

†

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

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RESULTS OF SHAREHOLDERS MEETING

(unaudited)

A Special Meeting of Shareholders of the AB Cap Fund, Inc. (the “Company”)—AB Global Core Equity Portfolio (the “Fund”) was held on October 11, 2018 and adjourned until December 11, 2018. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal number shown below corresponds to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Directors for the Fund, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Director:	Voted For	Withheld Authority
Michael J. Downey	215,536,553	1,474,295
William H. Foulk, Jr.*	215,369,140	1,641,708
Nancy P. Jacklin	215,599,334	1,411,513
Robert M. Keith	215,547,510	1,463,337
Carol C. McMullen	215,652,168	1,358,679
Garry L. Moody	215,553,805	1,457,043
Marshall C. Turner	215,527,252	1,483,596
Earl D. Weiner	215,530,515	1,480,332

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For	Voted Against	Abstained	Broker Non-Votes
20,265,640	188,589	620,828	59,762

*	Mr. Foulk retired on December 31, 2018.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer	Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

David Dalgas(2), Vice President Klaus Ingemann(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Investment Policy Team portfolio are made by the Adviser’s Investment Policy Team. Messrs. Dalgas and Ingemann are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Global Core Equity Portfolio (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at a meeting held on July 31-August 2, 2018 is set forth below.

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature

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and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

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the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

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affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 43

(the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and

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the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 45

services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Core Equity Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are

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independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical,

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 47

accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2016. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2017 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the

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Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 49

and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The

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directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 51

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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AB GLOBAL CORE EQUITY PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GCE-0152-1218

DEC    12.31.18

SEMI-ANNUAL REPORT

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB International Strategic Core Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 1

SEMI-ANNUAL REPORT

February 11, 2019

This report provides management’s discussion of fund performance for AB International Strategic Core Portfolio for the semi-annual reporting period ended December 31, 2018.

The Fund’s investment objective is to seek long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	6 Months	12 Months

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Class A Shares	-10.85%	-9.03%

Class C Shares	-11.16%	-9.72%

Advisor Class Shares[1]	-10.68%	-8.79%

MSCI EAFE Index (net)	-11.35%	-13.79%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), for the six- and 12-month periods ended December 31, 2018.

All share classes of the Fund outperformed the benchmark for both periods, before sales charges. For both periods, security selection within the financials sector contributed, relative to the benchmark. Country allocation (a result of bottom-up security analysis combined with fundamental research) contributed because of an underweight to Germany, while an underweight to Switzerland detracted. Sector allocation detracted, particularly an underweight in utilities.

For the six-month period, stock selection in industrials contributed, as did an overweight in technology. Country-wise, an underweight to Japan contributed, while an overweight to Canada detracted. An overweight in technology detracted as well.

During the 12-month period, security selection in the consumer-discretionary sector contributed. An underweight in health care detracted. Country-wise, an overweight to Israel contributed, while an underweight to France detracted.

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The Fund utilized derivatives in the form of currency forwards for hedging purposes, which added to absolute performance for both periods, and futures for investment purposes, which detracted from performance for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended December 31, 2018, global equities declined. In the US, performance was strong early in the period amid robust corporate earnings and economic data, which sent some US stock indices to record highs. However, concerns about slowing global growth, rising interest rates and worsening trade tensions caused volatility to spike and equities to decline precipitously at the end of the period. Some US indices temporarily entered bear market territory, which is considered a 20% or more decline from their recent highs. Large-cap stocks outperformed small-cap stocks, but performance was mixed from a style perspective. In Europe, Italy’s budget disputes with its European Union partners weighed on performance, as did unresolved and ongoing Brexit negotiations. A dramatic decline in the price of oil in the fourth quarter caused a wide dispersion in performance among emerging-market countries, with oil-importing countries benefiting and oil-exporting countries underperforming.

The Fund’s Senior Investment Management Team (the “Team”) continues to be aware of the valuations of the most stable companies in the investable universe. The Fund is positioned in such a way as to avoid the most expensive companies based on price to free cash flow, while at the same time aiming to provide downside protection in case of a sell-off. The Team is careful to avoid companies suffering from technological disruptions and changes in consumer preference. The Team continues to uncover what it believes are attractive opportunities with below-market volatility, and looks for a diverse set of opportunities in companies with strong capital stewardship and business models with solid recurring revenues even in cyclical industries, and in companies benefiting from favorable regulations.

INVESTMENT POLICIES

The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in common stocks of non-US companies, and in companies in at least three countries other than the United States.

The Fund will invest in companies that are determined by the Adviser to offer favorable long-term sustainable profitability, price stability, and attractive valuations. The Adviser will employ an integrated approach that combines both fundamental and quantitative research to identify attractive investment opportunities. Factors that the Adviser will consider

(continued on next page)

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 3

in this regard will include: a company’s record and projections of profitability, accuracy and availability of information with respect to the company, success and experience of management, competitive advantage, low stock price volatility and liquidity of the company’s securities. The Adviser will compare these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser will weigh economic, political and market factors in making investment decisions. The Adviser will seek to manage the Fund so that it is subject to less share price volatility than many other international mutual funds, although there can be no guarantee that the Adviser will be successful in this regard.

The Fund will primarily invest in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $1.5 billion or more. The Fund’s holdings of non-US companies will generally include some companies located in emerging markets.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. The Adviser may adjust the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, primarily in an effort to minimize the currency risk to which the Fund is subject. However, the Adviser is not required to use such derivatives.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI EAFE Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EAFE Index (net, free float-adjusted market capitalization weighted) represents the equity market performance of developed markets, excluding the US and Canada. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial-services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-9.03%	-12.87%

Since Inception[1]	3.05%	1.76%

CLASS C SHARES

1 Year	-9.72%	-10.61%

Since Inception[1]	2.27%	2.27%

ADVISOR CLASS SHARES[2]

1 Year	-8.79%	-8.79%

Since Inception[1]	3.29%	3.29%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 1.94%, 2.69% and 1.66% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 1.20%, 1.95% and 0.95% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before October 31, 2019. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s total annual operating expenses to exceed the expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 7/29/2015.

2

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-12.87%

Since Inception[1]	1.76%

CLASS C SHARES

1 Year	-10.61%

Since Inception[1]	2.27%

ADVISOR CLASS SHARES[2]

1 Year	-8.79%

Since Inception[1]	3.29%

1	Inception date: 7/29/2015.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$891.50	$5.72	1.20%
Hypothetical**	$1,000	$1,019.16	$6.11	1.20%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class C
Actual	$1,000	$888.40	$9.28	1.95%
Hypothetical**	$1,000	$1,015.38	$9.91	1.95%
Advisor Class
Actual	$1,000	$893.20	$4.53	0.95%
Hypothetical**	$1,000	$1,020.42	$4.84	0.95%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

December 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $91.3

1

All data are as of December 31, 2018. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.8% or less in the following countries: Denmark, Finland, Portugal, South Korea and United States.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO SUMMARY (continued)

December 31, 2018 (unaudited)

TEN LARGEST HOLDINGS1

Company	U.S. $ Value	Percent of Net Assets

Roche Holding AG	$2,774,789	3.0%

Nice Ltd.	2,134,001	2.3

HKT Trust & HKT Ltd. – Class SS	2,091,651	2.3

RELX PLC	2,090,600	2.3

Royal Dutch Shell PLC – Class B	1,904,800	2.1

Nippon Telegraph & Telephone Corp.	1,872,689	2.1

Oracle Corp. Japan	1,663,120	1.8

Novo Nordisk A/S – Class B	1,630,411	1.8

NN Group NV	1,615,789	1.8

Royal Bank of Canada	1,567,303	1.7

	$19,345,153	21.2%

1	Long-term investments.

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PORTFOLIO OF INVESTMENTS

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.7%
Financials – 22.6%
Banks – 12.4%
Bank Leumi Le-Israel BM	117,940	$712,949
BOC Hong Kong Holdings Ltd.	86,500	321,064
DBS Group Holdings Ltd.	72,400	1,259,025
DNB ASA	53,900	865,185
Hang Seng Bank Ltd.	46,100	1,032,698
Mitsubishi UFJ Financial Group, Inc.	177,800	872,581
Oversea-Chinese Banking Corp., Ltd.	66,663	551,409
Royal Bank of Canada	22,899	1,567,303
Seven Bank Ltd.	331,700	946,887
Sumitomo Mitsui Financial Group, Inc.	22,600	745,011
Toronto-Dominion Bank (The)	29,290	1,455,918
Westpac Banking Corp.	56,670	1,001,353

		11,331,383

Capital Markets – 2.9%
Euronext NV(a)	12,591	725,462
Partners Group Holding AG	1,713	1,042,098
Singapore Exchange Ltd.	161,600	846,915

		2,614,475

Diversified Financial Services – 1.0%
ORIX Corp.	65,000	949,775

Insurance – 6.3%
Admiral Group PLC	40,780	1,064,101
Allianz SE (REG)	3,120	626,981
Direct Line Insurance Group PLC	167,190	679,618
NN Group NV	40,640	1,615,789
Sampo Oyj – Class A	17,160	760,525
Swiss Re AG	10,750	989,004

		5,736,018

		20,631,651

Information Technology – 11.5%
IT Services – 3.4%
Amadeus IT Group SA – Class A	21,044	1,464,191
Capgemini SE	11,110	1,105,057
Otsuka Corp.	19,600	539,420

		3,108,668

Software – 7.5%
Check Point Software Technologies Ltd.(b)	12,773	1,311,148
Constellation Software, Inc./Canada	2,003	1,282,114
Nice Ltd.(b)	19,697	2,134,001
Oracle Corp. Japan	26,200	1,663,120
SAP SE	4,449	441,562

		6,831,945

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 0.6%
Samsung Electronics Co., Ltd.	16,580	$577,178

		10,517,791

Consumer Staples – 10.3%
Beverages – 0.6%
Diageo PLC	14,670	524,224

Food & Staples Retailing – 2.0%
Koninklijke Ahold Delhaize NV	52,100	1,316,161
Seven & i Holdings Co., Ltd.	12,900	560,571

		1,876,732

Food Products – 2.6%
Nestle SA (REG)	15,200	1,233,674
Salmar ASA	23,831	1,181,989

		2,415,663

Personal Products – 1.5%
Unilever PLC	26,120	1,371,373

Tobacco – 3.6%
British American Tobacco PLC	37,851	1,204,382
Imperial Brands PLC	27,990	849,545
Philip Morris International, Inc.	17,950	1,198,342

		3,252,269

		9,440,261

Industrials – 9.9%
Aerospace & Defense – 0.8%
BAE Systems PLC	128,870	753,742

Airlines – 1.3%
Qantas Airways Ltd.	301,870	1,231,487

Construction & Engineering – 1.4%
Taisei Corp.	28,800	1,233,458

Professional Services – 5.8%
Experian PLC	39,170	949,556
Intertek Group PLC	12,020	735,659
RELX PLC	101,385	2,090,600
Wolters Kluwer NV	25,594	1,505,111

		5,280,926

Road & Rail – 0.6%
East Japan Railway Co.	6,300	556,354

		9,055,967

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 8.9%
Pharmaceuticals – 8.9%
Astellas Pharma, Inc.	91,800	$1,172,895
GlaxoSmithKline PLC	35,200	670,842
H Lundbeck A/S	16,990	747,779
Novo Nordisk A/S – Class B	35,500	1,630,411
Roche Holding AG	11,177	2,774,789
Sanofi	12,670	1,099,122

		8,095,838

Communication Services – 7.6%
Diversified Telecommunication Services – 5.1%
HKT Trust & HKT Ltd. – Class SS	1,452,000	2,091,651
Nippon Telegraph & Telephone Corp.	45,900	1,872,689
TELUS Corp.	19,020	630,424

		4,594,764

Entertainment – 1.0%
CTS Eventim AG & Co. KGaA	6,214	232,054
Daiichikosho Co., Ltd.	14,700	698,717

		930,771

Interactive Media & Services – 0.7%
Kakaku.com, Inc.	35,400	626,182

Media – 0.8%
Quebecor, Inc. – Class B	35,764	752,899

		6,904,616

Consumer Discretionary – 6.9%
Hotels, Restaurants & Leisure – 2.3%
Aristocrat Leisure Ltd.	75,074	1,155,674
Compass Group PLC	42,860	901,982

		2,057,656

Household Durables – 2.3%
Auto Trader Group PLC(a)	177,280	1,028,826
Nikon Corp.	73,100	1,088,833

		2,117,659

Internet & Direct Marketing Retail – 0.3%
Moneysupermarket.com Group PLC	79,492	279,094

Leisure Products – 1.4%
Bandai Namco Holdings, Inc.	29,300	1,315,548

Multiline Retail – 0.6%
Wesfarmers Ltd.	24,420	554,790

		6,324,747

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Energy – 5.6%
Oil, Gas & Consumable Fuels – 5.6%
Caltex Australia Ltd.	29,530	$529,808
Equinor ASA	27,520	583,758
Repsol SA	25,830	415,270
Royal Dutch Shell PLC – Class B	63,711	1,904,800
Showa Shell Sekiyu KK	60,600	839,562
TOTAL SA	15,282	806,051

		5,079,249

Real Estate – 4.3%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Merlin Properties Socimi SA	59,789	738,595
Nippon Building Fund, Inc.	216	1,360,115
Nippon Prologis REIT, Inc.	311	656,357

		2,755,067

Real Estate Management & Development – 1.3%
Vonovia SE	25,220	1,136,891

		3,891,958

Utilities – 2.6%
Electric Utilities – 1.8%
EDP – Energias de Portugal SA	305,350	1,068,202
Kansai Electric Power Co., Inc. (The)	37,800	566,876

		1,635,078

Gas Utilities – 0.8%
Tokyo Gas Co., Ltd.	31,100	786,586

		2,421,664

Materials – 2.5%
Chemicals – 1.4%
Covestro AG(a)	11,815	585,132
Victrex PLC	25,090	732,169

		1,317,301

Metals & Mining – 1.1%
Northern Star Resources Ltd.	146,350	955,309

		2,272,610

Total Common Stocks (cost $87,033,612)		84,636,352

RIGHTS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Repsol SA, expiring 1/09/19(b) (cost $11,875)	25,830	11,838

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(c)(d)(e) (cost $1,398,404)	1,398,404	$1,398,404

Total Investments – 94.2% (cost $88,443,891)		86,046,594
Other assets less liabilities – 5.8%		5,278,164

Net Assets – 100.0%		$91,324,758

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	29	March 2019	USD	1	$2,553,007	$2,485,143	$(67,864)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	4,681	USD	3,599	1/17/19	$168,994
Bank of America, NA	USD	1,449	SEK	12,866	1/17/19	4,493
Barclays Bank PLC	HKD	4,219	USD	539	1/17/19	173
Barclays Bank PLC	ILS	10,465	USD	2,902	1/17/19	100,228
Barclays Bank PLC	SGD	1,164	USD	846	1/17/19	(8,180)
Barclays Bank PLC	USD	1,176	CHF	1,155	1/17/19	728
Barclays Bank PLC	USD	3,266	JPY	363,726	1/17/19	56,650
Barclays Bank PLC	KRW	524,987	USD	468	2/20/19	(4,391)
Brown Brothers Harriman & Co.	AUD	673	USD	488	1/17/19	14,023
Brown Brothers Harriman & Co.	CAD	1,287	USD	986	1/17/19	43,293
Brown Brothers Harriman & Co.	CHF	549	USD	556	1/17/19	(3,432)
Brown Brothers Harriman & Co.	EUR	1,128	USD	1,301	1/17/19	7,287
Brown Brothers Harriman & Co.	EUR	1,236	USD	1,412	1/17/19	(6,013)
Brown Brothers Harriman & Co.	GBP	2,329	USD	3,040	1/17/19	68,836
Brown Brothers Harriman & Co.	HKD	4,590	USD	587	1/17/19	776
Brown Brothers Harriman & Co.	ILS	3,332	USD	907	1/17/19	14,629
Brown Brothers Harriman & Co.	JPY	355,199	USD	3,179	1/17/19	(65,150)
Brown Brothers Harriman & Co.	NOK	7,663	USD	919	1/17/19	32,597
Brown Brothers Harriman & Co.	SEK	1,379	USD	151	1/17/19	(4,449)
Brown Brothers Harriman & Co.	SGD	276	USD	203	1/17/19	52
Brown Brothers Harriman & Co.	SGD	517	USD	377	1/17/19	(2,359)
Brown Brothers Harriman & Co.	USD	479	AUD	673	1/17/19	(4,739)
Brown Brothers Harriman & Co.	USD	460	CAD	603	1/17/19	(18,056)
Brown Brothers Harriman & Co.	USD	179	CHF	178	1/17/19	2,676
Brown Brothers Harriman & Co.	USD	3,147	EUR	2,753	1/17/19	10,984

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PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	1,242	EUR	1,075	1/17/19	$(8,903)
Brown Brothers Harriman & Co.	USD	325	GBP	257	1/17/19	2,410
Brown Brothers Harriman & Co.	USD	1,507	GBP	1,158	1/17/19	(29,878)
Brown Brothers Harriman & Co.	USD	583	HKD	4,568	1/17/19	197
Brown Brothers Harriman & Co.	USD	2,670	JPY	299,287	1/17/19	64,172
Brown Brothers Harriman & Co.	USD	426	NOK	3,735	1/17/19	5,796
Brown Brothers Harriman & Co.	USD	147	SEK	1,317	1/17/19	2,054
Brown Brothers Harriman & Co.	USD	493	SEK	4,343	1/17/19	(2,067)
Brown Brothers Harriman & Co.	USD	235	SGD	323	1/17/19	1,607
Brown Brothers Harriman & Co.	AUD	825	USD	582	4/16/19	206
Brown Brothers Harriman & Co.	CAD	1,119	USD	823	4/16/19	1,794
Brown Brothers Harriman & Co.	SGD	281	USD	207	4/16/19	(25)
Brown Brothers Harriman & Co.	USD	976	AUD	1,362	4/16/19	(15,184)
Brown Brothers Harriman & Co.	USD	652	EUR	566	4/16/19	1,811
Brown Brothers Harriman & Co.	USD	395	JPY	43,809	4/16/19	8,525
Brown Brothers Harriman & Co.	USD	217	SEK	1,935	4/16/19	3,373
Deutsche Bank AG	ILS	2,046	USD	551	1/17/19	3,068
Deutsche Bank AG	USD	576	GBP	455	1/17/19	4,572
Goldman Sachs Bank USA	GBP	519	USD	680	1/17/19	18,069
Goldman Sachs Bank USA	USD	738	GBP	582	1/17/19	4,107
Goldman Sachs Bank USA	USD	565	NOK	4,700	1/17/19	(20,580)
JPMorgan Chase Bank, NA	USD	1,034	GBP	817	1/17/19	7,929
JPMorgan Chase Bank, NA	USD	702	ILS	2,587	1/17/19	(9,472)
JPMorgan Chase Bank, NA	USD	1,072	JPY	120,292	1/17/19	26,760
JPMorgan Chase Bank, NA	USD	520	EUR	453	4/16/19	3,406
Royal Bank of Scotland PLC	GBP	421	USD	560	1/17/19	22,854
Royal Bank of Scotland PLC	JPY	302,999	USD	2,727	1/17/19	(40,854)
Royal Bank of Scotland PLC	NOK	12,407	USD	1,523	1/17/19	86,721
Royal Bank of Scotland PLC	USD	6,350	EUR	5,449	1/17/19	(99,604)
Royal Bank of Scotland PLC	CAD	1,047	USD	775	4/16/19	6,689

						$459,203

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate market value of these securities amounted to $2,339,420 or 2.6% of net assets.

(b)	Non-income producing security.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

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PORTFOLIO OF INVESTMENTS (continued)

Glossary:

EAFE – Europe, Australia, and Far East

MSCI – Morgan Stanley Capital International

REG – Registered Shares

See notes to financial statements.

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 19

STATEMENT OF ASSETS & LIABILITIES

December 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $87,045,487)	$84,648,190
Affiliated issuers (cost $1,398,404)	1,398,404
Cash collateral due from broker	143,550
Foreign currencies, at value (cost $838,853)	842,178
Receivable for capital stock sold	4,829,756
Receivable for investment securities sold and foreign currency transactions	1,413,848
Unrealized appreciation on forward currency exchange contracts	802,539
Unaffiliated dividends receivable	224,059
Receivable from Adviser	30,657
Affiliated dividends receivable	5,826

Total assets	94,339,007

Liabilities
Payable for investment securities purchased	2,459,492
Unrealized depreciation on forward currency exchange contracts	343,336
Payable for capital stock redeemed	66,083
Transfer Agent fee payable	3,024
Payable for variation margin on futures	1,897
Distribution fee payable	287
Directors’ fee payable	66
Due to Custodian	2
Accrued expenses and other liabilities	140,062

Total liabilities	3,014,249

Net Assets	$91,324,758

Composition of Net Assets
Capital stock, at par	$871
Additional paid-in capital	95,857,668
Accumulated loss	(4,533,781)

$91,324,758

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$969,092	92,630	$10.46	*

C	$145,918	14,014	$10.41

Advisor	$90,209,748	8,605,540	$10.48

*	The maximum offering price per share for Class A shares was $10.92, which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended December 31, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $37,986)	$869,211
Affiliated issuers	24,103
Securities lending income	2,261	$895,575

Expenses
Advisory fee (see Note B)	306,054
Transfer agency—Class A	92
Transfer agency—Class C	35
Transfer agency—Advisor Class	11,009
Distribution fee—Class A	826
Distribution fee—Class C	732
Custodian	82,743
Administrative	34,036
Audit and tax	32,608
Registration fees	28,920
Legal	20,882
Directors’ fees	12,486
Printing	5,999
Miscellaneous	26,368

Total expenses	562,790
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(174,662)

Net expenses		388,128

Net investment income		507,447

Realized and Unrealized (Loss) on Investment and Foreign Currency Transactions
Net realized (loss) on:
Investment transactions		(1,964,863)
Forward currency exchange contracts		(219,739)
Futures		(245,192)
Foreign currency transactions		(32,213)
Net change in unrealized appreciation/depreciation on:
Investments		(7,522,578)
Forward currency exchange contracts		538,855
Futures		(42,719)
Foreign currency denominated assets and liabilities		(588)

Net loss on investment and foreign currency transactions		(9,489,037)

Net Decrease in Net Assets from Operations		$(8,981,590)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$507,447	$1,189,788
Net realized gain (loss) on investment and foreign currency transactions	(2,462,007)	927,779
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(7,027,030)	2,556,685

Net increase (decrease) in net assets from operations	(8,981,590)	4,674,252
Distributions to Shareholders*
Class A	(17,655)	(2,938)
Class C	(3,261)	(893)
Advisor Class	(2,182,204)	(666,810)
Capital Stock Transactions
Net increase	25,458,021	37,476,915

Total increase	14,273,311	41,480,526
Net Assets
Beginning of period	77,051,447	35,570,921

End of period	$91,324,758	$77,051,447

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 29 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Strategic Core Portfolio (the “Fund”), a diversified portfolio. AB International Strategic Core Portfolio commenced operations on July 29, 2015. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original tern to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified

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NOTES TO FINANCIAL STATEMENTS (continued)

as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$3,023,221		$17,608,430		$	– 0	–	$20,631,651
Information Technology	2,593,262		7,924,529			– 0	–	10,517,791
Consumer Staples	1,198,342		8,241,919			– 0	–	9,440,261
Industrials	– 0	–	9,055,967			– 0	–	9,055,967
Health Care	– 0	–	8,095,838			– 0	–	8,095,838
Communication Services	1,383,323		5,521,293			– 0	–	6,904,616
Consumer Discretionary	– 0	–	6,324,747			– 0	–	6,324,747
Energy	– 0	–	5,079,249			– 0	–	5,079,249
Real Estate	– 0	–	3,891,958			– 0	–	3,891,958
Utilities	– 0	–	2,421,664			– 0	–	2,421,664
Materials	– 0	–	2,272,610			– 0	–	2,272,610
Rights	11,838		– 0	–		– 0	–	11,838
Short-Term Investments:
Investment Companies	1,398,404		– 0	–		– 0	–	1,398,404

Total Investments in Securities	9,608,390		76,438,204	†		– 0	–	86,046,594
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	802,539			– 0	–	802,539

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2	Level 3			Total
Liabilities
Futures	$	– 0	–	$(67,864)	$	– 0	–	$(67,864	)**
Forward Currency Exchange Contracts		– 0	–	(343,336)		– 0	–	(343,336)

Total^		$9,608,390		$76,829,543	$	– 0	–	$86,437,933

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

**

Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

^	An amount of $879,458 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

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NOTES TO FINANCIAL STATEMENTS (continued)

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation on foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund) and has concluded that no provision for income tax is required in the Fund’s financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust/Fund/Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess of $2.5 billion up to $5 billion and .60% of the excess over $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.20%, 1.95% and .95% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. For the six months ended December 31, 2018 the reimbursements/waivers amounted to $139,291. The Expense Caps may not be terminated by the Adviser before October 31, 2019. Any fees waived and expenses borne by the Adviser through February 16, 2017 are subject to repayment by the Fund until the

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NOTES TO FINANCIAL STATEMENTS (continued)

end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers/expenses borne that are subject to repayment amount to $309,933 for the period ended June 30, 2016 and $194,037 for the period ended June 30, 2017. In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the Expense Caps’ net fee percentages set forth above.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, AXA held approximately 72.2% of the outstanding common stock of AXA Equitable as of September 30, 2018. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018 for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the

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NOTES TO FINANCIAL STATEMENTS (continued)

first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the December 11, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements for the fund.

On November 20, 2018, AXA completed a public offering of 60,000,000 shares of AXA Equitable’s common stock and simultaneously sold 30,000,000 of such shares to AXA Equitable pursuant to a separate agreement with it. As a result AXA currently owns approximately 59.2% of the shares of common stock of AXA Equitable.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2018, the Adviser voluntarily agreed to waive such fees in the amount of $34,036.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $8,970 for the six months ended December 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $173 from the sale of Class A shares and received $0 and $188 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government

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NOTES TO FINANCIAL STATEMENTS (continued)

Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $1,290.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2018 is as follows:

Fund	Market Value 06/30/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)		Dividend Income (000)
Government Money Market Portfolio	$600		$26,375	$25,577	$1,398		$23
Government Money Market Portfolio*	– 0	–	2,591	2,591	– 0	–	1

Total					$1,398		$24

*	Investment of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended December 31, 2018 amounted to $44,321, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co., LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $454 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$51,726,976		$32,890,979
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts) are as follows:

Gross unrealized appreciation	$4,183,138
Gross unrealized depreciation	(6,189,096)

Net unrealized depreciation	$(2,005,958)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended December 31, 2018, the Fund held forward currency exchange contracts for hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its fund against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the future. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended December 31, 2018, the Fund held futures for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC

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NOTES TO FINANCIAL STATEMENTS (continued)

derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended December 31, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$802,539	Unrealized depreciation on forward currency exchange contracts	$343,336

Equity contracts			Receivable/ Payable for variation margin on futures	67,864	*

Total		$802,539		$411,200

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	$(219,739)	$538,855

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(245,192)	(42,719)

Total		$(464,931)	$496,136

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2018:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$23,572,752
Average principal amount of sale contracts	$22,927,666
Futures:
Average original value of buy contracts	$2,302,766

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Bank of America, NA.	$173,487	$	– 0	–	$	– 0	–	$	– 0	–	$173,487
Barclays Bank PLC	157,779		(12,571)			– 0	–		– 0	–	145,208
Brown Brothers Harriman & Co.	287,098		(160,255)			– 0	–		– 0	–	126,843
Deutsche Bank AG	7,640		– 0	–		– 0	–		– 0	–	7,640

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Goldman Sachs Bank USA/Goldman Sachs International.	$22,176	$(20,580)	$	– 0	–	$	– 0	–	$1,596
JPMorgan Chase Bank, NA	38,095	(9,472)		– 0	–		– 0	–	28,623
Royal Bank of Scotland PLC	116,264	(116,264)		– 0	–		– 0	–	– 0	–

Total	$802,539	$(319,142)	$	– 0	–	$	– 0	–	$483,397	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$12,571	$(12,571)	$	– 0	–	$	– 0	–	$ – 0	–
Brown Brothers Harriman & Co.	160,255	(160,255)		– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International.	20,580	(20,580)		– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	9,472	(9,472)		– 0	–		– 0	–	– 0	–
Royal Bank of Scotland PLC	140,458	(116,264)		– 0	–		– 0	–	24,194

Total	$343,336	$(319,142)	$	– 0	–	$	– 0	–	$24,194	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net unrealized receivable/payable that would be due from/to the counterparty in the event of default or termination. The from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. A Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At December 31, 2018, the Fund had no securities on loan and had received no cash collateral. The Fund earned securities lending income of $2,261 and $750 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended December 31, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $45. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class A
Shares sold	57,639	17,768	$654,109	$215,948

Shares issued in reinvestment of dividends	1,564	233	16,506	2,715

Shares redeemed	(4,764)	(1,007)	(53,540)	(12,165)

Net increase	54,439	16,994	$617,075	$206,498

Class C
Shares sold	9,451	5,212	$109,933	$59,131

Shares issued in reinvestment of dividends	291	69	3,052	806

Shares redeemed	(5,637)	(1,004)	(63,385)	(12,000)

Net increase	4,105	4,277	$49,600	$47,937

Advisor Class
Shares sold	3,484,277	3,790,520	$39,038,860	$44,811,877

Shares issued in reinvestment of dividends	194,397	50,027	2,056,719	583,317

Shares redeemed	(1,411,692)	(690,393)	(16,304,233)	(8,172,714)

Net increase	2,266,982	3,150,154	$24,791,346	$37,222,480

NOTE G

Risks Involved in Investing in the Fund

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

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NOTES TO FINANCIAL STATEMENTS (continued)

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2018.

NOTE I

Tax Information

The tax character of distributions paid for the year ending June 30, 2019 will be determined at the end of the current fiscal year.

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NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal year ended June 30, 2018 and June 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$593,961	$107,576
Net long-term capital gains	76,680	– 0	–

Total taxable distributions paid	$670,641	$107,576

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,412,548
Accumulated capital and other losses	500,837
Unrealized appreciation/(depreciation)	4,737,544	(a)

Total accumulated earnings/(deficit)	$6,650,929

(a)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2018 the Fund did not have any capital loss carryforwards.

NOTE J

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting

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NOTES TO FINANCIAL STATEMENTS (continued)

period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	July 29, 2015(a) to June 30, 2016
2018	2017

Net asset value, beginning of period	$ 12.04	$ 11.04	$ 9.79	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.06	.20	.22	.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.36)	.93	1.11	(.35)

Net increase (decrease) in net asset value from operations	(1.30)	1.13	1.33	(.09)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.07)	(.08)	(.12)

Distributions from net realized gain on investment and foreign currency transactions	(.12)	(.06)	– 0	–	– 0	–

Total dividends and distributions	(.28)	(.13)	(.08)	(.12)

Net asset value, end of period	$ 10.46	$ 12.04	$ 11.04	$ 9.79

Total Return

Total investment return based on net asset value(d)	(10.85)%	10.25%	13.72%	(.84)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$969	$460	$234	$57

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.20	%(f)	1.19%	1.19%	1.20	%(f)

Expenses, before waivers/reimbursements(e)†	1.63	%(f)	1.93%	5.13%	23.67	%(f)

Net investment income(c)	1.00	%(f)	1.71%	2.15%	2.87	%(f)

Portfolio turnover rate	42%	53%	64%	52%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.01%	.01%	.00%

See footnote summary on page 46.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30,			July 29, 2015(a) to June 30, 2016
			2018	2017

Net asset value, beginning of period	$ 11.95		$ 11.01	$ 9.75		$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.01		.10	.19		.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.34)		.93	1.07		(.28)

Net increase (decrease) in net asset value from operations	(1.33)		1.03	1.26		(.16)

Less: Dividends and Distributions

Dividends from net investment income	(.09)		(.03)	– 0	–	(.09)

Distributions from net realized gain on investment and foreign currency transactions	(.12)		(.06)	– 0	–	– 0	–

Total dividends and distributions	(.21)		(.09)	– 0	–	(.09)

Net asset value, end of period	$ 10.41		$ 11.95	$ 11.01		$ 9.75

Total Return

Total investment return based on net asset value(d)	(11.16)%		9.34%	12.92%		(1.55)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$146		$118	$62		$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.95	%(f)	1.94%	1.94%		1.95	%(f)

Expenses, before waivers/reimbursements(e)†	2.40	%(f)	2.68%	5.70%		15.57	%(f)

Net investment income(c)	.22	%(f)	.88%	1.80%		1.31	%(f)

Portfolio turnover rate	42%		53%	64%		52%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.01%	.01%		.00%

See footnote summary on page 46.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,	July 29, 2015(a) to June 30, 2016
2018	2017

Net asset value, beginning of period	$ 12.06	$ 11.06	$ 9.80	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.07	.25	.27	.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.35)	.90	1.08	(.28)

Net increase (decrease) in net asset value from operations	(1.28)	1.15	1.35	(.07)

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.09)	(.09)	(.13)

Distributions from net realized gain on investment and foreign currency transactions	(.12)	(.06)	– 0	–	– 0	–

Total dividends and distributions	(.30)	(.15)	(.09)	(.13)

Net asset value, end of period	$ 10.48	$ 12.06	$ 11.06	$ 9.80

Total Return

Total investment return based on net asset value(d)	(10.68)%	10.45%	13.98%	(.63)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$90,210	$76,473	$35,275	$2,932

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	.95	%(f)	.94%	.94%	.95	%(f)

Expenses, before waivers/reimbursements(e)†	1.38	%(f)	1.65%	4.37%	14.60	%(f)

Net investment income(c)	1.25	%(f)	2.12%	2.60%	2.32	%(f)

Portfolio turnover rate	42%	53%	64%	52%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.01%	.01%	.00%
See footnote summary on page 46.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net expenses waived/reimbursed by the Adviser

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended June 30, 2018 and June 30, 2017 such waiver amounted to 0.01% and 0.01%, respectively.

(f)	Annualized.

(g)	Amount is less than 0.005%.

See notes to financial statements.

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RESULTS OF STOCKHOLDER MEETING

(unaudited)

A Special Meeting of Stockholders of the AB Cap Fund, Inc. (the “Company”)—AB International Strategic Core Portfolio (the “Fund”) was held on October 11, 2018 and adjourned until December 11, 2018. A description of the proposals and number of shares voted at the Meeting are as follows (the proposal number shown below corresponds to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Directors for the Company, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Director:	Voted For:	Authority Withheld:
Michael J. Downey	215,536,553	1,474,295
William H. Foulk, Jr.*	215,369,140	1,641,708
Nancy P. Jacklin	215,599,334	1,411,513
Robert M. Keith	215,547,510	1,463,337
Carol C. McMullen	215,652,168	1,358,679
Gary L. Moody	215,553,805	1,457,043
Marshall C. Turner, Jr.	215,527,252	1,483,596
Earl D. Weiner	215,530,515	1,480,332

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For:	Voted Against:	Abstain:	Broker Non-Votes:
4,020,178	– 0 –	7,531	14,912

*	Mr. Foulk retired on December 31, 2018.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Kent W. Hargis(2), Vice President Sammy Suzuki(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund are made by its senior management team. Messrs. Hargis and Suzuki are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB International Strategic Core Portfolio (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at a meeting held on July 31-August 2, 2018 is set forth below.

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature

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and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

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the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

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affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

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(the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

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offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established

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methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Strategic Core Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory

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Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund

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will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The Adviser did not request any reimbursements from the Fund in the Fund’s latest fiscal year. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the

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Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among

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other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

60 | AB INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 61

NOTES

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NOTES

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 63

NOTES

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NOTES

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 65

NOTES

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NOTES

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 67

NOTES

68 | AB INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ISCP-0152-1218

DEC    12.31.18

SEMI-ANNUAL REPORT

AB SELECT US EQUITY PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Select US Equity Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 1

SEMI-ANNUAL REPORT

February 12, 2019

This report provides management’s discussion of fund performance for AB Select US Equity Portfolio for the semi-annual reporting period ended December 31, 2018.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	6 Months	12 Months

AB SELECT US EQUITY PORTFOLIO[1]

Class A Shares	-6.96%	-5.02%

Class C Shares	-7.31%	-5.69%

Advisor Class Shares[2]	-6.89%	-4.78%

Class R Shares[2]	-7.11%	-5.24%

Class K Shares[2]	-7.04%	-5.07%

Class I Shares[2]	-6.83%	-4.75%

S&P 500 Index	-6.85%	-4.38%

1

Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended December 31, 2018, by 0.00% and 0.02%, respectively.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, for the six- and 12-month periods ended December 31, 2018.

During the six-month period, all share classes except Class I underperformed the benchmark, before sales charges. Security selection within the energy, consumer-staples and consumer-discretionary sectors detracted, relative to the benchmark, while strong security selection within the financials, utilities and communication-services sectors contributed. From a sector selection perspective, the Fund’s underweight to consumer staples, real estate and overweight to industrials detracted, while the Fund’s underweight to technology and energy, as well as its cash position, contributed.

During the 12-month period, all share classes underperformed the benchmark, before sales charges. Security selection within the consumer-discretionary, energy and consumer-staples sectors detracted, while strong

2 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

security selection within the financials, health care and utilities sectors contributed. From a sector selection perspective, the Fund’s overweight to industrials, real estate and financials detracted, while the Fund’s cash position, overweight to utilities and underweight to technology contributed.

The Fund utilized derivatives in the form of total return swaps for investment purposes, which detracted for the six-month period, and added for the 12-month period, in absolute terms.

MARKET REVIEW AND INVESTMENT STRATEGY

At the beginning of the 12-month period ended December 31, 2018, stocks performed strongly, before concerns about higher inflation and interest rates led to a sharp market correction. Throughout the 12-month period, other issues were prominent, including tariffs and protectionism, slowing global growth, government regulation of technology companies, a flattening yield curve, a stronger US dollar and a more aggressive US Federal Reserve (the “Fed”). However, investors also saw many positives, including strong earnings, booming dividends and stock buybacks, along with reasonable valuations.

Stocks generated their strongest quarterly returns since 2013 in the first half of the six-month period, driven by gains in health care, industrials and technology stocks. However, during the fourth quarter of 2018, markets reversed course, falling sharply as investor concerns around slowing economic growth, Fed policy tightening, continued US-China trade tensions, and growing political instability in the US led to a sharp market correction. US equities ultimately ended the 12-month period lower, as the S&P 500 Index declined 4.38%.

The Fund’s Senior Investment Management Team (the “Team”) continues to seek attractive risk-adjusted returns from a flexible approach unconstrained by investment style, with an intense focus on downside risk. The Team uses bottom-up analysis to find companies with growth potential, adjusting expectations based on the short-term market environment.

INVESTMENT POLICIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of US companies. For purposes of this requirement, equity securities include common stock, preferred stock and derivatives related to common and preferred stocks.

The Adviser selects investments for the Fund through an intensive “bottom-up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and operating in industries with high barriers to entry, that have

(continued on next page)

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 3

strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of shareholder-focused changes discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund. The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.

The Fund’s investments will be focused on securities of companies with large- and medium-market capitalizations, but it may also invest in securities of small-capitalization companies. The Fund may invest in non-US companies, but will limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings and expects to do so on a regular basis.

4 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P 500® Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial-services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-5.02%	-9.08%

5 Years	7.67%	6.73%

Since Inception[1]	12.18%	11.50%

CLASS C SHARES

1 Year	-5.69%	-6.53%

5 Years	6.88%	6.88%

Since Inception[1]	11.37%	11.37%

ADVISOR CLASS SHARES[2]

1 Year	-4.78%	-4.78%

5 Years	7.96%	7.96%

Since Inception[1]	12.48%	12.48%

CLASS R SHARES[2]

1 Year	-5.24%	-5.24%

5 Years	7.38%	7.38%

Since Inception[1]	11.89%	11.89%

CLASS K SHARES[2]

1 Year	-5.07%	-5.07%

5 Years	7.59%	7.59%

Since Inception[1]	12.11%	12.11%

CLASS I SHARES[2]

1 Year	-4.75%	-4.75%

5 Years	7.97%	7.97%

Since Inception[1]	12.48%	12.48%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.48%, 2.23%, 1.23%, 1.78%, 1.65% and 1.24% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios to 1.47%, 2.23%, 1.22%, 1.78%, 1.56% and 1.23% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated prior to October 31, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/8/2011.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 7

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-9.08%

5 Years	6.73%

Since Inception[1]	11.50%

CLASS C SHARES

1 Year	-6.53%

5 Years	6.88%

Since Inception[1]	11.37%

ADVISOR CLASS SHARES[2]

1 Year	-4.78%

5 Years	7.96%

Since Inception[1]	12.48%

CLASS R SHARES[2]

1 Year	-5.24%

5 Years	7.38%

Since Inception[1]	11.89%

CLASS K SHARES[2]

1 Year	-5.07%

5 Years	7.59%

Since Inception[1]	12.11%

CLASS I SHARES[2]

1 Year	-4.75%

5 Years	7.97%

Since Inception[1]	12.48%

1	Inception date: 12/8/2011.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

8 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 9

EXPENSE EXAMPLE (continued)

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$930.40	$7.20	1.48%	$7.25	1.49%
Hypothetical**	$1,000	$1,017.74	$7.53	1.48%	$7.58	1.49%
Class C
Actual	$1,000	$926.90	$10.83	2.23%	$10.88	2.24%
Hypothetical**	$1,000	$1,013.96	$11.32	2.23%	$11.37	2.24%
Advisor Class
Actual	$1,000	$931.10	$5.99	1.23%	$6.04	1.24%
Hypothetical**	$1,000	$1,019.00	$6.26	1.23%	$6.31	1.24%
Class R
Actual	$1,000	$928.90	$8.56	1.76%	$8.61	1.77%
Hypothetical**	$1,000	$1,016.33	$8.94	1.76%	$9.00	1.77%
Class K
Actual	$1,000	$929.60	$7.54	1.55%	$7.59	1.56%
Hypothetical**	$1,000	$1,017.39	$7.88	1.55%	$7.93	1.56%
Class I
Actual	$1,000	$931.70	$5.94	1.22%	$5.99	1.23%
Hypothetical**	$1,000	$1,019.06	$6.21	1.22%	$6.26	1.23%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

10 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

PORTFOLIO SUMMARY

December 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $208.3

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Berkshire Hathaway, Inc. – Class B	$8,646,411	4.2%

Microsoft Corp.	8,521,520	4.1

Alphabet, Inc. – Class C	8,193,746	3.9

Honeywell International, Inc.	6,715,131	3.2

Northrop Grumman Corp.	6,640,953	3.2

NextEra Energy, Inc.	6,125,938	3.0

Home Depot, Inc. (The)	6,118,510	2.9

Apple, Inc.	6,096,651	2.9

Johnson & Johnson	4,983,137	2.4

Cisco Systems, Inc.	4,801,917	2.3

	$66,843,914	32.1%

1	All data are as of December 31, 2018. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.3%
Health Care – 16.4%
Health Care Equipment & Supplies – 5.3%
Abbott Laboratories	55,475	$4,012,507
Boston Scientific Corp.(a)	95,252	3,366,206
Medtronic PLC	40,713	3,703,254

		11,081,967

Health Care Providers & Services – 4.3%
Cigna Corp.	17,775	3,375,828
Humana, Inc.	5,997	1,718,021
UnitedHealth Group, Inc.	15,393	3,834,704

		8,928,553

Pharmaceuticals – 6.8%
Allergan PLC	5,296	707,863
Johnson & Johnson	38,614	4,983,137
Merck & Co., Inc.	52,402	4,004,037
Pfizer, Inc.	48,041	2,096,989
Zoetis, Inc.	27,824	2,380,065

		14,172,091

		34,182,611

Communication Services – 15.3%
Diversified Telecommunication Services – 3.3%
AT&T, Inc.	132,822	3,790,740
Verizon Communications, Inc.	55,134	3,099,633

		6,890,373

Entertainment – 4.2%
Take-Two Interactive Software, Inc.(a)	17,338	1,784,774
Vivendi SA	143,951	3,488,986
Walt Disney Co. (The)	30,945	3,393,119

		8,666,879

Interactive Media & Services – 5.0%
Alphabet, Inc. – Class C(a)	7,912	8,193,746
Facebook, Inc. – Class A(a)	16,355	2,143,977

		10,337,723

Media – 2.8%
Comcast Corp. – Class A	103,827	3,535,309
Liberty Media Corp.-Liberty SiriusXM – Class A(a)	28,827	1,060,834
New York Times Co. (The) – Class A	57,133	1,273,495

		5,869,638

		31,764,613

Information Technology – 14.2%
Communications Equipment – 2.3%
Cisco Systems, Inc.	110,822	4,801,917

12 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

IT Services – 2.3%
PayPal Holdings, Inc.(a)	16,219	$1,363,856
Visa, Inc. – Class A	25,978	3,427,537

		4,791,393

Semiconductors & Semiconductor Equipment – 2.0%
NVIDIA Corp.	6,544	873,624
QUALCOMM, Inc.	59,346	3,377,381

		4,251,005

Software – 4.7%
Microsoft Corp.	83,898	8,521,520
VMware, Inc. – Class A	8,421	1,154,772

		9,676,292

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	38,650	6,096,651

		29,617,258

Financials – 13.3%
Banks – 8.3%
Bank of America Corp.	187,398	4,617,487
JPMorgan Chase & Co.	41,248	4,026,630
SunTrust Banks, Inc.	44,957	2,267,631
US Bancorp	77,970	3,563,229
Wells Fargo & Co.	62,821	2,894,791

		17,369,768

Diversified Financial Services – 4.1%
Berkshire Hathaway, Inc. – Class B(a)	42,347	8,646,411

Insurance – 0.9%
Progressive Corp. (The)	29,489	1,779,071

		27,795,250

Industrials – 11.3%
Aerospace & Defense – 5.5%
Boeing Co. (The)	5,560	1,793,100
Northrop Grumman Corp.	27,117	6,640,953
United Technologies Corp.	29,032	3,091,328

		11,525,381

Airlines – 0.8%
Delta Air Lines, Inc.	34,298	1,711,470

Construction & Engineering – 0.9%
Jacobs Engineering Group, Inc.	31,874	1,863,354

Industrial Conglomerates – 3.2%
Honeywell International, Inc.	50,826	6,715,131

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Road & Rail – 0.9%
Norfolk Southern Corp.	12,039	$1,800,312

		23,615,648

Consumer Discretionary – 8.7%
Hotels, Restaurants & Leisure – 2.1%
McDonald’s Corp.	10,041	1,782,981
Starbucks Corp.	39,088	2,517,267

		4,300,248

Household Durables – 0.6%
Lennar Corp. – Class A	31,797	1,244,852

Internet & Direct Marketing Retail – 3.1%
Amazon.com, Inc.(a)	2,853	4,285,121
Booking Holdings, Inc.(a)	1,246	2,146,135

		6,431,256

Specialty Retail – 2.9%
Home Depot, Inc. (The)	35,610	6,118,510

		18,094,866

Consumer Staples – 5.2%
Beverages – 0.5%
Constellation Brands, Inc. – Class A	5,791	931,309

Food & Staples Retailing – 1.6%
Walmart, Inc.	35,727	3,327,970

Household Products – 1.2%
Procter & Gamble Co. (The)	27,625	2,539,290

Personal Products – 1.0%
Estee Lauder Cos., Inc. (The) – Class A	16,309	2,121,801

Tobacco – 0.9%
Altria Group, Inc.	36,387	1,797,154

		10,717,524

Energy – 4.2%
Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	37,006	4,025,883
EOG Resources, Inc.	20,884	1,821,293
Occidental Petroleum Corp.	31,015	1,903,701
Valero Energy Corp.	14,232	1,066,973

		8,817,850

Utilities – 4.1%
Electric Utilities – 2.9%
NextEra Energy, Inc.	35,243	6,125,938

Independent Power and Renewable Electricity Producers – 1.2%
NRG Energy, Inc.	61,641	2,440,984

		8,566,922

14 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 1.8%
Chemicals – 0.4%
DowDuPont, Inc.	14,685	$785,354

Containers & Packaging – 1.4%
Berry Global Group, Inc.(a)	64,244	3,053,517

		3,838,871

Real Estate – 0.8%
Equity Real Estate Investment Trusts (REITs) – 0.8%
Crown Castle International Corp.	14,792	1,606,855

Total Common Stocks (cost $168,532,801)		198,618,268

INVESTMENT COMPANIES – 1.0%
Funds and Investment Trusts – 1.0%
iShares Nasdaq Biotechnology ETF(b)(c) (cost $2,031,281)	22,520	2,171,603

PREFERRED STOCKS – 0.8%
Information Technology – 0.7%
Software – 0.7%
Lyft, Inc. – Series G 0.00%(a)(d)(e)(f)	25,539	1,269,799
Lyft, Inc. – Series H 0.00%(a)(d)(e)(f)	5,253	261,179

		1,530,978

Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) – Series D 0.00%(a)(d)(e)(f)	4,005	100,355

Total Preferred Stocks (cost $1,213,114)		1,631,333

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. — Government Money Market Portfolio — Class AB, 2.31%(c)(g)(h) (cost $3,565,583)	3,565,583	3,565,583

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Time Deposits – 0.1%
BBH Grand Cayman (0.57)%, 1/02/19	EUR	98		$112,652
0.37%, 1/02/19	GBP	0	*	5
0.84%, 1/02/19	CAD	5		3,773

Total Time Deposits (cost $116,055)				116,430

Total Short-Term Investments (cost $3,681,638)				3,682,013

Total Investments Before Security Lending Collateral for Securities Loaned – 98.9% (cost $175,458,834)				206,103,217

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. — Government Money Market Portfolio — Class AB, 2.31%(c)(g)(h) (cost $135,450)		135,450		135,450

Total Investments – 99.0% (cost $175,594,284)				206,238,667
Other assets less liabilities – 1.0%				2,094,027

Net Assets – 100.0%				$208,332,694

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services, LLC
KKR & Co. LP	10,778	FedFundEffective Plus 0.95%	Maturity	USD	314	3/06/19	$4,731.00
KKR & Co. LP	549	FedFundEffective Plus 0.95%	Maturity	USD	16	3/06/19	(46.00)
KKR & Co. LP	547	FedFundEffective Plus 0.95%	Maturity	USD	17	3/06/19	(700.00)
KKR & Co. LP	1,596	FedFundEffective Plus 0.95%	Maturity	USD	49	3/06/19	(1,478.00)
KKR & Co. LP	510	FedFundEffective Plus 0.95%	Maturity	USD	17	3/06/19	(1,689.00)
KKR & Co. LP	524	FedFundEffective Plus 0.95%	Maturity	USD	18	3/06/19	(2,197.00)
KKR & Co. LP	468	FedFundEffective Plus 0.95%	Maturity	USD	16	3/06/19	(2,211.00)

16 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
KKR & Co. LP	473	FedFundEffective Plus 0.95%	Maturity	USD	17	3/06/19	$(2,402.00)
KKR & Co. LP	1,034	FedFundEffective Plus 0.95%	Maturity	USD	35	3/06/19	(4,269.00)
KKR & Co. LP	1,551	FedFundEffective Plus 0.95%	Maturity	USD	51	3/06/19	(5,093.00)
KKR & Co. LP	960	FedFundEffective Plus 0.95%	Maturity	USD	34	3/06/19	(5,243.00)
KKR & Co. LP	1,626	FedFundEffective Plus 0.95%	Maturity	USD	55	3/06/19	(7,275.00)
KKR & Co. LP	1,968	FedFundEffective Plus 0.95%	Maturity	USD	70	3/06/19	(10,711.00)
KKR & Co. LP	2,644	FedFundEffective Plus 0.95%	Maturity	USD	93	3/06/19	(13,038.00)
KKR & Co. LP	1,935	FedFundEffective Plus 0.95%	Maturity	USD	75	3/06/19	(16,106.00)
KKR & Co. LP	2,508	FedFundEffective Plus 0.95%	Maturity	USD	97	3/06/19	(21,388.00)
KKR & Co. LP	2,865	FedFundEffective Plus 0.95%	Maturity	USD	111	3/06/19	(24,138.00)
KKR & Co. LP	3,170	FedFundEffective Plus 0.95%	Maturity	USD	122	3/06/19	(26,495.00)
KKR & Co. LP	3,631	FedFundEffective Minus 0.30%	Maturity	USD	138	3/06/19	(27,867.00)
KKR & Co. LP	4,585	FedFundEffective Plus 0.95%	Maturity	USD	180	3/06/19	(41,334.00)
KKR & Co. LP	4,932	FedFundEffective Plus 0.95%	Maturity	USD	194	3/06/19	(44,770.00)
KKR & Co. LP	6,557	FedFundEffective Plus 0.95%	Maturity	USD	253	3/06/19	(54,934.00)

							$(308,653)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Fair valued by the Adviser.

(f)	Illiquid security.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

Glossary:

ETF – Exchange Traded Fund

See notes to financial statements.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 17

STATEMENT OF ASSETS & LIABILITIES

December 31, 2018 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $171,893,251)	$202,537,634	(a)
Affiliated issuers (cost $3,701,033—including investment of cash collateral for securities loaned of $135,450)	3,701,033
Cash collateral due from broker	260,000
Receivable for investment securities sold	4,804,859
Receivable for capital stock sold	624,559
Unaffiliated dividends receivable	224,914
Affiliated dividends receivable	11,676
Unrealized appreciation on total return swaps	4,731

Total assets	212,169,406

Liabilities
Payable for investment securities purchased	1,777,322
Payable for capital stock redeemed	1,296,830
Unrealized depreciation on total return swaps	313,384
Advisory fee payable	172,695
Payable for collateral received on securities loaned	135,450
Administrative fee payable	20,719
Distribution fee payable	11,770
Transfer Agent fee payable	5,503
Due to Custodian	4,831
Directors’ fee payable	74
Accrued expenses and other liabilities	98,134

Total liabilities	3,836,712

Net Assets	$208,332,694

Composition of Net Assets
Capital stock, at par	$1,464
Additional paid-in capital	180,344,787
Distributable earnings	27,986,443

	$208,332,694

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,133,060	706,919	$14.33	*

C	$10,829,519	801,651	$13.51

Advisor	$158,106,055	11,060,746	$14.29

R	$14,387	1,029	$13.98

K	$1,198,456	84,669	$14.15

I	$28,051,217	1,983,971	$14.14

*	The maximum offering price per share for Class A shares was $14,97, which reflects a sales charge of 4.25%.

(a)	Includes securities on loan with a value of $135,002 (See Note E).

See notes to financial statements.

18 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2018 (unaudited)

Investment Income
Dividends Unaffiliated issuers	$2,196,704
Affiliated issuers	75,494
Interest	217	$2,272,415

Expenses
Advisory fee (see Note B)	1,237,244
Distribution fee—Class A	14,651
Distribution fee—Class C	64,872
Distribution fee—Class R	43
Distribution fee—Class K	3,199
Transfer agency—Class A	1,693
Transfer agency—Class C	2,015
Transfer agency—Advisor Class	26,746
Transfer agency—Class R	5
Transfer agency—Class K	2,559
Transfer agency—Class I	3,498
Custodian	71,416
Registration fees	42,852
Administrative	37,787
Audit and tax	25,746
Legal	20,862
Printing	12,902
Directors’ fees	12,494
Miscellaneous	29,101

Total expenses	1,609,685
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(6,026)

Net expenses		1,603,659

Net investment income		668,756

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		3,201,436
Swaps		548,614
Foreign currency transactions		(127)
Net change in unrealized appreciation/depreciation on:
Investments		(18,501,094)
Swaps		(791,652)

Net loss on investment and foreign currency transactions		(15,542,823)

Net Decrease in Net Assets from Operations		$(14,874,067)

See notes to financial statements.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$668,756	$1,362,917
Net realized gain on investment and foreign currency transactions	3,749,923	31,753,074
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(19,292,746)	7,476,294

Net increase (decrease) in net assets from operations	(14,874,067)	40,592,285
Distributions to Shareholders*
Class A	(1,107,493)	(1,231,547)
Class C	(1,286,653)	(1,357,932)
Advisor Class	(17,849,203)	(25,458,286)
Class R	(1,703)	(1,810)
Class K	(119,110)	(299,334)
Class I	(3,300,315)	(1,454,205)
Capital Stock Transactions
Net decrease	(6,511,351)	(37,178,855)

Total decrease	(45,049,895)	(26,389,684)
Net Assets
Beginning of period	253,382,589	279,772,273

End of period	$208,332,694	$253,382,589

*

The prior year’s amounts have been reclassified to conform with the current year’s presentation. See Note J, Recent Accounting Pronouncements, in the Notes to Financial Statements for more information.

See notes to financial statements.

20 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 29 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Equity Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1, and Class 2 shares. Class B, Class T, Class 1, and Class 2 shares are not currently being offered. As of December 31, 2018, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class R shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 21

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short- term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

22 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 23

NOTES TO FINANCIAL STATEMENTS (continued)

which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Health Care	$34,182,611		$	– 0	–	$	– 0	–	$34,182,611
Communication Services	28,275,627			3,488,986			– 0	–	31,764,613
Information Technology	29,617,258			– 0	–		– 0	–	29,617,258
Financials	27,795,250			– 0	–		– 0	–	27,795,250
Industrials	23,615,648			– 0	–		– 0	–	23,615,648
Consumer Discretionary	18,094,866			– 0	–		– 0	–	18,094,866
Consumer Staples	10,717,524			– 0	–		– 0	–	10,717,524
Energy	8,817,850			– 0	–		– 0	–	8,817,850
Utilities	8,566,922			– 0	–		– 0	–	8,566,922
Materials	3,838,871			– 0	–		– 0	–	3,838,871
Real Estate	1,606,855			– 0	–		– 0	–	1,606,855
Investment Companies	2,171,603			– 0	–		– 0	–	2,171,603
Preferred Stocks	– 0	–		– 0	–		1,631,333		1,631,333
Short-Term Investments:
Investment Companies	3,565,583			– 0	–		– 0	–	3,565,583
Time Deposits	– 0	–		116,430			– 0	–	116,430
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market	135,450			– 0	–		– 0	–	135,450

Total Investments in Securities	201,001,918			3,605,416			1,631,333		206,238,667

24 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2	Level 3			Total
Other financial instruments*:
Assets
Total Return Swaps	$	– 0	–	$4,731	$	– 0	–	$4,731
Liabilities
Total Return Swaps		– 0	–	(313,384)		– 0	–	(313,384)

Total^		$201,001,918		$3,296,763		$1,631,333		$205,930,014

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks
Balance as of 6/30/18	$1,507,817
Accrued discounts/ (premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/ depreciation	123,516
Purchases	– 0	–
Transfers into Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 12/31/18	$1,631,333

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18**	$123,516

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes

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are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (all years since inception of the Fund) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser

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NOTES TO FINANCIAL STATEMENTS (continued)

has agreed to reimburse its fees and bear certain expenses to the extent necessary to limit total operating (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to 1.55%, 2.30%, 1.30%, 1.80%, 1.55% and 1.30% of the daily average net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the six months ended December 31, 2018, such waiver/reimbursement amounted to $1,255. The Expense Caps may not be terminated before October 31, 2019.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, AXA held approximately 72.2% of the outstanding common stock of AXA Equitable as of September 30, 2018. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018 for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be

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effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the November 14, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements.

On November 20, 2018, AXA completed a public offering of 60,000,000 shares of AXA Equitable’s common stock and simultaneously sold 30,000,000 of such shares to AXA Equitable pursuant to a separate agreement with it. As a result AXA currently owns approximately 59.2% of the shares of common stock of AXA Equitable.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2018, the reimbursement for such services amounted to $37,787.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. The compensation retained by ABIS amounted to $19,833 for the six months ended December 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $513 from the sale of Class A shares and received $26 and $2,342 in contingent deferred sales charges imposed upon redemption by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money

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NOTES TO FINANCIAL STATEMENTS (continued)

Market Portfolio until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $3,832.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,480	$51,965	$54,879	$3,566	$65
Government Money Market Portfolio*	6,155	45,029	51,049	135	10

Total				$3,701	$75

*	Investment of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended December 31, 2018 amounted to $85,100, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co., LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the

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NOTES TO FINANCIAL STATEMENTS (continued)

amounts of $92,837, $0 and $1,536 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$249,742,036		$280,650,145
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts) are as follows:

Gross unrealized appreciation	$35,608,966
Gross unrealized depreciation	$(5,273,236)

Net unrealized appreciation	$30,335,730

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an

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NOTES TO FINANCIAL STATEMENTS (continued)

agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

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During the six months ended December 31, 2018, the Fund held total return swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended December 31, 2018 the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interset rate contracts	Unrealized appreciation on total return swaps	$4,731	Unrealized depreciation on total return swaps	$313,384

Total		$4,731		$313,384

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain/(loss )on swaps; Net change in unrealized appreciation/depreciation on swaps	$548,614	$(791,652)

Total		$548,614	$(791,652)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2018.

Total Return Swaps:
Average notional amount	$1,770,227	(a)

(a)	Positions were open for three months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Morgan Stanley Capital Services, LLC	$4,731	$(4,731)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$4,731	$(4,731)	$	– 0	–	$	– 0	–	$	– 0	–^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Morgan Stanley Capital Services, LLC	$313,384	$(4,731)		$(260,000)		$	– 0	–		$48,653

Total	$313,384	$(4,731)		$(260,000)		$	– 0	–		$48,653	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund

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may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. A Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At December 31, 2018, the Fund had securities on loan with a value of $135,002 and had received cash collateral which has been invested into Government Money Market Portfolio of $135,450. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $10,145 from Government Money Market Portfolio, inclusive of rebate expense paid to the borrower, for the

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NOTES TO FINANCIAL STATEMENTS (continued)

six months ended December 31, 2018; this amount is reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $939. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class A
Shares sold	34,729	125,883	$608,709	$2,157,496

Shares issued in reinvestment of dividends and distributions	67,560	65,993	1,020,155	1,100,773

Shares converted from Class C	138	1,315	2,443	22,004

Shares redeemed	(98,598)	(196,966)	(1,715,978)	(3,411,620)

Net increase (decrease)	3,829	(3,775)	$(84,671)	$(131,347)

Class C
Shares sold	97,244	268,237	$1,521,033	$4,418,304

Shares issued in reinvestment of dividends and distributions	69,798	66,790	993,220	1,061,957

Shares converted to Class A	(146)	(1,382)	(2,443)	(22,004)

Shares redeemed	(153,148)	(216,577)	(2,297,837)	(3,571,394)

Net increase	13,748	117,068	$213,973	$1,886,863

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	Shares			Amount
	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018		Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Advisor Class
Shares sold	420,809	1,002,386		$6,811,461		$17,190,285

Shares issued in reinvestment of dividends and distributions	1,013,091	1,311,990		15,247,014		21,831,505

Shares redeemed	(1,261,268)	(5,927,427)		(21,240,233)		(101,368,311)

Net increase (decrease)	172,632	(3,613,051)		$818,242		$(62,346,521)

Class R
Shares sold	22	– 0	–	$334	$	– 0	–

Shares issued in reinvestment of dividends and distributions	1	0	*	20		0	**

Net increase	23	0	*	$354		$0	**

Class K
Shares sold	12,714	16,514		$198,734		$281,886

Shares issued in reinvestment of dividends and distributions	7,989	18,185		119,110		299,334

Shares redeemed	(101,936)	(30,236)		(1,718,490)		(506,956)

Net increase (decrease)	(81,233)	4,463		$(1,400,646)		$74,264

Class I
Shares sold	249,833	1,616,150		$4,147,821		$27,528,108

Shares issued in reinvestment of dividends and distributions	221,646	88,241		3,300,315		1,454,205

Shares redeemed	(791,783)	(323,064)		(13,506,739)		(5,644,427)

Net increase (decrease)	(320,304)	1,381,327		$(6,058,603)		$23,337,886

*	Share is less than 0.5.

**	Amount is less than $0.5.

At December 31, 2018, certain shareholders owned 11% in aggregate of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2018.

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2019 will be determined at the end of the current fiscal year.

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NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal years ended June 30, 2018 and June 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$18,936,131	$7,344,823
Net long-term capital gains	10,866,983	4,190,777

Total taxable distributions paid	$29,803,114	$11,535,600

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$12,699,756
Undistributed capital gains	9,744,475
Unrealized appreciation/(depreciation)	44,080,756	(a)

Total accumulated earnings/(deficit)	$66,524,987

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2018, the Fund did not have any capital loss carryforwards.

NOTE J

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 39

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

40 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 17.15	$ 16.54	$ 14.70	$ 15.56	$ 15.62	$ 13.26

Income From Investment Operations

Net investment income(a)	.03	(b)	.05	(b)	.06	(b)	.06	(b)	.01	.02

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.14)	2.39	2.32	.21	1.20	2.68

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.11)	2.44	2.38	.27	1.21	2.70

Less: Dividends and Distributions

Dividends from net investment income	(.05)	(.03)	– 0	–	(.02)	(.03)	(.02)

Distributions from net realized gain on investment and foreign currency transactions	(1.66)	(1.80)	(.54)	(1.11)	(1.24)	(0.32)

Total dividends and distributions	(1.71)	(1.83)	(.54)	(1.13)	(1.27)	(.34)

Net asset value, end of period	$ 14.33	$ 17.15	$ 16.54	$ 14.70	$ 15.56	$ 15.62

Total Return

Total investment return based on net asset value(d)*	(6.96)%	15.03%	16.47%	1.74%	8.02%	20.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,133	$12,060	$11,694	$42,856	$18,958	$17,535

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.48	%(f)	1.45%	1.45%	1.45%	1.45%	1.49%

Expenses, before waivers/reimbursements(e)†	1.48	%(f)	1.46%	1.45%	1.45%	1.45%	1.49%

Net investment income	.36	%(b)(f)	.31	%(b)	.37	%(b)	.44	%(b)	.08%	.12%

Portfolio turnover rate	105%	236%	292%	269%	348%	495%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.02%	.00%	.00%	.00%

See footnote summary on page 47.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.28	$ 15.87	$ 14.23	$ 15.19	$ 15.34	$ 13.11

Income From Investment Operations

Net investment income(a)	(.03	)(b)	(.07	)(b)	(.05	)(b)	(.06	)(b)	(.10)	(.08)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.08)	2.28	2.23	.21	1.19	2.63

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.11)	2.21	2.18	.15	1.09	2.55

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	(1.66)	(1.80)	(.54)	(1.11)	(1.24)	(.32)

Net asset value, end of period	$ 13.51	$ 16.28	$ 15.87	$ 14.23	$ 15.19	$ 15.34

Total Return

Total investment return based on net asset value(d)*	(7.31)%	14.19%	15.59%	0.98%	7.31%	19.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,830	$12,825	$10,647	$12,613	$16,791	$10,645

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	2.23	%(f)	2.21%	2.20%	2.20%	2.19%	2.20%

Expenses, before waivers/reimbursements(e)†	2.24	%(f)	2.21%	2.21%	2.20%	2.19%	2.20%

Net investment income (loss)	(.39	)%(b)(f)	(.45	)%(b)	(.33	)%(b)	(.41	)%(b)	(.66)%	(.57)%

Portfolio turnover rate	105%	236%	292%	269%	348%	495%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.02%	.00%	.00%	.00%

See footnote summary on page 47.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 17.14	$ 16.53	$ 14.73	$ 15.60	$ 15.64	$ 13.26

Income From Investment Operations

Net investment income(a)	.05	(b)	.10	(b)	.10	(b)	.09	(b)	.05	.06

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.14)	2.38	2.33	.21	1.21	2.68

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.09)	2.48	2.43	.30	1.26	2.74

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.07)	(.09)	(.06)	(.06)	(.04)

Distributions from net realized gain on investment and foreign currency transactions	(1.66)	(1.80)	(.54)	(1.11)	(1.24)	(.32)

Total dividends and distributions	(1.76)	(1.87)	(.63)	(1.17)	(1.30)	(.36)

Net asset value, end of period	$ 14.29	$ 17.14	$ 16.53	$ 14.73	$ 15.60	$ 15.64

Total Return

Total investment return based on net asset value(d)*	(6.89)%	15.33%	16.82%	1.91%	8.40%	20.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$158,106	$186,570	$239,659	$216,896	$260,521	$225,377

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.23	%(f)	1.20%	1.20%	1.20%	1.19%	1.19%

Expenses, before waivers/reimbursements(e)†	1.23	%(f)	1.21%	1.20%	1.20%	1.19%	1.19%

Net investment income	.61	%(b)(f)	.56	%(b)	.67	%(b)	.60	%(b)	.34%	.42%

Portfolio turnover rate	105%	236%	292%	269%	348%	495%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.02%	.00%	.00%	.00%
See footnote summary on page 47.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.76	$ 16.22	$ 14.48	$ 15.37	$ 15.44	$ 13.13

Income From Investment Operations

Net investment income(a)(b)	.01	(b)	.00	(b)(c)	.02	(b)	.01	(b)	(.03)	(.01)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.12)	2.34	2.28	.21	1.20	2.64

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.11)	2.34	2.30	.22	1.17	2.63

Less: Dividends and Distributions

Dividends from net investment income	(.01)	– 0	–	(.02)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	(1.66)	(1.80)	(.54)	(1.11)	(1.24)	(.32)

Total dividends and distributions	(1.67)	(1.80)	(.56)	(1.11)	(1.24)	(.32)

Net asset value, end of period	$ 13.98	$ 16.76	$ 16.22	$ 14.48	$ 15.37	$ 15.44

Total Return

Total investment return based on net asset value(d)*	(7.11)%	14.71%	16.14%	1.44%	7.80%	20.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14	$17	$16	$15	$15	$16

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.76	%(f)	1.76%	1.74%	1.72%	1.72%	1.70%

Expenses, before waivers/reimbursements(e)†	1.76	%(f)	1.76%	1.74%	1.72%	1.72%	1.70%

Net investment income (loss)(b)	.08	%(f)	.01%	.12%	.09%	(.18)%	(.10)%

Portfolio turnover rate	105%	236%	292%	269%	348%	495%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.02%	.00%	.00%	.00%

See footnote summary on page 47.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 16.92		$ 16.33		$ 14.56		$ 15.43		$ 15.47		$ 13.14

Income From Investment Operations

Net investment income(a)(b)	.02		.04		.05		.04		(.00	)(c)	.01

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.13)		2.35		2.29		.21		1.20		2.64

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.11)		2.39		2.34		.25		1.20		2.65

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.03)		(.01)		– 0	–	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	(1.66)		(1.80)		(.54)		(1.11)		(1.24)		(.32)

Total dividends and distributions	(1.66)		(1.80)		(.57)		(1.12)		(1.24)		(.32)

Net asset value, end of period	$ 14.15		$ 16.92		$ 16.33		$ 14.56		$ 15.43		$ 15.47

Total Return

Total investment return based on net asset value(d)*	(7.04)%		14.94%		16.38%		1.58%		8.05%		20.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,198		$2,806		$2,636		$3,739		$3,604		$2,678

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.55	%(f)	1.54%		1.55%		1.55%		1.55%		1.55%

Expenses, before waivers/reimbursements(e)†	1.65	%(f)	1.63%		1.62%		1.60%		1.59%		1.62%

Net investment income (loss)	.20	%(b)(f)	.22	%(b)	.32	%(b)	.27	%(b)	(.02)%		.07%

Portfolio turnover rate	105%		236%		292%		269%		348%		495%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%		.02%		.02%		.00%		.00%		.00%

See footnote summary on page 47.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 45

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30,
2018	2017	2016	2015	2014

Net asset value, beginning of period	$ 16.97	$ 16.38	$ 14.61	$ 15.48	$ 15.52	$ 13.17

Income From Investment Operations

Net investment income(a)	.05	(b)	.10	(b)	.11	(b)	.08	(b)	.05	.06

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.12)	2.36	2.29	.22	1.20	2.65

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(1.07)	2.46	2.40	.30	1.25	2.71

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.07)	(.09)	(.06)	(.05)	(.04)

Distributions from net realized gain on investment and foreign currency transactions	(1.66)	(1.80)	(.54)	(1.11)	(1.24)	(.32)

Total dividends and distributions	(1.76)	(1.87)	(.63)	(1.17)	(1.29)	(.36)

Net asset value, end of period	$ 14.14	$ 16.97	$ 16.38	$ 14.61	$ 15.48	$ 15.52

Total Return

Total investment return based on net asset value(d)*	(6.83)%	15.35%	16.76%	2.00%	8.34%	20.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,051	$39,104	$15,121	$21,461	$38,186	$30,164

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.22	%(f)	1.21%	1.19%	1.18%	1.22%	1.18%

Expenses, before waivers/reimbursements(e)†	1.22	%(f)	1.22%	1.19%	1.18%	1.22%	1.18%

Net investment income	.61	%(b)(f)	.57	%(b)	.72	%(b)	.57	%(b)	.31%	.40%

Portfolio turnover rate	105%	236%	292%	269%	348%	495%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.02%	.00%	.00%	.00%

See footnote summary on page 47.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended December 31, 2018 and for the years ended June 30, 2018 and June 30, 2017, such waiver amounted to less than 0.005% (annualized), less than 0.005% and 0.01%, respectively.

(f)	Annualized.

*

Includes the impact of proceeds received , and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the year ended June 30, 2018 by 0.02%.

See notes to financial statements.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 47

RESULTS OF SHAREHOLDERS MEETING

(unaudited)

A Special Meeting of Shareholders of the AB Cap Fund, Inc. (the “Company”)—AB Select US Equity Portfolio (the “Fund”) was held on October 11, 2018 and adjourned until November 14, 2018. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal number shown below corresponds to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Directors for the Fund, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Director:	Voted For	Withheld Authority
Michael J. Downey	177,670,106	1,341,274
William H. Foulk, Jr.*	177,513,147	1,498,234
Nancy P. Jacklin	177,735,792	1,275,589
Robert M. Keith	177,684,440	1,326,940
Carol C. McMullen	177,776,007	1,235,373
Garry L. Moody	177,685,142	1,326,239
Marshall C. Turner	177,657,263	1,354,118
Earl D. Weiner	177,655,684	1,355,696

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For	Voted Against	Abstained	Broker Non-Votes
5,782,133	71,089	76,579	2,226,582

*	Mr. Foulk retired on December 31, 2018.

48 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer	Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Kurt A. Feuerman(2), Vice President Anthony Nappo(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s Portfolio are made by the Adviser’s Select Equity Portfolios Investment Team. Messrs. Feuerman and Nappo are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 49

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Select US Equity Portfolio (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at a meeting held on July 31-August 2, 2018 is set forth below.

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of

50 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 51

the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

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affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

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(the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

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offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established

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methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Equity Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory

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Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund

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will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the

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Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund

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and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints, and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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NOTES

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NOTES

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AB SELECT US EQUITY PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SUE-0152-1218

DEC    12.31.18

SEMI-ANNUAL REPORT

AB SELECT US LONG/SHORT PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Select US Long/Short Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 1

SEMI-ANNUAL REPORT

February 12, 2019

This report provides management’s discussion of fund performance for AB Select US Long/Short Portfolio for the semi-annual reporting period ended December 31, 2018.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	6 Months	12 Months

AB SELECT US LONG/SHORT PORTFOLIO

Class A Shares	-3.79%	-1.89%

Class C Shares	-4.21%	-2.63%

Advisor Class Shares[1]	-3.65%	-1.62%

Class R Shares[1]	-3.93%	-2.23%

Class K Shares[1]	-3.79%	-1.96%

Class I Shares[1]	-3.65%	-1.62%

S&P 500 Index	-6.85%	-4.38%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, for the six- and 12-month periods ended December 31, 2018.

All share classes outperformed the benchmark for both periods, before sales charges. During the six-month period, the Fund’s net market exposure ranged from 48% to 70%, ending the period at 48%. The Fund’s below-market exposure led to outperformance, relative to the fully invested benchmark. Security selection within the Fund’s short holdings also contributed to absolute returns, while security selection within the Fund’s long holdings detracted. Within the Fund’s long holdings, security selection in health care, utilities and communication services contributed, while selection in energy, consumer discretionary and technology detracted. Within the Fund’s short holdings, selection within the industrials and real estate sectors contributed, while selection within the consumer-staples and health care sectors detracted.

During the 12-month period, the Fund’s net market exposure ranged from 48% to 71%, ending the period at 48%. The Fund’s below-market exposure

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led to outperformance, relative to the fully invested benchmark. Security selection within the Fund’s long and short holdings also contributed to absolute returns. Within the Fund’s long holdings, security selection in the health care, technology and utilities sectors contributed, while selection in industrials, consumer staples and financials detracted. Within the Fund’s short holdings, gains from selection within real estate, health care and industrials contributed, while selection within the consumer-staples, consumer-discretionary and materials sectors detracted.

The Fund utilized derivatives in the form of total return swaps for investment purposes, which detracted for the six-month period and added for the 12-month period, while futures for hedging purposes detracted for both periods, in absolute terms.

MARKET REVIEW AND INVESTMENT STRATEGY

At the beginning of the 12-month period ended December 31, 2018, stocks performed strongly, before concerns about higher inflation and interest rates led to a sharp market correction. Throughout the 12-month period, other issues were prominent, including tariffs and protectionism, slowing global growth, government regulation of technology companies, a flattening yield curve, a stronger US dollar and a more aggressive US Federal Reserve (the “Fed”). However, investors also saw many positives, including strong earnings, booming dividends and stock buybacks, along with reasonable valuations.

Stocks generated their strongest quarterly returns since 2013 in the first half of the six-month period, driven by gains in health care, industrials and technology stocks. However, during the fourth quarter of 2018, markets reversed course, falling sharply as investor concerns around slowing economic growth, Fed policy tightening, continued US-China trade tensions, and growing political instability in the US led to a sharp market correction. US equities ultimately ended the 12-month period lower, as the S&P 500 Index declined 4.38%.

The Fund’s Senior Investment Management Team (the “Team”) continues to focus on absolute returns, using a flexible approach to participate in market upside while seeking to protect on the downside. The Team uses bottom-up analysis to find companies with growth potential, adjusting expectations based on the short-term market environment.

INVESTMENT POLICIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of US companies, short positions in such securities, and cash and US cash equivalents.

(continued on next page)

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The Adviser selects investments for the Fund’s long positions through an intensive “bottom-up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of any of the shareholder-friendly practices discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund.

The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.

In determining securities to be sold short, the Adviser looks for companies facing near-term difficulties such as high valuations, quality of earnings issues, or weakness in demand due to economic factors or long-term issues such as changing technology or competitive concerns in their industries. The Fund may also sell securities of exchange-traded funds (“ETFs”) short, including to hedge its exposure to specific market sectors or if it believes a specific sector or asset will decline in value. When the Fund sells securities short, it sells a stock that it does not own (but has borrowed) at its current market price in anticipation that the price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender.

The Adviser derives the ratio between long and short positions for the Fund based on its bottom-up analysis supplemented with macro-economic and market analyses. Under normal market conditions, the

(continued on next page)

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net long exposure of the Fund (long exposure minus short exposure) will range between 30% and 70%. The Adviser seeks to minimize the variability of Fund returns through industry diversification as well as by managing long and short exposures and/or by holding a material level of cash and/or cash equivalents. For example, the Fund may hold long positions in equity securities with a value equal to 60% of its net assets and have short sale obligations equal to 15% of its net assets, resulting in 45% net long exposure. Assuming a 60% long exposure, 40% of Fund assets will be held in cash or cash equivalents, including cash and cash equivalents held to cover the Fund’s short sale obligations. During periods of excessive market risk, the Adviser may reduce the net long exposure of the Fund. The Fund may at times hold long and short positions that in the aggregate exceed the value of its net assets (i.e., so that the Fund is effectively leveraged).

The Fund’s investments will be focused on securities of companies with large- and medium-market capitalizations, but it may also take long and short positions in securities of small-capitalization companies. The Fund may invest in non-US companies, but currently intends to limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings and expects to do so on a regular basis.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, as part of its investment strategies or for hedging or other risk management purposes. These transactions may be used, for example, as a means to take a short position in a security or sector without actually selling securities short.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P 500® Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial-services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Short Sale Risk: Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: To the extent the Fund uses leveraging techniques, the value of its shares may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected

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DISCLOSURES AND RISKS (continued)

to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE RETURNS AS OF DECEMBER 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.89%	-6.06%

5 Years	3.32%	2.43%

Since Inception[1]	5.98%	5.23%

CLASS C SHARES

1 Year	-2.63%	-3.52%

5 Years	2.54%	2.54%

Since Inception[1]	5.20%	5.20%

ADVISOR CLASS SHARES[2]

1 Year	-1.62%	-1.62%

5 Years	3.58%	3.58%

Since Inception[1]	6.25%	6.25%

CLASS R SHARES[2]

1 Year	-2.23%	-2.23%

5 Years	3.06%	3.06%

Since Inception[1]	5.71%	5.71%

CLASS K SHARES[2]

1 Year	-1.96%	-1.96%

5 Years	3.32%	3.32%

Since Inception[1]	5.98%	5.98%

CLASS I SHARES[2]

1 Year	-1.62%	-1.62%

5 Years	3.63%	3.63%

Since Inception[1]	6.29%	6.29%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 2.01%, 2.76%, 1.76%, 2.45%, 2.12% and 1.71% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios to 1.95%, 2.70%, 1.71%, 2.22%, 1.97% and 1.65% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before October 31, 2019. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/12/2012.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-6.06%

5 Years	2.43%

Since Inception[1]	5.23%

CLASS C SHARES

1 Year	-3.52%

5 Years	2.54%

Since Inception[1]	5.20%

ADVISOR CLASS SHARES[2]

1 Year	-1.62%

5 Years	3.58%

Since Inception[1]	6.25%

CLASS R SHARES[2]

1 Year	-2.23%

5 Years	3.06%

Since Inception[1]	5.71%

CLASS K SHARES[2]

1 Year	-1.96%

5 Years	3.32%

Since Inception[1]	5.98%

CLASS I SHARES[2]

1 Year	-1.62%

5 Years	3.63%

Since Inception[1]	6.29%

1	Inception date: 12/12/2012.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$962.10	$9.30	1.88%	$9.50	1.92%
Hypothetical**	$1,000	$1,015.73	$9.55	1.88%	$9.75	1.92%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$957.90	$12.98	2.63%	$13.18	2.67%
Hypothetical**	$1,000	$1,011.95	$13.34	2.63%	$13.54	2.67%
Advisor Class
Actual	$1,000	$963.50	$8.07	1.63%	$8.26	1.67%
Hypothetical**	$1,000	$1,016.99	$8.29	1.63%	$8.49	1.67%
Class R
Actual	$1,000	$960.70	$10.63	2.15%	$10.82	2.19%
Hypothetical**	$1,000	$1,014.37	$10.92	2.15%	$11.12	2.19%
Class K
Actual	$1,000	$962.10	$9.45	1.91%	$9.64	1.95%
Hypothetical**	$1,000	$1,015.58	$9.70	1.91%	$9.91	1.95%
Class I
Actual	$1,000	$963.50	$7.87	1.59%	$8.07	1.63%
Hypothetical**	$1,000	$1,017.19	$8.08	1.59%	$8.29	1.63%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

December 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $946.0

SECTOR BREAKDOWN1

	Long	Short

Communication Services	7.5%	—%

Consumer Discretionary	4.4	-0.1

Consumer Staples	2.6	—

Energy	2.1	—

Financials	6.6	—

Funds and Investment Trusts	0.5	—

Health Care	8.2	-0.3

Industrials	5.6	-0.1

Information Technology	7.6	—

Materials	0.9	—

Real Estate	0.4	-0.2

Utilities	2.0	—

TEN LARGEST HOLDINGS1

Long		Short
Company		Company

Berkshire Hathaway, Inc.	2.1%	AbbVie, Inc.	-0.2%

Microsoft Corp.	2.0	Empire State Realty Trust, Inc.	-0.1

Alphabet, Inc.	2.0	SL Green Realty Corp.	-0.1

Honeywell International, Inc.	1.6	Lockheed Martin Corp.	-0.1

Northrop Grumman Corp.	1.6	Tesla, Inc.	-0.1

NextEra Energy, Inc.	1.5

Home Depot, Inc. (The)	1.5

Apple, Inc.	1.4

Johnson & Johnson	1.1

Cisco Systems, Inc.	1.1

1	Holdings are expressed as a percentage of total net assets and may vary over time.

Please note: The sector classifications presented herein are abased on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO OF INVESTMENTS

December 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 47.3%
Health Care – 8.2%
Health Care Equipment & Supplies – 2.7%
Abbott Laboratories	125,108	$9,049,061
Boston Scientific Corp.(a)	214,811	7,591,421
Medtronic PLC	91,834	8,353,221

		24,993,703

Health Care Providers & Services – 2.1%
Cigna Corp.	40,735	7,736,391
Humana, Inc.	13,527	3,875,215
UnitedHealth Group, Inc.	34,723	8,650,194

		20,261,800

Pharmaceuticals – 3.4%
Allergan PLC	11,947	1,596,836
Johnson & Johnson	87,093	11,239,352
Merck & Co., Inc.	118,178	9,029,981
Pfizer, Inc.	108,362	4,730,001
Zoetis, Inc.	62,750	5,367,635

		31,963,805

		77,219,308

Communication Services – 7.5%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	299,541	8,548,900
Verizon Communications, Inc.	124,340	6,990,395

		15,539,295

Entertainment – 2.0%
Take-Two Interactive Software, Inc.(a)	39,103	4,025,263
Vivendi SA	307,725	7,458,426
Walt Disney Co. (The)	69,809	7,654,557

		19,138,246

Interactive Media & Services – 2.5%
Alphabet, Inc. – Class C(a)	17,849	18,484,603
Facebook, Inc. – Class A(a)	36,884	4,835,124

		23,319,727

Media – 1.4%
Comcast Corp. – Class A	234,152	7,972,875
Liberty Media Corp.-Liberty SiriusXM – Class A(a)	65,012	2,392,442
New York Times Co. (The) – Class A	128,849	2,872,044

		13,237,361

		71,234,629

Information Technology – 7.1%
Communications Equipment – 1.2%
Cisco Systems, Inc.	249,926	10,829,294

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

IT Services – 1.1%
PayPal Holdings, Inc.(a)	36,580	$3,076,012
Visa, Inc. – Class A	58,589	7,730,233

		10,806,245

Semiconductors & Semiconductor Equipment – 1.0%
NVIDIA Corp.	14,760	1,970,460
QUALCOMM, Inc.	133,836	7,616,607

		9,587,067

Software – 2.3%
Microsoft Corp.	189,207	19,217,755
VMware, Inc. – Class A	19,095	2,618,497

		21,836,252

Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc.	87,165	13,749,407

		66,808,265

Financials – 6.6%
Banks – 4.1%
Bank of America Corp.	422,619	10,413,332
JPMorgan Chase & Co.	93,023	9,080,905
SunTrust Banks, Inc.	101,389	5,114,061
US Bancorp	175,839	8,035,842
Wells Fargo & Co.	141,679	6,528,569

		39,172,709

Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. – Class B(a)	95,502	19,499,598

Insurance – 0.4%
Progressive Corp. (The)	66,505	4,012,247

		62,684,554

Industrials – 5.6%
Aerospace & Defense – 2.8%
Boeing Co. (The)	12,541	4,044,473
Northrop Grumman Corp.	61,155	14,976,859
United Technologies Corp.	65,476	6,971,884

		25,993,216

Airlines – 0.4%
Delta Air Lines, Inc.	77,350	3,859,765

Construction & Engineering – 0.4%
Jacobs Engineering Group, Inc.	71,884	4,202,339

Industrial Conglomerates – 1.6%
Honeywell International, Inc.	114,626	15,144,387

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Road & Rail – 0.4%
Norfolk Southern Corp.	27,155	$4,060,759

		53,260,466

Consumer Discretionary – 4.3%
Hotels, Restaurants & Leisure – 1.0%
McDonald’s Corp.	22,647	4,021,428
Starbucks Corp.	88,151	5,676,924

		9,698,352

Household Durables – 0.3%
Lennar Corp. – Class A	71,710	2,807,447

Internet & Direct Marketing Retail – 1.5%
Amazon.com, Inc.(a)	6,437	9,668,181
Booking Holdings, Inc.(a)	2,813	4,845,167

		14,513,348

Specialty Retail – 1.5%
Home Depot, Inc. (The)	80,308	13,798,521

		40,817,668

Consumer Staples – 2.6%
Beverages – 0.2%
Constellation Brands, Inc. – Class A	13,063	2,100,792

Food & Staples Retailing – 0.8%
Walmart, Inc.	80,569	7,505,002

Household Products – 0.6%
Procter & Gamble Co. (The)	62,300	5,726,616

Personal Products – 0.5%
Estee Lauder Cos., Inc. (The) – Class A	36,783	4,785,468

Tobacco – 0.5%
Altria Group, Inc.	82,062	4,053,042

		24,170,920

Energy – 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Chevron Corp.	83,495	9,083,421
EOG Resources, Inc.	47,119	4,109,248
Occidental Petroleum Corp.	69,985	4,295,679
Valero Energy Corp.	32,100	2,406,537

		19,894,885

Utilities – 2.0%
Electric Utilities – 1.4%
NextEra Energy, Inc.	79,481	13,815,388

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 0.6%
NRG Energy, Inc.	139,012	$5,504,875

		19,320,263

Materials – 0.9%
Chemicals – 0.2%
DowDuPont, Inc.	33,143	1,772,488

Containers & Packaging – 0.7%
Berry Global Group, Inc.(a)	144,884	6,886,336

		8,658,824

Real Estate – 0.4%
Equity Real Estate Investment Trusts (REITs) – 0.4%
Crown Castle International Corp.	33,361	3,624,006

Total Common Stocks (cost $477,450,676)		447,693,788

PREFERRED STOCKS – 0.6%
Information Technology – 0.5%
Software – 0.5%
Lyft, Inc. – Series G 0.00%(a)(b)(c)(d)	85,511	4,251,607
Lyft, Inc. – Series H 0.00%(a)(b)(c)(d)	17,100	850,212

		5,101,819

Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) – Series D 0.00%(a)(b)(c)(d)	20,767	520,366

Total Preferred Stocks (cost $4,379,031)		5,622,185

INVESTMENT COMPANIES – 0.5%
Funds and Investment Trusts – 0.5%
iShares Nasdaq Biotechnology ETF(e)(f) (cost $5,733,141)	50,789	4,897,583

16 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 50.7%
Investment Companies – 49.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(e)(g)(h) (cost $472,089,539)	472,089,539	$472,089,539

	Principal Amount (000)
U.S. Treasury Bills – 0.8%
U.S. Treasury Bill Zero Coupon, 2/14/19(i) (cost $6,980,040)	$7,000	6,979,933

Total Short-Term Investments (cost $479,069,579)		479,069,472

Total Investments Before Securities Lending Collateral for Securities Loaned – 99.1% (cost $966,632,427)		937,283,028

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.31%(e)(g)(h) (cost $4,888,294)	4,888,294	4,888,294

Total Investments Before Securities Sold Short – 99.6% (cost $971,520,721)		942,171,322

SECURITIES SOLD SHORT – (0.6)%
COMMON STOCKS – (0.6)%
Health Care – (0.2)%
Biotechnology – (0.2)%
AbbVie, Inc.	(26,155)	(2,411,229)

Real Estate – (0.2)%
Equity Real Estate Investment Trusts (REITs) – (0.2)%
Empire State Realty Trust, Inc. – Class A	(86,498)	(1,230,867)
SL Green Realty Corp.	(11,918)	(942,475)

		(2,173,342)

Industrials – (0.1)%
Aerospace & Defense – (0.1)%
Lockheed Martin Corp.	(2,450)	(641,508)

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – (0.1)%
Automobiles – (0.1)%
Tesla, Inc.(a)	(1,725)	$(574,080)

Total Securities Sold Short (proceeds $6,242,051)		(5,800,159)

Total Investments, Net of Securities Sold Short – 99.0% (cost $965,278,670)		936,371,163
Other assets less liabilities – 1.0%		9,646,865

Net Assets – 100.0%		$946,018,028

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	29	March 2019	USD	1	$3,599,209	$3,632,540	$(33,331)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
CTRB Barclays USD Credit Bonds	3,608	FedFundEffective Plus 0.95%	Maturity	USD	139	3/06/19	$(31,971)
CTRB Barclays USD Credit Bonds	11,257	FedFundEffective Minus 0.30%	Annual	USD	427	3/06/19	(93,212)
CTRB Barclays USD Credit Bonds	2,922	FedFundEffective Plus 0.95%	Maturity	USD	99	3/06/19	(11,616)
CTRB Barclays USD Credit Bonds	4,977	FedFundEffective Plus 0.95%	Maturity	USD	164	3/06/19	(15,863)
CTRB Barclays USD Credit Bonds	5,136	FedFundEffective Plus 0.95%	Maturity	USD	175	3/06/19	(22,455)
CTRB Barclays USD Credit Bonds	8,220	FedFundEffective Plus 0.95%	Maturity	USD	289	3/06/19	(46,143)
CTRB Barclays USD Credit Bonds	1,443	FedFundEffective Plus 0.95%	Maturity	USD	50	3/06/19	(7,790)
CTRB Barclays USD Credit Bonds	1,455	FedFundEffective Plus 0.95%	Annual	USD	51	3/06/19	(8,362)

18 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
CTRB Barclays USD Credit Bonds	2,961	FedFundEffective Plus 0.95%	Maturity	USD	106	3/06/19	$(18,148)
CTRB Barclays USD Credit Bonds	4,496	FedFundEffective Plus 0.95%	Maturity	USD	161	3/06/19	(28,467)
CTRB Barclays USD Credit Bonds	20,571	FedFundEffective Plus 0.95%	Maturity	USD	797	3/06/19	(190,623)
CTRB Barclays USD Credit Bonds	9,856	FedFundEffective Plus 0.95%	Maturity	USD	380	3/06/19	(89,611)
CTRB Barclays USD Credit Bonds	6,020	FedFundEffective Plus 0.95%	Maturity	USD	232	3/06/19	(54,524)
CTRB Barclays USD Credit Bonds	14,274	FedFundEffective Plus 0.95%	Maturity	USD	560	3/06/19	(139,193)
CTRB Barclays USD Credit Bonds	6,292	FedFundEffective Plus 0.95%	Maturity	USD	225	3/06/19	(38,411)
CTRB Barclays USD Credit Bonds	688	FedFundEffective Plus 0.95%	Maturity	USD	27	3/06/19	(6,402)
CTRB Barclays USD Credit Bonds	1,633	FedFundEffective Plus 0.95%	Maturity	USD	55	3/06/19	(6,444)
CTRB Barclays USD Credit Bonds	7,506	FedFundEffective Plus 0.95%	Annual	USD	215	3/06/19	8,458
CTRB Barclays USD Credit Bonds	330	FedFundEffective Plus 0.95%	Monthly	USD	10	3/06/19	189
CTRB Barclays USD Credit Bonds	3,699	FedFundEffective Plus 0.95%	Monthly	USD	109	3/06/19	1,218
CTRB Barclays USD Credit Bonds	1,481	FedFundEffective Plus 0.95%	Maturity	USD	50	3/06/19	(5,979)
CTRB Barclays USD Credit Bonds	3,733	FedFundEffective Plus 0.95%	Annual	USD	114	3/06/19	(2,852)
CTRB Barclays USD Credit Bonds	1,261	FedFundEffective Plus 0.95%	Annual	USD	39	3/06/19	(1,403)
CTRB Barclays USD Credit Bonds	1,144	FedFundEffective Plus 0.95%	Annual	USD	34	3/06/19	113

							$(809,491)

(a)	Non-income producing security.

(b)	Fair valued by the Adviser.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

(c)	Illiquid security.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

Glossary:

ETF – Exchange Traded Fund

FedFundEffective – Federal Funds Effective Rate

See notes to financial statements.

20 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

December 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $494,542,888)	$465,193,489	(a)
Affiliated issuers (cost $476,977,833—including investment of cash collateral for securities loaned of $4,888,294)	476,977,833
Cash	156,207
Cash collateral due from broker	522,000
Foreign currencies, at value (cost $234,405)	235,117
Deposit at broker for securities sold short	12,343,952
Receivable for capital stock sold	11,555,028
Receivable for investment securities sold	8,365,144
Affiliated dividends receivable	821,835
Unaffiliated dividends and interest receivable	679,004
Receivable for variation margin on futures	465,831
Unrealized appreciation on total return swaps	9,978

Total assets	977,325,418

Liabilities
Payable for capital stock redeemed	12,771,972
Payable for securities sold short, at value (proceeds received $6,242,051)	5,800,159
Payable for investment securities purchased	5,644,107
Payable for collateral received on securities loaned	4,888,294
Advisory fee payable	1,135,388
Unrealized depreciation on total return swaps	819,469
Distribution fee payable	88,436
Administrative fee payable	17,145
Transfer Agent fee payable	13,237
Dividend expense payable	10,186
Payable for terminated total return swaps	5,989
Directors’ fees payable	130
Accrued expenses	112,878

Total liabilities	31,307,390

Net Assets	$946,018,028

Composition of Net Assets
Capital stock, at par	$8,232
Additional paid-in capital	996,687,010
Accumulated loss	(50,677,214)

	$946,018,028

(a)	Includes securities on loan with a value of $4,872,126 (see Note E).

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 21

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$93,735,519	8,237,076	$11.38	*

C	$85,501,603	7,916,507	$10.80

Advisor	$749,967,601	64,715,572	$11.59

R	$324,052	28,981	$11.18

K	$11,388	1,001	$11.38

I	$16,477,865	1,418,606	$11.62

*	The maximum offering price per share for Class A shares was $11.89 which reflects a sales charge of 4.25%.

See notes to financial statements.

22 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$6,116,658
Affiliated issuers	3,152,402
Interest	113,970
Other income	110,736	$9,493,766

Expenses
Advisory fee (see Note B)	7,696,723
Distribution fee—Class A	118,368
Distribution fee—Class C	486,212
Distribution fee—Class R	1,012
Distribution fee—Class K	16
Transfer agency—Class A	29,663
Transfer agency—Class C	30,543
Transfer agency—Advisor Class	256,179
Transfer agency—Class R	526
Transfer agency—Class K	13
Transfer agency—Class I	1,449
Custodian	138,605
Registration fees	51,820
Administrative	36,950
Printing	32,883
Audit and tax	26,977
Legal	21,296
Directors’ fees	12,548
Miscellaneous	17,671

Total operating expenses (see Note B)	8,959,454
Dividend expense on securities sold short and interest expense	191,305
Total expenses	9,150,759
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(173,842)

Net expenses		8,976,917

Net investment income		516,849

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		2,762,611
Securities sold short		1,044,587
Futures		(922,660)
Swaps		670,691
Foreign currency transactions		9,959
Net change in unrealized appreciation/depreciation of:
Investments		(42,888,894)
Securities sold short		711,422
Futures		(555,047)
Swaps		(1,696,919)
Foreign currency denominated assets and liabilities		670

Net loss on investment and foreign currency transactions		(40,863,580)

Net Decrease in Net Assets from Operations		$(40,346,731)

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 23

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$516,849	$(1,718,062)
Net realized gain on investment and foreign currency transactions	3,565,188	106,813,874
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(44,428,768)	(12,910,908)
Contributions from Affiliates (see Note B)	– 0	–	864

Net increase (decrease) in net assets from operations	(40,346,731)	92,185,768
Distributions to Shareholders
Class A	(7,299,089)	(5,268,089)
Class C	(7,593,841)	(5,436,469)
Advisor Class	(62,850,348)	(35,550,155)
Class R	(28,749)	(21,780)
Class K	(1,013)	(645)
Class I	(1,330,300)	(609,069)
Capital Stock Transactions
Net increase (decrease)	98,690,833	(7,684,646)

Total increase (decrease)	(20,759,238)	37,614,915
Net Assets
Beginning of period	966,777,266	929,162,351

End of period	$946,018,028	$966,777,266

See notes to financial statements.

24 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Long/Short Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 25

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

26 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 27

NOTES TO FINANCIAL STATEMENTS (continued)

based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Health Care	$77,219,308		$	– 0	–	$	– 0	–	$77,219,308
Communication Services	63,776,203			7,458,426			– 0	–	71,234,629
Information Technology	66,808,265			– 0	–		– 0	–	66,808,265
Financials	62,684,554			– 0	–		– 0	–	62,684,554
Industrials	53,260,466			– 0	–		– 0	–	53,260,466
Consumer Discretionary	40,817,668			– 0	–		– 0	–	40,817,668
Consumer Staples	24,170,920			– 0	–		– 0	–	24,170,920
Energy	19,894,885			– 0	–		– 0	–	19,894,885
Utilities	19,320,263			– 0	–		– 0	–	19,320,263
Materials	8,658,824			– 0	–		– 0	–	8,658,824
Real Estate	3,624,006			– 0	–		– 0	–	3,624,006
Preferred Stocks	– 0	–		– 0	–		5,622,185		5,622,185
Investment Companies	4,897,583			– 0	–		– 0	–	4,897,583
Short-Term Investments:
Investment Companies	472,089,539			– 0	–		– 0	–	472,089,539
U.S. Treasury Bills	– 0	–		6,979,933			– 0	–	6,979,933
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,888,294			– 0	–		– 0	–	4,888,294

28 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1		Level 2			Level 3			Total
Liabilities:
Common Stocks(a)	$(5,800,159)		$	– 0	–	$	– 0	–	$(5,800,159)

Total Investments in Securities	916,310,619			14,438,359			5,622,185		936,371,163
Other Financial Instruments(b):
Assets:
Total Return Swaps	– 0	–		9,978			– 0	–	9,978
Liabilities:
Futures	(33,331)			– 0	–		– 0	–	(33,331	)(c)
Total Return Swaps	– 0	–		(819,469)			– 0	–	(819,469)

Total(d)	$916,277,288			$13,628,868			$5,622,185		$935,528,341

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(d)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 6/30/18	$5,210,458		$5,210,458
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	411,727		411,727
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/18	$5,622,185		$5,622,185

Net change in unrealized appreciation/depreciation from investments held as of 12/31/18(a)	$411,727		$411,727

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 29

NOTES TO FINANCIAL STATEMENTS (continued)

these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and

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NOTES TO FINANCIAL STATEMENTS (continued)

the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are

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NOTES TO FINANCIAL STATEMENTS (continued)

determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.50% of the first $2.5 billion and 1.475% thereafter of the Fund’s average daily net assets. Effective February 3, 2017, the advisory fee was reduced from 1.70% to 1.50% of the first $2.5 billion and 1.60% to 1.475% thereafter of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding dividend expense, borrowing costs and brokerage expense on securities sold short) on an annual basis (the “Expense Caps”) to 1.90%, 2.65%, 1.65%, 2.15%, 1.90% and 1.65%, of average daily net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. Effective February 3, 2017, the Expense Caps were reduced from 2.20% to 1.90%, 2.95% to 2.65%, 1.95% to 1.65%, 2.45% to 2.15%, 2.20% to 1.90% and 1.95% to 1.65%, of average daily net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the six months ended December 31, 2018, such reimbursements/waivers amounted to $353. The Expense Caps may not be terminated by the Adviser before October 31, 2019.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, AXA held approximately 72.2% of the outstanding common stock of AXA Equitable as of September 30, 2018. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021 and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

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In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Fund’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018 for shareholders of each Fund to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the November 14, 2018 adjourned shareholder meeting, shareholders approved the new and future investment advisory agreements.

On November 20, 2018, AXA completed a public offering of 60,000,000 shares of AXA Equitable’s common stock and simultaneously sold 30,000,000 of such shares to AXA Equitable pursuant to a separate agreement with it. As a result AXA currently owns approximately 59.2% of the shares of common stock of AXA Equitable.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2018, the reimbursement for such services amounted to $36,950.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $95,253 for the six months ended December 31, 2018.

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NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $6,579 from the sale of Class A shares and received $22 and $4,165 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio until August 31, 2019. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $170,107.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$269,614	$429,737	$227,261	$472,090	$3,124
Government Money Market Portfolio*	17,964	90,985	104,061	4,888	28

Total				$476,978	$3,152

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the six months ended December 31, 2018 amounted to $333,385, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,435,476, $6,726 and $-0- for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2018, were as follows:

Purchases	Sales	Securities Sold Short	Covers on Securities Sold Short
$ 828,623,852	$1,019,674,069	$100,258,056	$118,553,008

There were no purchases or sales of U.S. government and government agency obligations for the year ended December 31, 2018.

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross Unrealized		Net Unrealized Depreciation on Investments	Net Unrealized appreciation on Securities Sold Short		Net Unrealized Depreciation
Appreciation on Investments	Depreciation on Investments
$ 4,931,858	$(35,124,079)	$(30,192,221)	$441,892	(a)	$(29,750,329)

(a)	Gross unrealized appreciation was $505,702 and gross unrealized depreciation was $(63,810), resulting in net unrealized appreciation of $441,892.

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the

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NOTES TO FINANCIAL STATEMENTS (continued)

issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

During the six months ended December 31, 2018, the Fund held futures for hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets

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NOTES TO FINANCIAL STATEMENTS (continued)

and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended December 31, 2018, the Fund held total return swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended December 31, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts			Receivable/ Payable for variation margin on futures	$33,331	*

Equity contracts	Unrealized appreciation on total return swaps	$9,978	Unrealized depreciation on total return swaps	819,469

Total		$9,978		$852,800

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(922,660)	$(555,047)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	670,691	(1,696,919)

Total		$(251,969)	$(2,251,966)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2018:

Futures:
Average original value of sale contracts	$20,932,069
Total Return Swaps:
Average notional amount	$4,946,440	(a)

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivatives Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Morgan Stanley Capital Services LLC	$9,978	$(9,978)	$	– 0	–	$	– 0	–	$	– 0	–

Total	$9,978	$(9,978)	$	– 0	–	$	– 0	–	$	– 0	–

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Morgan Stanley Capital Services LLC	$819,469	$(9,978)	$	– 0	–	$(724,916)	$84,575

Total	$819,469	$(9,978)	$	– 0	–	$(724,916)	$84,575	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation

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NOTES TO FINANCIAL STATEMENTS (continued)

of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of settlement. The Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. The Fund is liable to the buyer for any dividends/interest payable on securities while those securities are in a short position. These dividends/interest are recorded as an expense of the Fund. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At December 31, 2018, the Fund had securities on loan with a value of $4,872,126 and had received cash collateral which has been invested into Government Money Market Portfolio of $4,888,294. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund

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NOTES TO FINANCIAL STATEMENTS (continued)

earned net securities lending income of $28,256 from Government Money Market Portfolio, inclusive of a rebate expense paid to the borrower, for the six months ended December 31, 2018; this amount is reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2018, such waiver amounted to $3,382. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (unaudited)	Year Ended June 30, 2018

Class A
Shares sold	1,663,718	1,668,946	$20,548,281	$21,309,926

Shares issued in reinvestment of distributions	554,404	352,879	6,436,624	4,428,640

Shares converted from Class C	2,801	2,063	37,556	26,126

Shares redeemed	(1,145,447)	(4,135,136)	(14,657,035)	(52,463,704)

Net increase (decrease)	1,075,476	(2,111,248)	$12,365,426	$(26,699,012)

Class C
Shares sold	374,713	476,143	$4,560,882	$5,856,297

Shares issued in reinvestment of distributions	618,550	403,797	6,816,420	4,869,795

Shares converted to Class A	(2,932)	(2,147)	(37,556)	(26,126)

Shares redeemed	(1,065,316)	(2,249,035)	(12,854,080)	(27,426,851)

Net decrease	(74,985)	(1,371,242)	$(1,514,334)	$(16,726,885)

Advisor Class
Shares sold	14,996,530	15,698,890	$195,497,850	$202,798,318

Shares issued in reinvestment of distributions	4,061,044	2,194,356	48,001,540	27,934,150

Shares redeemed	(12,725,446)	(15,196,275)	(160,691,198)	(195,965,072)

Net increase	6,332,128	2,696,971	$82,808,192	$34,767,396

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares				Amount
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30, 2018		Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30, 2018

Class R
Shares sold	1,146		5,086		$14,742			$63,819

Shares issued in reinvestment of distributions	2,519		1,758		28,747			21,780

Shares redeemed	(10,560)		(3,180)		(133,057)			(40,136)

Net increase (decrease)	(6,895)		3,664		$(89,568)			$45,463

Class K
Shares sold	1		– 0	–	$5		$	– 0	–

Shares issued in reinvestment of distributions	– 0	–	0	(a)	– 0	–		0	(b)

Net increase	1		– 0	–	$5		$	– 0	–

Class I
Shares sold	303,824		30,192		$3,961,818			$394,419

Shares issued in reinvestment of distributions	111,670		47,546		1,323,290			606,208

Shares redeemed	(13,082)		(5,529)		(163,996)			(72,235)

Net increase	402,412		72,209		$5,121,112			$928,392

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

NOTE G

Risks Involved in Investing in the Fund

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 43

NOTES TO FINANCIAL STATEMENTS (continued)

to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—To the extent the Fund uses leveraging techniques, the value of its shares may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2018.

44 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2019 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2018 and December 31, 2017 were as follows:

	2018		2017
Distributions paid from:
Ordinary income	$46,886,207		$	– 0	–
Net long-term capital gains	– 0	–		– 0	–

Total taxable distributions paid	$46,886,207		$	– 0	–

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$70,923,222
Unrealized appreciation/(depreciation)	(2,150,364	)(a)

Total accumulated earnings/(deficit)	$68,772,858

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2018, the Fund did not have any capital loss carryforwards.

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 45

NOTES TO FINANCIAL STATEMENTS (continued)

Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has adopted the amendments which simplified certain disclosure requirements on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

46 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 12.86		$ 12.28		$ 11.40		$ 11.77		$ 12.12		$ 10.92

Income From Investment Operations

Net investment income (loss)(a)	.00	(b)(d)	(.04	)(b)	(.09	)(b)	(.11	)(b)	(.16)		(.10	)(c)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.47)		1.26		.97		.12		.31		1.47

Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.47)		1.22		.88		.01		.15		1.37

Less: Distributions

Distributions from net realized gain on investment transactions	(1.01)		(.64)		– 0	–	(.38)		(.50)		(.17)

Net asset value, end of period	$ 11.38		$ 12.86		$ 12.28		$ 11.40		$ 11.77		$ 12.12

Total Return

Total investment return based on net asset value(e)	(3.79)%		10.10%		7.72%		.02%		1.31%		12.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$93,735		$92,102		$113,847		$166,015		$308,235		$480,571

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	1.88	%^	1.88%		2.11%		2.29%		2.27%		2.31%

Expenses, before waivers/reimbursements(f)(g)‡	1.92	%^	1.94%		2.18%		2.30%		2.27%		2.36%

Net investment loss	(.03	)%(b)^	(.30	)%(b)	(.77	)%(b)	(.98	)%(b)	(1.34)%		(.88	)%(c)

Portfolio turnover rate (excluding securities sold short)	121%		291%		295%		329%		535%		581%

Portfolio turnover rate (including securities sold short)	134%		346%		528%		519%		718%		673%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%		.07%		.08%		– 0	–	– 0	–	– 0	–

See footnote summary on page 53.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 47

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 12.30		$ 11.86		$ 11.09		$ 11.55		$ 11.99		$ 10.88

Income From Investment Operations

Net investment loss(a)	(.05	)(b)	(.13	)(b)	(.18	)(b)	(.19	)(b)	(.25)		(.19)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.44)		1.21		.95		.11		.31		1.47

Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.49)		1.08		.77		(.08)		.06		1.28

Less: Distributions

Distributions from net realized gain on investment transactions	(1.01)		(.64)		– 0	–	(.38)		(.50)		(.17)

Net asset value, end of period	$ 10.80		$ 12.30		$ 11.86		$ 11.09		$ 11.55		$ 11.99

Total Return

Total investment return based on net asset value(e)	(4.21)%		9.34%		6.94%		(.78)%		.56%		11.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,502		$98,333		$111,027		$159,990		$232,110		$182,059

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	2.63	%^	2.63%		2.86%		3.05%		3.04%		3.06%

Expenses, before waivers/reimbursements(f)(g)‡	2.66	%^	2.69%		2.94%		3.06%		3.04%		3.06%

Net investment loss	(.79	)%(b)^	(1.05	)%(b)	(1.53	)%(b)	(1.73	)%(b)	(2.09)%		(1.64)%

Portfolio turnover rate (excluding securities sold short)	121%		291%		295%		329%		535%		581%

Portfolio turnover rate (including securities sold short)	134%		346%		528%		519%		718%		673%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%		.07%		.08%		– 0	–	– 0	–	– 0	–

See footnote summary on page 53.

48 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 13.06		$ 12.43		$ 11.51		$ 11.86		$ 12.17		$ 10.94

Income From Investment Operations

Net investment income (loss)(a)	.01	(b)	(.01	)(b)	(.06	)(b)	(.08	)(b)	(.13)		(.07)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.47)		1.28		.98		.11		.32		1.47

Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.46)		1.27		.92		.03		.19		1.40

Less: Distributions

Distributions from net realized gain on investment transactions	(1.01)		(.64)		– 0	–	(.38)		(.50)		(.17)

Net asset value, end of period	$ 11.59		$ 13.06		$ 12.43		$ 11.51		$ 11.86		$ 12.17

Total Return

Total investment return based on net asset value(e)	(3.65)%		10.39%		7.99%		.27%		1.56%		12.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$749,968		$762,575		$692,136		$816,563		$1,189,226		$810,892

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	1.63	%^	1.64%		1.86%		2.05%		2.04%		2.06%

Expenses, before waivers/reimbursements(f)(g)‡	1.67	%^	1.69%		1.94%		2.06%		2.04%		2.06%

Net investment income (loss)	.22	%(b)^	(.04	)%(b)	(.53	)%(b)	(.73	)%(b)	(1.09)%		(.63)%

Portfolio turnover rate (excluding securities sold short)	121%		291%		295%		329%		535%		581%

Portfolio turnover rate (including securities sold short)	134%		346%		528%		519%		718%		673%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%		.07%		.08%		– 0	–	– 0	–	– 0	–

See footnote summary on page 53.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 49

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 12.67		$ 12.14		$ 11.30		$ 11.70		$ 12.07		$ 10.91

Income From Investment Operations

Net investment loss(a)	(.02	)(b)	(.07	)(b)	(.13	)(b)	(.14	)(b)	(.18)		(.13)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.46)		1.24		.97		.12		.31		1.46

Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.48)		1.17		.84		(.02)		.13		1.33

Less: Distributions

Distributions from net realized gain on investment transactions	(1.01)		(.64)		– 0	–	(.38)		(.50)		(.17)

Net asset value, end of period	$ 11.18		$ 12.67		$ 12.14		$ 11.30		$ 11.70		$ 12.07

Total Return

Total investment return based on net asset value(e)	(3.93)%		9.80%		7.43%		(.25)%		1.15%		12.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$324		$455		$391		$698		$630		$121

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	2.15	%^	2.15%		2.44%		2.54%		2.57%		2.56%

Expenses, before waivers/reimbursements(f)(g)‡	2.36	%^	2.38%		2.56%		2.55%		2.57%		2.56%

Net investment loss	(.33	)%(b)^	(.55	)%(b)	(1.09	)%(b)	(1.20	)%(b)	(1.55)%		(1.12)%

Portfolio turnover rate (excluding securities sold short)	121%		291%		295%		329%		535%		581%

Portfolio turnover rate (including securities sold short)	134%		346%		528%		519%		718%		673%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%		.07%		.08%		– 0	–	– 0	–	– 0	–

See footnote summary on page 53.

50 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 12.86		$ 12.28		$ 11.40		$ 11.78		$ 12.11		$ 10.92

Income From Investment Operations

Net investment loss(a)	(.01	)(b)	(.04	)(b)	(.10	)(b)	(.11	)(b)	(.16)		(.12	)(b)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.46)		1.26		.98		.11		.33		1.48

Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.47)		1.22		.88		– 0	–	.17		1.36

Less: Distributions

Distributions from net realized gain on investment transactions	(1.01)		(.64)		– 0	–	(.38)		(.50)		(.17)

Net asset value, end of period	$ 11.38		$ 12.86		$ 12.28		$ 11.40		$ 11.78		$ 12.11

Total Return

Total investment return based on net asset value(e)	(3.79)%		10.10%		7.72%		.01%		1.40%		12.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11		$13		$12		$31		$30		$12

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	1.91	%^	1.90%		2.14%		2.27%		2.31%		2.31%

Expenses, before waivers/reimbursements(f)(g)‡	2.04	%^	2.05%		2.23%		2.28%		2.31%		2.33%

Net investment loss	(.08	)%(b)^	(.32	)%(b)	(.83	)%(b)	(.94	)%(b)	(1.33)%		(.99	)%(b)

Portfolio turnover rate (excluding securities sold short)	121%		291%		295%		329%		535%		581%

Portfolio turnover rate (including securities sold short)	134%		346%		528%		519%		718%		673%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%		.07%		.08%		– 0	–	– 0	–	– 0	–

See footnote summary on page 53.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 51

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30,
			2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 13.09		$ 12.45		$ 11.52		$ 11.86		$ 12.16		$ 10.93

Income From Investment Operations

Net investment income (loss)(a)	.02	(b)	.00	(b)(d)	(.06	)(b)	(.08	)(b)	(.12)		(.08	)(b)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.48)		1.28		.99		.12		.32		1.48

Contributions from Affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.46)		1.28		.93		.04		.20		1.40

Less: Distributions

Distributions from net realized gain on investment transactions	(1.01)		(.64)		– 0	–	(.38)		(.50)		(.17)

Net asset value, end of period	$ 11.62		$ 13.09		$ 12.45		$ 11.52		$ 11.86		$ 12.16

Total Return

Total investment return based on net asset value(e)	(3.65)%		10.46%		8.07%		.27%		1.73%		12.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,478		$13,299		$11,749		$12,724		$23,250		$34,519

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	1.59	%^	1.58%		1.82%		1.97%		1.97%		2.07%

Expenses, before waivers/reimbursements(f)(g)‡	1.63	%^	1.64%		1.90%		1.98%		1.97%		2.09%

Net investment income (loss)	.29	%(b)^	.01	%(b)	(.49	)%(b)	(.67	)%(b)	(1.03)%		(.71	)%(b)

Portfolio turnover rate (excluding securities sold short)	121%		291%		295%		329%		535%		581%

Portfolio turnover rate (including securities sold short)	134%		346%		528%		519%		718%		673%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%		.07%		.08%		– 0	–	– 0	–	– 0	–

See footnote summary on page 53.

52 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Net of fees and expenses waived by the Distributor.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude non-operating expenses:

	Six Months Ended December 31, 2018 (unaudited)		Year Ended June 30,
			2018	2017	2016	2015	2014

Class A
Net of waivers/reimbursements	1.85	%^	1.83%	1.94%	2.09%	2.09%	2.17%
Before waivers/reimbursements	1.88	%^	1.88%	2.01%	2.09%	2.09%	2.22%
Class C
Net of waivers/reimbursements	2.59	%^	2.58%	2.69%	2.84%	2.85%	2.92%
Before waivers/reimbursements	2.63	%^	2.64%	2.76%	2.84%	2.85%	2.92%
Advisor Class
Net of waivers/reimbursements	1.59	%^	1.58%	1.68%	1.84%	1.85%	1.92%
Before waivers/reimbursements	1.63	%^	1.64%	1.76%	1.84%	1.85%	1.92%
Class R
Net of waivers/reimbursements	2.12	%^	2.09%	2.28%	2.32%	2.34%	2.44%
Before waivers/reimbursements	2.32	%^	2.33%	2.40%	2.32%	2.34%	2.44%
Class K
Net of waivers/reimbursements	1.87	%^	1.84%	1.98%	2.05%	2.07%	2.19%
Before waivers/reimbursements	1.99	%^	2.00%	2.08%	2.05%	2.07%	2.22%
Class I
Net of waivers/reimbursements	1.55	%^	1.53%	1.64%	1.77%	1.78%	1.95%
Before waivers/reimbursements	1.59	%^	1.59%	1.72%	1.77%	1.78%	1.97%

(g)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended December 31, 2018 and the years ended June 30, 2018 and June 30, 2017, such waiver amounted to .03% (annualized), .06% and .07%, respectively.

^	Annualized.

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 53

RESULTS OF SHAREHOLDERS MEETING

(unaudited)

A Special Meeting of Shareholders of the AB Cap Fund, Inc. (the “Company”)—AB Select US Long/Short Portfolio (the “Fund”) was held on October 11, 2018 and adjourned until November 14, 2018. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal number shown below corresponds to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Directors for the Fund, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Director:	Voted For	Withheld Authority
Michael J. Downey	177,670,106	1,341,274
William H. Foulk, Jr.*	177,513,147	1,498,234
Nancy P. Jacklin	177,735,792	1,275,589
Robert M. Keith	177,684,440	1,326,940
Carol C. McMullen	177,776,007	1,235,373
Garry L. Moody	177,685,142	1,326,239
Marshall C. Turner	177,657,263	1,354,118
Earl D. Weiner	177,655,684	1,355,696

2.	To vote upon the approval of new advisory agreements for the Fund with AllianceBernstein L.P.

Voted For	Voted Against	Abstained	Broker Non-Votes
29,404,046	169,840	533,211	13,599,421

*Mr.	Foulk retired on December 31, 2018.

54 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Kurt A. Feuerman(2), Vice President

Anthony Nappo(2), Vice President

Emilie D. Wrapp, Secretary

Michael B. Reyes, Senior Analyst

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s portfolio managers. Messrs. Feuerman and Nappo are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018, the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Select US Long/Short Portfolio (the “Fund”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including the Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of the Fund subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at a meeting held on July 31-August 2, 2018 is set forth below.

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of Potential Assignments

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature

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and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of

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the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is

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affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider

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(the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional,

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offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific

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services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Long/Short Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are

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independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical,

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accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable. The directors noted that the reduction in the advisory fee rate effective since February 3, 2017 would likely impact the Adviser’s profitability analysis in future years.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and

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transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting a reduction in the advisory fee rate effective since February 3, 2017) with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect the reduction in the Fund’s expense ratio effective since February 3, 2017, when the advisory rate was reduced and the Adviser had set the Fund’s expense cap at a correspondingly lower level. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund

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by others. The directors noted that the Fund’s pro forma expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains a breakpoint that reduces the fee rate on assets above a specified level. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed the breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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AB SELECT US LONG/SHORT PORTFOLIO

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800 221 5672

SULS-0152-1218

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: February 26, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: February 26, 2019